                                                                 OCTOBER 1, 2002

                        RELIASTAR LIFE INSURANCE COMPANY
                         ADVANTAGE CENTURY(SM) ANNUITY

              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                   ISSUED BY
                               SEPARATE ACCOUNT N
                        RELIASTAR LIFE INSURANCE COMPANY
  (formerly known as Separate Account One of Northern Life Insurance Company)

PROFILE OF OUR INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACTS

THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT FEATURES OF THE CONTRACTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING A CONTRACT. THE CONTRACTS ARE MORE FULLY DESCRIBED IN THE FULL PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.

1. THE ANNUITY CONTRACT: The fixed and variable annuity contracts we are offering are contracts between you, the owner, and us, ReliaStar Life Insurance Company (the "Company," "we," "us," "our"). Prior to October 1, 2002, the Contracts were issued by Northern Life Insurance Company ("Northern") a wholly-owned subsidiary of the Company. On October 1, 2002, Northern merged into ReliaStar Life Insurance Company, and ReliaStar Life Insurance Company assumed responsibility for all of Northern's obligations under the Contracts.

     We offer four series of Contracts. Transfer Series Contracts include an individual deferred tax sheltered annuity contract, an individual deferred retirement annuity contract and an individual deferred annuity contract ("Transfer Series"). The Flex Series Contracts include a flexible premium individual deferred tax sheltered annuity contract, a flexible premium individual retirement annuity contract, and a flexible premium individual deferred annuity contract for deferred compensation plans established under
Section 457 of the Internal Revenue Tax Code ("Code") ("Flex Series"). The Retail Series Contracts include a flexible premium individual deferred tax sheltered annuity contract, a flexible premium individual retirement annuity contract, and a flexible premium individual deferred annuity contract for deferred compensation plans established under Section 457 of the Code ("Retail Series"). The Plus Series Contracts include a flexible premium individual deferred tax sheltered annuity contract, a flexible premium individual retirement annuity contract, and a flexible premium individual deferred annuity contract for deferred compensation plans established under Section 457 of the Code ("Plus Series"). Only the Retail Series Contracts are offered through this Profile and the accompanying Prospectus.

     For Retail Series Contracts which are issued for use with Qualified Plans, the Company will accept periodic, single sum, rollover and transfer Purchase Payments as permitted by the Code which are not less than the specific contract minimum Purchase Payment. For non-qualified Retail Series Contracts, the Company will accept periodic and single sum Purchase Payments, as well as amounts transferred under Section 1035 of the Code, which are not less than the specified Contract minimum Purchase Payment.

     The Contracts provide a means for selecting one or more funds ("Funds") on a tax-deferred basis. The Contracts are intended for retirement savings or other long-term investment purposes and provide for a death benefit and guaranteed income options.

     Through the Variable Account, the Contracts offer up to 32 investment options from which you can choose up to 16 over the lifetime of the Contract. The returns on these investment options are not guaranteed and you can possibly lose money. We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 per transfer for any transfer and to limit the number of transfers.

     The Contracts also offer three Fixed Accounts. These Fixed Accounts have an interest rate that is set periodically by the Company. The minimum rate is the guaranteed rate. While your money is in a fixed account, the interest you earn and your principal are guaranteed by the Company. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company.

     The Contracts have two phases: the accumulation phase and the income or payout phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are not taxed as income until you make a withdrawal. The amounts accumulated during the accumulation phase will help determine the amount of annuity payments. The income phase occurs when you begin receiving regular annuity payments from your Contract on the annuity commencement date.

2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want to receive regular income from your annuity, you can choose one of three options: (1) periodic payments (generally monthly) for your life (assuming you are the annuitant); (2) periodic payments (generally monthly) for your life, but with payments continuing to the beneficiary for 10 years if you die before the end of the selected period; and
(3) periodic payments (generally monthly) for your life and for the life of another person (usually your spouse) selected by you. Once you begin receiving regular annuity payments, you cannot change your payment plan.

     During the income phase, you have the same investment options you had during the accumulation phase. You can choose to have annuity payments come from Fixed Account A or B, the Variable Account or any combination of these. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of your annuity payments may go up or down.

3. PURCHASE: The minimum amount the Company will accept as an initial Purchase Payment is $5,000 per lump sum payment for Retail Series Contracts (or if periodic payments are being made, the minimum is $50 per periodic payment). The Company may choose not to accept any subsequent Purchase Payment for a Retail Series Contract if it is less than $5,000 (or if periodic payments are being made, the payment is less than $50). The Company may choose not to accept any subsequent Purchase Payments if the additional payments, when added to the Contract Value at the next Valuation Date, would exceed $1,000,000.

4. INVESTMENT OPTIONS: You can put your money in up to 16 of these 32 investment options, which are described in the prospectuses for the Funds. You do not have to choose your investment options in advance, but upon participation in the sixteenth Fund you would only be able to transfer within the 16 already utilized and which are still available.

                                       AIM VARIABLE                       THE ALGER                    FIDELITY(R) VARIABLE
ING VARIABLE PRODUCTS TRUST          INSURANCE FUNDS                    AMERICAN FUND                   INSURANCE PRODUCTS
---------------------------  --------------------------------  --------------------------------  --------------------------------
ING VP Growth Opportunities  AIM V.I. Dent Demographic         Alger American Growth Portfolio   Fidelity(R) VIP Asset Manager:
  Portfolio (Class R)          Trend Funds (Series I)          Alger American Leveraged            Growth(R) Portfolio (Initial
ING VP Growth + Value                                            AllCap Portfolio                Class)
  Portfolio (Class R)                                          Alger American MidCap             Fidelity(R) VIP Contrafund(R)
ING VP High Yield Bond                                           Growth Portfolio                  Portfolio (Initial Class)
  Portfolio (Class R)                                          Alger American Small              Fidelity(R) VIP Equity-Income
ING VP International Value                                       Capitalization Portfolio          Portfolio (Initial Class)
  Portfolio (Class R)                                                                            Fidelity(R) VIP Growth
ING VP MagnaCap Portfolio                                                                        Opportunities
  (Class R)                                                                                        Portfolio (Initial Class)
ING VP MidCap Opportunities                                                                      Fidelity(R) VIP Growth Portfolio
  Portfolio (Class R)                                                                              (Initial Class)
ING VP Research Enhanced                                                                         Fidelity(R) VIP Index 500
  Index Portfolio (Class R)                                                                      Portfolio
ING VP SmallCap                                                                                    (Initial Class)
  Opportunities Portfolio                                                                        Fidelity(R) VIP Investment Grade
  (Class R)                                                                                        Bond Portfolio (Initial Class)
                                                                                                 Fidelity(R) VIP Money Market
                                                                                                   Portfolio (Initial Class)

                                                      NEUBERGER BERMAN
          JANUS ASPEN SERIES                      ADVISERS MANAGEMENT TRUST                     OCC ACCUMULATION TRUST
---------------------------------------  -------------------------------------------  -------------------------------------------
Janus Aspen Aggressive Growth Portfolio  Limited Maturity Bond Portfolio              Equity Portfolio
  (Institutional Shares)                 Partners Portfolio                           Global Equity Portfolio
Janus Aspen Growth Portfolio             Socially Responsive Portfolio                Managed Portfolio
  (Institutional Shares)                                                              Small Cap Portfolio
Janus Aspen International Growth
Portfolio
  (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio
  (Institutional Shares)

Depending upon market conditions, you can make or lose money in any of these Funds.

5. EXPENSES: The Contracts have insurance features and investment features, and there are costs related to each.

     Each year during the accumulation phase we deduct a $30 Annual Contract Charge from your Contract Value. We reserves the right to waive this fee if the Account Value exceed $25,000. We will also waive this charge where the annual Purchase Payments, less any withdrawals, equal or exceed $5,000. However, we reserve the right to reinstate the fee for Contracts qualifying for the waiver. We also deduct for insurance and administrative charges which annually total 1.40% of the average daily value of amounts invested in the Sub-Accounts.

     There are also Fund annual expenses which range from 0.28% to 1.53% of the average daily value of the Fund depending upon the Fund which you select.

     No deduction for a sales charge is made from Purchase Payments on the date they are received by the Company. However, if you take all or a part of your money out, we may assess a withdrawal charge. For Retail Series Contracts issued as a non-qualified or IRA Contract this charge for each purchase payment is equal to a maximum of 7% in years 1 and 2 and reduces to 0 after year 6. For Retail Series Contracts issued as a TSA or 457 Contract, this charge for each Purchase Payment is equal to a maximum of 7% in years 1 and 2 and reduces to 0% after year 6; however, 12 years after the original Issue Date, this charge will automatically be 0%. We may also assess a state premium tax charge which ranges from 0% to 4% depending upon the state.

     The following chart is designed to help you understand the expenses in the Retail Series Contract. The column "Total Annual Charges Under Contract" shows the total of the $30 Annual Contract Charge (converted to a percentage of assets equal to 0.177%), the 1.40% insurance and administrative charges, the 0.15% optional death benefit rider fee, and the investment expenses for each investment portfolio. The next two columns show you two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. For year 1, the Total Annual Expenses are assessed as well as the withdrawal charges. For year 10, the example shows the aggregate of all the annual expenses assessed for the 10 years, but there is no withdrawal charge. The premium tax is assumed to be 0% in both examples. Actual fees may be more or less than those shown in these examples.

                              FUND EXPENSE TABLE*

                                                                                                       EXAMPLES:
                                                                                                     TOTAL ANNUAL
                                                                                                       EXPENSES
                                                                                        TOTAL         AT END OF:
                                                               TOTAL        TOTAL       ANNUAL     -----------------
                                                              ANNUAL       ANNUAL      CHARGES     1 YEAR    10 YEAR
                                                             INSURANCE    PORTFOLIO     UNDER      RETAIL    RETAIL
                        PORTFOLIO                             CHARGES      CHARGES     CONTRACT    SERIES    SERIES
                        ---------                            ---------    ---------    --------    ------    -------
ING VP Growth Opportunities Portfolio (Class R)..........      1.73%        0.90%       2.63%        89        296
ING VP Growth + Value Portfolio (Class R)................      1.73%        0.80%       2.53%        88        286
ING VP High Yield Bond Portfolio (Class R)...............      1.73%        0.80%       2.53%        88        286
ING VP International Value Portfolio (Class R)...........      1.73%        1.00%       2.73%        90        309
ING VP MagnaCap Portfolio (Class R)......................      1.73%        0.90%       2.63%        89        296

                                                                                                       EXAMPLES:
                                                                                                     TOTAL ANNUAL
                                                                                                       EXPENSES
                                                                                        TOTAL         AT END OF:
                                                               TOTAL        TOTAL       ANNUAL     -----------------
                                                              ANNUAL       ANNUAL      CHARGES     1 YEAR    10 YEAR
                                                             INSURANCE    PORTFOLIO     UNDER      RETAIL    RETAIL
                        PORTFOLIO                             CHARGES      CHARGES     CONTRACT    SERIES    SERIES
                        ---------                            ---------    ---------    --------    ------    -------
ING VP MidCap Opportunities Portfolio (Class R)..........      1.73%        0.90%       2.63%        89        296
ING VP Research Enhanced Index Portfolio (Class R).......      1.73%        0.90%       2.63%        89        296
ING VP SmallCap Opportunities Portfolio (Class R)........      1.73%        0.90%       2.63%        89        296
AIM V.I. Dent Demographic Trends Fund (Series I).........      1.73%        1.30%       3.03%        93        334
Alger American Growth Portfolio..........................      1.73%        0.81%       2.54%        89        287
Alger American Leveraged AllCap Portfolio................      1.73%        0.92%       2.65%        90        298
Alger American MidCap Growth Portfolio...................      1.73%        0.88%       2.61%        89        294
Alger American Small Capitalization Portfolio............      1.73%        0.92%       2.65%        90        298
Fidelity(R) VIP Asset Manager: Growth(R) Portfolio
  (Initial Class)........................................      1.73%        0.73%       2.46%        88        279
Fidelity(R) VIP Contrafund(R) Portfolio (Initial
  Class).................................................      1.73%        0.68%       2.41%        87        274
Fidelity(R) VIP Equity-Income Portfolio (Initial
  Class).................................................      1.73%        0.58%       2.31%        86        264
Fidelity(R) VIP Growth Opportunities Portfolio (Initial
  Class).................................................      1.73%        0.69%       2.42%        87        275
Fidelity(R) VIP Growth Portfolio (Initial Class).........      1.73%        0.68%       2.41%        87        274
Fidelity(R) VIP Index 500 Portfolio (Initial Class)......      1.73%        0.35%       2.08%        84        241
Fidelity(R) VIP Investment Grade Bond Portfolio (Initial
  Class).................................................      1.73%        0.54%       2.27%        86        260
Fidelity(R) VIP Money Market Portfolio (Initial Class)...      1.73%        0.28%       2.01%        83        233
Janus Aspen Aggressive Growth Portfolio (Institutional
  Shares)................................................      1.73%        0.67%       2.40%        87        273
Janus Aspen Growth Portfolio (Institutional Shares)......      1.73%        0.66%       2.39%        87        272
Janus Aspen International Growth Portfolio (Institutional
  Shares)................................................      1.73%        0.71%       2.44%        88        277
Janus Aspen Worldwide Growth Portfolio (Institutional
  Shares)................................................      1.73%        0.69%       2.42%        87        275
Neuberger Berman Advisers Management Trust Limited
  Maturity Bond Portfolio................................      1.73%        0.73%       2.46%        88        279
Neuberger Berman Advisers Management Trust Partners
  Portfolio..............................................      1.73%        0.87%       2.60%        89        293
Neuberger Berman Advisers Management Trust Socially
  Responsive Portfolio...................................      1.73%        1.53%       3.26%        96        356
OCC Equity Portfolio.....................................      1.73%        0.93%       2.66%        90        299
OCC Global Equity Portfolio..............................      1.73%        1.20%       2.93%        92        325
OCC Managed Portfolio....................................      1.73%        0.88%       2.61%        89        294
OCC Small Cap Portfolio..................................      1.73%        0.90%       2.63%        89        296


---------------
 * The fees and expense information regarding the Funds was provided by the Funds. Except for the ING Variable Products Trust, neither the Funds nor their advisers are affiliated with the Company.

     Certain of the portfolios are subject to fee waiver or reimbursement arrangements. The charges listed above reflect any expense reimbursement or fee waiver. For more detailed information, see Summary of Contract Expenses in the Prospectus for the Contract.

6. TAXES: Your earnings are not taxed until you take them out. If you withdraw money, earnings may come out first and will be taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as taxable income. Annuity payments during the income phase may be considered partly a return of your original investment, in which case that part of each payment is not taxable as income. You will not generally pay taxes on any earnings from the Contracts described in this Prospectus until they are withdrawn (or in the case of a tax exempt 457 plan, paid or made available to you or a beneficiary). Tax-qualified retirement arrangements (e.g. 401(a), 401(k), 403(a), 403(b), 457 plans, or IRAs) also defer payment of taxes on earnings until they are withdrawn (or in the case of a tax exempt 457 plan, paid or made available to you or a beneficiary). When an annuity contract is used to fund a tax-qualified retirement arrangement, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

7. ACCESS TO YOUR MONEY: Subject to restrictions under the Code, you can take money out at any time during the accumulation phase. For a Retail Series Contract, during any Contract Year, you can take the greater of: all Contract earnings; or 10% (as of the last Contract Anniversary) of Purchase Payments still subject to a surrender fee. Withdrawals in excess of these amounts will be charged the applicable surrender charge. After we have a payment for 6 years, there is no charge for withdrawals for those payments. You may also have to pay income tax and a tax penalty on any money you take out. Withdrawals from Contracts that are tax sheltered annuity contracts established pursuant to
Section 403(b) of the Code are subject to special restrictions on withdrawals.

8. PERFORMANCE: The value of the Contract will vary up or down depending upon the investment performance of the Funds you choose. The following chart shows total returns through December 31, 2001, for each Fund for the time periods shown. This chart reports performance returns only from the date a Fund was offered through the Variable Account by one or more Contracts and for periods where our Contracts offered the Fund for a complete year. These numbers reflect the insurance and administrative charges of 1.40%, the Annual Contract Charge of $30 (which is represented as 0.177%), the investment expenses and all other expenses of the Fund. These numbers do not reflect any withdrawal charges or charges for the optional death benefit rider, and if applied these charges would reduce such performance. Past performance is not a guarantee of future results. Investment in the money market fund option is neither insured nor guaranteed by the U.S. Government and there can be no assurance that it will be able to maintain a stable net asset value of $1 per share.

     Performances of certain of the Funds reflect a voluntary expense limitation. In the absence of this voluntary limitation the total return would have been lower.

                                                                       CALENDAR YEAR
                                            -------------------------------------------------------------------
                                             2001       2000       1999       1998      1997      1996     1995
                                            -------    -------    -------    ------    ------    ------    ----
ING VARIABLE PRODUCTS TRUST:
  Growth Opportunities Portfolio (Class
    R)..................................    (39.60%)       N/A        N/A       N/A       N/A       N/A    N/A
  Growth + Value Portfolio (Class R)....    (32.13%)    (1.21%)    92.10%    17.49%    12.88%    21.20%    N/A
  High Yield Bond Portfolio (Class R)...     (0.89%)    (3.04%)    (0.74%)   (0.99%)      N/A       N/A    N/A
  International Value Portfolio (Class
    R)..................................    (13.08%)     1.57%     47.91%    15.13%       N/A       N/A    N/A
  MagnaCap Portfolio (Class R)..........    (11.87%)       N/A        N/A       N/A       N/A       N/A    N/A
  MidCap Opportunities Portfolio (Class
    R)..................................    (34.03%)       N/A        N/A       N/A       N/A       N/A    N/A
  Research Enhanced Index Portfolio
    (Class R)...........................    (13.64%)   (13.03%)     4.17%    (0.23%)    5.35%    11.51%    N/A
  SmallCap Opportunities Portfolio
    (Class R)...........................    (30.33%)    (0.50%)   137.52%    15.49%    13.83%    12.03%    N/A
AIM VARIABLE INSURANCE FUNDS:
  AIM V.I. Dent Demographic Trends Fund
    (Series I)..........................    (33.05%)       N/A        N/A       N/A       N/A       N/A    N/A
THE ALGER AMERICAN FUND:
  Alger American Growth Portfolio.......    (13.23%)   (16.13%)    31.71%    45.84%    23.82%    11.58%    N/A
  Alger American Leveraged AllCap
    Portfolio...........................    (17.28%)   (26.05%)    75.41%    55.46%    17.84%    10.29%    N/A
  Alger American MidCap Growth
    Portfolio...........................     (8.01%)     7.49%     29.84%    28.31%    13.23%    10.15%    N/A
  Alger American Small Capitalization
    Portfolio...........................    (30.68%)   (28.39%)    41.25%    13.75%     9.67%     2.54%    N/A

                                                                       CALENDAR YEAR
                                            -------------------------------------------------------------------
                                             2001       2000       1999       1998      1997      1996     1995
                                            -------    -------    -------    ------    ------    ------    ----
FIDELITY VARIABLE INSURANCE PRODUCTS:
  Fidelity(R) VIP Asset Manager:
    Growth(R) Portfolio (Initial
    Class)..............................     (8.86%)   (13.86%)    13.48%    15.76%    23.15%    18.08%    N/A
  Fidelity(R) VIP Contrafund(R)
    Portfolio (Initial Class)...........    (13.65%)    (8.10%)    22.35%    28.00%    22.24%    19.43%    N/A
  Fidelity(R) VIP Equity-Income
    Portfolio (Initial Class)...........     (6.46%)     6.74%      4.67%     9.90%    26.15%    12.51%    N/A
  Fidelity(R) VIP Growth Opportunities
    Portfolio (Initial Class)...........    (15.80%)   (18.39%)     2.65%       N/A       N/A       N/A    N/A
  Fidelity(R) VIP Growth Portfolio
    (Initial Class).....................    (18.98%)   (12.39%)    35.35%    37.38%    21.59%    12.92%    N/A
  Fidelity(R) VIP Index 500 Portfolio
    (Initial Class).....................    (13.51%)   (10.74%)    18.66%    26.37%    30.68%    20.93%    N/A
  Fidelity(R) VIP Investment Grade Bond
    Portfolio (Initial Class)...........      6.77%      9.50%        N/A       N/A       N/A       N/A    N/A
JANUS ASPEN SERIES:
  Janus Aspen Aggressive Growth
    Portfolio (Institutional Shares)....    (40.48%)   (32.94%)   122.10%    32.22%       N/A       N/A    N/A
  Janus Aspen Growth Portfolio
    (Institutional Shares)..............    (25.97%)   (15.91%)    41.81%    33.60%       N/A       N/A    N/A
  Janus Aspen International Growth
    Portfolio (Institutional Shares)....    (24.49%)   (17.29%)    79.57%    15.43%       N/A       N/A    N/A
  Janus Aspen Worldwide Growth Portfolio
    (Institutional Shares)..............    (23.70%)   (17.02%)    61.99%    26.95%       N/A       N/A    N/A
NEUBERGER BERMAN ADVISERS MANAGEMENT
  TRUST:
  Limited Maturity Bond Portfolio.......      7.08%      5.13%     (0.11%)    2.76%       N/A       N/A    N/A
  Partners Portfolio....................     (4.36%)    (0.87%)     5.70%     2.58%       N/A       N/A    N/A
  Socially Responsive Portfolio.........     (5.10%)    (3.15%)       N/A       N/A       N/A       N/A    N/A
OCC ACCUMULATION TRUST:
  Equity Portfolio......................     (8.49%)     8.21%      0.94%    10.13%       N/A       N/A    N/A
  Global Equity Portfolio...............    (15.20%)     3.07%     24.59%    11.54%       N/A       N/A    N/A
  Managed Portfolio.....................     (6.42%)     8.04%      3.36%     5.46%       N/A       N/A    N/A
  Small Cap Portfolio...................      6.64%     42.00%     (0.37%)   (0.47%)      N/A       N/A    N/A

9. DEATH BENEFIT: If the Contract Owner (for Contracts owned by a natural person), or the Annuitant (for Contracts owned by a non-natural person) dies prior to the beginning of annuity payments, the Beneficiary will receive a Death Benefit. The Death Benefit will be the greatest of three amounts: 1) the Contract Value less any Outstanding Loan Balance; 2) the sum of all Purchase Payments adjusted for any amounts deducted from your Contract (including withdrawals, annuity payments, loans and fees and expenses); or 3) the Contract Value on the Specified Contract Anniversary immediately preceding your death (i.e., the Contract Value on the latest of the 6th, 12th, 18th, etc. Contract Anniversary), adjusted for Purchase Payments made and for amounts deducted (including withdrawals, annuity payments, loans and fees and expenses) since that anniversary. If the Contract Owner or the Annuitant, as described above, dies after age 80, the Beneficiary will receive the greater of (1) or (2) above.

     For an additional premium, you can purchase a rider that enables you to change the Specified Contract Annuity immediately preceding your death, in option (2) above, to the Contract Anniversary immediately preceding your death. The charge for this rider is equal to an annual rate of 0.15% of the average daily value of amounts invested in the Sub-Accounts, charged on a monthly basis.

     For Contracts owned by a natural person, if the Annuitant dies and is not the same as the Contract Owner, the Contract Owner will automatically be named as the new Annuitant and no Death Benefit will be payable.

10. OTHER INFORMATION

FREE LOOK. For Retail Series Contracts, if you cancel the Contract within 10 days after receiving it (or whatever period is required in your state), we will return the Contract Value without assessing a withdrawal charge unless otherwise required by state law. The Contract Value may be more or less than your original payment.

     For Retail Series Contracts, if you reside in a state requiring the return of Purchase Payments made for any cancellation during a free look period the amount of your initial payments will be allocated to the money market option during the free look period in your state plus five calendar days. If you cancel your Contract we will return your payments made or the Contract Value, whichever is larger. If you keep your Contract, we will then allocate your initial payments plus Contract Earnings to the appropriate fund(s) you have chosen.

NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

WHO SHOULD PURCHASE THE CONTRACT? This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. Contracts issued for use with Qualified Plans do not provide additional tax deferral from that provided by the Code.

ADDITIONAL FEATURES. This Contract has additional features that may be of interest to you. These include:

     - If the Contract you purchase is issued for use with a Qualified Plan pursuant to Section 403(b) of the Code, loans from the Contract may be available. These loans are subject to certain restrictions.

     - You can arrange to have money automatically sent to you each month while your Contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature Systematic Withdrawal.

     - You can arrange to have a regular amount of money automatically transferred to investment portfolios each month to provide for regular level investments over time. We call this feature Dollar Cost Averaging.

     - The Company will automatically readjust the money in your Contract between investment portfolios periodically to keep the blend you select. We call this feature Automatic Reallocation.

These features are not available in all states and may not be suitable for your particular situation.

11. INQUIRIES: If you need more information, please contact us at:

ReliaStar Life Insurance Company
P.O. Box 5050
Minot, North Dakota 58702-5050
1-877-884-5050

or the distributor of the Contracts, our affiliated Company,

Washington Square Securities, Inc.
20 Washington Avenue South
Minneapolis, Minnesota 55401
1-800-333-6965

or your registered representative.

                        RELIASTAR LIFE INSURANCE COMPANY
                         ADVANTAGE CENTURY(SM) ANNUITY
              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                   ISSUED BY
                               SEPARATE ACCOUNT N
                        RELIASTAR LIFE INSURANCE COMPANY
  (FORMERLY KNOWN AS SEPARATE ACCOUNT ONE OF NORTHERN LIFE INSURANCE COMPANY)
               20 WASHINGTON AVENUE SOUTH, MINNEAPOLIS, MN 55401
                           TELEPHONE: (612) 372-5507

     ReliaStar Life Insurance Company (the "Company," "we," "us," "our") offers four series of flexible premium Individual Deferred Variable/Fixed Annuity Contracts ("Contracts") for use in connection with retirement plans qualifying for special tax treatment under the Internal Revenue Code (see "Federal Tax Status"). The four Series of Contracts offered by the Company (the "Flex Series", the "Transfer Series", the "Retail Series", and the "Plus Series")) differ in the amount of Purchase Payments required, when Purchase Payments can be made and certain charges imposed under the Contracts. The Transfer Series Contracts, the Retail Series Contracts, and the Plus Series Contracts are also offered on a non-qualified basis. This Prospectus describes and offers only the Retail Series Contracts, also known as the ReliaStar Life Advantage Century(SM) Annuity. Prior to October 1, 2002, the Contracts were issued by Northern Life Insurance Company. (See the section entitled "The Company.")

     The Retail Series Contracts provide for accumulation of Contract Value and payment of annuity benefits on a variable or fixed basis, or a combination variable and fixed basis. Annuity Payouts under the Contracts are deferred until a selected later date.

     Subject to certain restrictions, you can allocate premiums to:

       - three separate Fixed Accounts (Fixed Account A, Fixed Account B, and Fixed Account C), which are accounts that provide a minimum specified rate of interest; and

       - Sub-Accounts of Separate Account N (formerly known as Separate Account One of Northern Life Insurance Company) (the "Variable Account"), a variable account which invests in certain portfolios of the following Funds (the "Funds"):

ING Variable Products Trust
AIM Variable Insurance Funds
The Alger American Fund
Fidelity(R) Variable Insurance Products
Janus Aspen Series
Neuberger Berman Advisers Management Trust
OCC Accumulation Trust

     The Variable Account, your account value and the amount of any variable annuity payments that you receive will vary, primarily based on the investment performance of the portfolios of the Funds you select. (For more information about investing in the Funds, see "Investments of the Variable Account"). The Fixed Accounts are part of the general account of the Company. Except as specifically mentioned, this Prospectus describes only the Variable Account and the Funds. Information about the Fixed Accounts is contained in Appendix A.

     Additional information about the Contracts, the Company, and the Variable Account is contained in a Statement of Additional Information dated October 1, 2002, which has been filed with the Securities and Exchange Commission ("SEC") and is available upon request without charge by writing to ReliaStar Life Insurance Company, P.O. Box 5050, Minot, North Dakota 58702-5050, by calling
(877) 884-5050, or by accessing the SEC's Internet web site (www.sec.gov). The Statement of Additional Information is incorporated by reference in this Prospectus. The Table of Contents for the Statement of Additional Information may be found on page 36 of this Prospectus.

THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACTS THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

     These insurance and investment products:
     - ARE NOT BANK DEPOSITS OR GUARANTEED BY A BANK;

     - ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY;

     - ARE AFFECTED BY MARKET FLUCTUATIONS AND INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL; AND

     - HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

We do not intend for this Prospectus to be an offer to sell or a solicitation to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this Prospectus. The Contracts are not available for sale in New York.

This Prospectus must be accompanied or preceded by the current prospectuses for the portfolios of the Funds offered by ING Variable Products Trust, AIM Variable Insurance Funds, The Alger American Fund, Fidelity(R) Variable Insurance Products, Janus Aspen Series, Neuberger Berman Advisers Management Trust and OCC Accumulation Trust.

                THE DATE OF THIS PROSPECTUS IS OCTOBER 1, 2002.

                               TABLE OF CONTENTS

Definitions.................................................    4
Fee Table...................................................    6
  Summary of Contract Expenses..............................    6
Condensed Financial Information.............................   11
The Company.................................................   12
The Variable Account........................................   12
Investments of the Variable Account.........................   12
  Reinvestment..............................................   13
  Addition, Deletion or Substitution of Fund Shares.........   13
Charges Made by the Company.................................   14
  Withdrawal Charge (Contingent Deferred Sales Charge)......   14
  Partial Waiver of Withdrawal Charge.......................   15
  Annual Contract Charge....................................   16
  Mortality Risk Charge.....................................   16
  Expense Risk Charge.......................................   16
  Administrative Charge.....................................   16
  Optional Death Benefit Rider Fee..........................   16
  Sufficiency of Charges....................................   17
  Premium and Other Taxes...................................   17
  Reduction of Charges......................................   17
  Expenses of the Funds.....................................   17
Administration..............................................   18
The Contracts...............................................   18
  Contract Application and Purchase Payments................   18
  Revocation................................................   18
  Allocation of Purchase Payments...........................   18
  Accumulation Unit Value...................................   19
  Net Investment Factor.....................................   19
  Death Benefit Before the Start Date.......................   20
  Payment of Death Benefit Before the Start Date............   20
  Death Benefit After Start Date............................   20
  Withdrawal (Redemption)...................................   21
  Systematic Withdrawals....................................   22
  Loans Available from Certain Qualified Contracts..........   22
  Reallocations.............................................   22
     Written Reallocations..................................   23
     Telephone Reallocations................................   23
     Automatic Reallocations................................   23
     Dollar Cost Averaging Reallocations....................   24
     Reallocations from the Fixed Accounts..................   24
  Assignments...............................................   25
  Contract Owner and Beneficiaries..........................   25
  Contract Inquiries........................................   26
Annuity Provisions..........................................   26
  Start Date................................................   26
  Annuity Payout Selection..................................   26
  Forms of Annuity Payouts..................................   27
  Frequency and Amount of Annuity Payouts...................   27
  Annuity Payouts...........................................   27
  Sub-Account Annuity Unit Value............................   28
  Assumed Investment Rate...................................   28

  Partial Annuitization......................................................................................         28
Federal Tax Status...........................................................................................         28
  Introduction...............................................................................................         28
  Tax Status of the Contract.................................................................................         29
  Taxation of Annuities......................................................................................         30
  Transfers, Assignments or Exchanges of a Contract..........................................................         31
  Withholding................................................................................................         32
  Multiple Contracts.........................................................................................         32
  Taxation of Qualified Plans................................................................................         32
  Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans...............................................         32
  Individual Retirement Annuities............................................................................         32
  Tax Sheltered Annuities....................................................................................         33
  Transfers from 403(b)(7) Custodial Accounts................................................................         33
  Section 457 Plans..........................................................................................         33
  Possible Charge for the Company's Taxes....................................................................         33
  Other Tax Consequences.....................................................................................         33
  Possible Changes in Taxation...............................................................................         34
Voting of Fund Shares........................................................................................         34
Distribution of the Contracts................................................................................         34
Reports to Contract Owners...................................................................................         35
Legal Proceedings............................................................................................         35
Financial Statements.........................................................................................         35
Experts......................................................................................................         35
Further Information..........................................................................................         35
Separate Account N (formerly known as Separate Account One of Northern Life Insurance Company) Statement of
  Additional Information Table of Contents...................................................................         36
Appendix A: The Fixed Accounts...............................................................................        A-1
Appendix B: Description of Underlying Funds..................................................................        B-1
Appendix C: Performance Information and Condensed Financial Information......................................        C-1

DEFINITIONS

ACCUMULATION UNIT. A unit of measure used to determine the Variable Account
     Contract Value.

ANNUITANT. The person whose life determines the annuity payouts payable at the Start Date under a Contract.

ANNUITY PAYOUT DATE. Unless otherwise agreed to by the Company, the first business day of any calendar month in which a Fixed or Variable Annuity Payout is made under a Contract.

ANNUITY UNIT. A unit of measure used to determine the amount of a Variable
     Annuity Payout after the first Variable Annuity Payout.

BENEFICIARY. The person(s) named by the Contract Owner to receive the Death
     Benefit upon the death of the Contract Owner or Annuitant, if applicable, before the Start Date and to receive the balance of annuity payouts, if any, under the annuity payout(s) in effect at the Annuitant's death.

CODE. The Internal Revenue Code of 1986, as amended.

COMPANY. ReliaStar Life Insurance Company, a stock life insurance company incorporated under the laws of the State of Minnesota.

CONTINGENT BENEFICIARY. The person(s) named to become the Beneficiary if the Beneficiary dies, if applicable.

CONTRACT ANNIVERSARY. The same day and month as the Issue Date each year.

CONTRACT EARNINGS. The Contract Value on any Valuation Date, plus the aggregate
     Purchase Payments withdrawn up to that date, minus the aggregate Purchase Payments made up to that date.

CONTRACT OWNER. The person who controls all the rights and privileges under a Contract.

CONTRACT VALUE. The sum of the Variable Account Contract Value, plus the sum of the Fixed Account A, Fixed Account B, and Fixed Account C Contract Values.

CONTRACT YEAR. Each twelve-month period starting with the Issue Date and each Contract Anniversary thereafter.

DEATH BENEFIT. The amount payable, if any, upon the death before the Start Date of the Contract Owner of a qualified Contract or the Annuitant or Contract Owner in the case of a non-qualified Contract.

DEATH BENEFIT VALUATION DATE. The Valuation Date next following the date the
     Company receives proof of death and an appropriate written request for payment of the Death Benefit from the Beneficiary.

FIXED ACCOUNT A. Part of the general Account of the Company. The general account consists of all assets of the Company, other than those assets allocated to separate accounts of the Company.

FIXED ACCOUNT A CONTRACT VALUE. An amount equal to the sum of Purchase Payments allocated to Fixed Account A, increased by reallocations made to Fixed Account A (including amounts reallocated to the Loan Account) and interest credited to Fixed Account A, less reallocations out of Fixed Account A, withdrawals from Fixed Account A (including amounts applied to purchase annuity payouts, withdrawal charges and applicable premium taxes) and deductions for the Annual Contract Charge.

FIXED ACCOUNT B. Part of the general Account of the Company. The general account consists of all assets of the Company, other than those assets allocated to separate accounts of the Company.

FIXED ACCOUNT B CONTRACT VALUE. An amount equal to the sum of Purchase Payments allocated to Fixed Account B, increased by reallocations made to Fixed Account B and interest credited to Fixed Account B, less reallocations out of Fixed Account B, withdrawals from Fixed Account B (including amounts applied to purchase annuity payouts, withdrawal charges and applicable premium taxes) and deductions for the Annual Contract Charge.

FIXED ACCOUNT C. Part of the general Account of the Company. The general account consists of all assets of the Company, other than those assets allocated to separate accounts of the Company.

FIXED ACCOUNT C CONTRACT VALUE. An amount equal to the sum of Purchase Payments allocated to Fixed Account C, increased by interest credited to Fixed Account C, less reallocations from Fixed Account C (including withdrawal charges and applicable premium taxes), and deductions for the Annual Contract Charge.

FIXED ANNUITY PAYOUT. A series of periodic payments to the Payee which do not vary in amount, are guaranteed as to principal and interest, and are paid from the general Account of the Company.

FUND. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests as described herein.

GOOD ORDER. Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

INITIAL PURCHASE PAYMENT TRANSFER DATE. The Initial Purchase Payment Transfer
     Date is the date that is five calendar days after the applicable state free look period, and is generally 16 days after the Contract Date. This may vary by state.

ISSUE DATE. The date on which the Contract is issued as shown on the Contract data page.

LOAN ACCOUNT. The portion, if any, of Contract Value segregated within Fixed
     Account A which is designated as security for a loan under the Contract.

OUTSTANDING LOAN BALANCE. The aggregate value, if any, of all existing loans, plus any accumulated loan interest, less any loan repayments.

PAYEE. The person to whom the Company will make a Fixed or Variable Annuity
     Payout.

PURCHASE PAYMENT. A payment made to the Company under a Contract which, if permitted under a Contract includes periodic, single lump sum, rollover and transfer payments.

QUALIFIED PLAN. A retirement arrangement under Sections 401(a), 403(b), 408,
     408A or 457 of the Code.

SPECIFIED CONTRACT ANNIVERSARY. Each sixth Contract Anniversary.

START DATE. The date on which all of the Contract Value is used to purchase a Fixed and/or Variable Annuity Payout.

SUB-ACCOUNT. A subdivision of the Variable Account available under a Contract which invests in shares of a specific Fund.

SUB-ACCOUNT CONTRACT VALUE. For any Sub-Account, an amount equal to the number of Accumulation Units of that Sub-Account under a Contract when the Sub-Account Contract Value is computed, multiplied by the accumulation unit value for that Sub-Account.

WITHDRAWAL VALUE. The Contract Value less any applicable Withdrawal Charge, any
     Outstanding Loan Balance and in the case of a full withdrawal, less the Annual Contract Charge.

VALUATION DATE. Each day on which the New York Stock Exchange is open for business except for a day that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Rev. Dr. Martin Luther King, Jr. Day; President's Day; Good Friday; Memorial Day; July Fourth; Labor Day; Thanksgiving Day; and Christmas Day. These days may change at the discretion of the New York Stock Exchange.

VALUATION PERIOD. The period of time between a Valuation Date and the next
     Valuation Date.

VARIABLE ACCOUNT. Separate Account N (formerly known as Separate Account One of
     Northern Life Insurance Company), which is a separate investment account of the Company.

VARIABLE ACCOUNT CONTRACT VALUE. The sum of all Sub-Account Contract Values under a Contract.

VARIABLE ANNUITY PAYOUT. A series of periodic payments to the Payee which will vary in amount based on the investment performance of the Sub-Accounts selected under a Contract.

FEE TABLE

     The tables and examples in this section show the fees your account may incur.

SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases...........................    Not applicable
Maximum Withdrawal Charge Retail Series(a)..................                7%
Reallocation Charge(b)......................................               $25
Dollar Cost Averaging Charge(c).............................               $25
Annual Contract Charge(d)...................................               $30
VARIABLE ACCOUNT ANNUAL EXPENSES
  (as a percentage of average account value)
Mortality and Expense Risk Charges..........................             1.25%
Optional Death Benefit Rider Fee............................             0.15%
Other Account Fees and Expenses (See "Administrative
  Charge")..................................................             0.15%
Total Maximum Variable Account Annual Expenses..............             1.55%

     In addition to the costs and expenses shown in this table state premium taxes may also be applicable. For more information on state premium taxes see "Premium and Other Taxes." See "Charges Made by The Company" and "Death Benefit Before the Start Date" for more information.
---------------

(a) The Withdrawal Charge for Retail Series Contracts applies to each Purchase Payment. The Withdrawal Charge is 7% in the Contract Year a Purchase Payment is received by the Company and the Contract Year immediately following. It decreases to 0% beginning the sixth year after a Purchase Payment was received by the Company. There are certain situations when amounts may be withdrawn free of any Withdrawal Charge or the Withdrawal Charge may be reduced or waived. For more information on the Withdrawal Charge, see "Withdrawal Charge (Contingent Deferred Sales Charge)." The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the partial withdrawal amount or $25. For more information on the processing fee, see "Withdrawal Charge (Contingent Deferred Sales Charge)."

(b) The Company does not currently impose a charge for transfers between the Sub-Accounts or to or from the Fixed Account. However, it reserves the right to assess a $25 charge on any transfer or to limit the number of transfers.

(c) Although the Company does not currently charge for reallocations made under the dollar cost averaging program, it reserves the right to charge a fee not to exceed $25 for each reallocation.

(d) The Company currently deducts an Annual Contract Charge of $30 from the Contract Value, but reserves the right to waive the charge when the Contract Value exceeds $25,000. We also reserve the right to waive this charge where the annual Purchase Payments, less any cumulative partial surrenders equal or exceed $5,000.

FEES DEDUCTED BY THE FUNDS

     USING THIS INFORMATION. The following table shows the investment advisory fees and other expenses charged annually by each Fund. Fund fees are one factor that impacts the value of a Fund share. To learn about additional factors, refer to the Fund prospectus. The fees and expense information regarding the Funds was provided by the Funds. Except for the ING Variable Products Trust, neither the Funds nor their advisers are affiliated with the Company.

     HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the Fund shares on a daily basis, which in turn will affect the value of each Sub-Account on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each Fund, and are based on figures for the year ended December 31, 2001.

                             FUND EXPENSE TABLE(1)

                                                                          TOTAL       FEES AND     TOTAL NET
                                               MANAGEMENT                  FUND       EXPENSES       FUND
                                               (ADVISORY)     OTHER       ANNUAL     WAIVED OR      ANNUAL
                 FUND NAME                        FEES       EXPENSES    EXPENSES    REIMBURSED    EXPENSES
                 ---------                     ----------    --------    --------    ----------    ---------
ING VP Growth Opportunities Portfolio
  (Class R Shares)(2)......................      0.75%        1.07%       1.82%        0.92%         0.90%
ING VP Growth + Value Portfolio (Class R
  Shares)(2)...............................      0.75%        0.42%       1.17%        0.37%         0.80%
ING VP High Yield Bond Portfolio (Class R
  Shares)(2)...............................      0.75%        0.53%       1.28%        0.48%         0.80%
ING VP International Value Portfolio (Class
  R Shares)(2).............................      1.00%        0.53%       1.53%        0.53%         1.00%
ING VP MagnaCap Portfolio (Class R
  Shares)(2)...............................      0.75%        1.47%       2.22%        1.32%         0.90%
ING VP MidCap Opportunities Portfolio
  (Class R Shares)(2)......................      0.75%        1.91%       2.66%        1.76%         0.90%
ING VP Research Enhanced Index Portfolio
  (Class R Shares)(2)......................      0.75%        0.87%       1.62%        0.72%         0.90%
ING VP SmallCap Opportunities Portfolio
  (Class R Shares)(2)......................      0.75%        0.40%       1.15%        0.25%         0.90%
AIM V.I. Dent Demographic Trends Fund
  (Series I Shares)(3)(4)..................      0.85%        0.59%       1.44%        0.14%         1.30%
Alger American Growth Portfolio............      0.75%        0.06%       0.81%         --           0.81%
Alger American Leveraged AllCap
  Portfolio................................      0.85%        0.07%       0.92%         --           0.92%
Alger American MidCap Growth Portfolio.....      0.80%        0.08%       0.88%         --           0.88%
Alger American Small Capitalization
  Portfolio................................      0.85%        0.07%       0.92%         --           0.92%
Fidelity(R) VIP Asset Manager: Growth(R)
  Portfolio (Initial Class)(5).............      0.58%        0.15%       0.73%         --           0.73%
Fidelity(R) VIP Contrafund(R) Portfolio
  (Initial Class)(5).......................      0.58%        0.10%       0.68%         --           0.68%
Fidelity(R) VIP Equity-Income Portfolio
  (Initial Class)(5).......................      0.48%        0.10%       0.58%         --           0.58%
Fidelity(R) VIP Growth Opportunities
  Portfolio (Initial Class)(5).............      0.58%        0.11%       0.69%         --           0.69%
Fidelity(R) VIP Growth Portfolio (Initial
  Class)(5)................................      0.58%        0.10%       0.68%         --           0.68%
Fidelity(R) VIP Index 500 Portfolio
  (Initial Class)(6).......................      0.24%        0.11%       0.35%         --           0.35%

                                                                          TOTAL       FEES AND     TOTAL NET
                                               MANAGEMENT                  FUND       EXPENSES       FUND
                                               (ADVISORY)     OTHER       ANNUAL     WAIVED OR      ANNUAL
                 FUND NAME                        FEES       EXPENSES    EXPENSES    REIMBURSED    EXPENSES
                 ---------                     ----------    --------    --------    ----------    ---------
Fidelity(R) VIP Investment Grade Bond
  Portfolio (Initial Class)................      0.43%        0.11%       0.54%         --           0.54%
Fidelity(R) VIP Money Market Portfolio
  (Initial Class)..........................      0.18%        0.10%       0.28%         --           0.28%
Janus Aspen Aggressive Growth Portfolio
  (Institutional Shares)(7)................      0.65%        0.02%       0.67%         --           0.67%
Janus Aspen Growth Portfolio (Institutional
  Shares)(7)...............................      0.65%        0.01%       0.66%         --           0.66%
Janus Aspen International Growth Portfolio
  (Institutional Shares)(7)................      0.65%        0.06%       0.71%         --           0.71%
Janus Aspen Worldwide Growth Portfolio
  (Institutional Shares)(7)................      0.65%        0.04%       0.69%         --           0.69%
Neuberger Berman Advisers Management
  Trust -- Limited Maturity Bond
  Portfolio(8).............................      0.65%        0.08%       0.73%         --           0.73%
Neuberger Berman Advisers Management
  Trust -- Partners Portfolio(8)...........      0.82%        0.05%       0.87%         --           0.87%
Neuberger Berman Advisers Management
  Trust -- Socially Responsive
  Portfolio(9).............................      0.85%        3.48%       4.33%        2.80%         1.53%
OCC Equity Portfolio(10)...................      0.80%        0.13%       0.93%         --           0.93%
OCC Global Equity Portfolio(10)............      0.80%        0.40%       1.20%         --           1.20%
OCC Managed Portfolio(10)..................      0.78%        0.10%       0.88%         --           0.88%
OCC Small Cap Portfolio(10)................      0.80%        0.10%       0.90%         --           0.90%

---------------

FOOTNOTES TO "FUND EXPENSE TABLE"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees Deducted by the Funds" for additional information.

(2) ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. The expense limits will continue through at least October 31, 2002.

(3) Compensation to the Company for administrative or recordkeeping services may be paid out of fund assets in an amount up to 0.25% annually. Any such fees paid from the AIM Funds' assets are included in the "Other Expenses" column.

(4) The waiver has been restated to reflect current fees. The Fund's adviser has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Fund Annual Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Management (Advisory) Fees were 0.71% after fee waiver.

(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(6) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the fund's manager at any time. Including this reimbursement, the Management (Advisory) Fees, Other Expenses and Total Fund Annual Expenses in 2001 were 0.24%, 0.04% and 0.28%, respectively.

(7) All expenses are shown without the effect of any expense offset arrangements.

(8) Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30, 2005 to reimburse certain operating expenses, excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Portfolios' average daily net asset value.

(9) Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30, 2005 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The expense reimbursement agreement with respect to the Socially Responsive Portfolio provides for NBMI to recoup expenses within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its expense limitation.

(10) Management (Advisory) Fees reflect effective management fees before taking into effect any fee waiver. Other Expenses are shown before expense offsets afforded the Portfolios. Total Fund Annual Expenses for the Equity, Managed and Small Cap Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offset) do not exceed 1.00% of average daily net assets. Total Fund Annual Expenses for the Global Equity Portfolio are limited to 1.25% of average daily net assets.

HYPOTHETICAL EXAMPLES

     ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples show the fees paid over time if $1,000 is invested in a Sub-Account, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the Contract for the following fees: mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.15% annually, optional death benefit rider fee of 0.15% annually, and an annual contract charge of $30.00 (converted to a percentage of assets equal to 0.177%). The total annual fund expenses are those shown in the column "Total Net Fund Annual Expenses" in the Fund Expense Table and assume that any applicable fee waivers or reimbursements described in the fund expense table will continue for the periods shown. See "Charges Made by the Company" for more information.

     - These examples are purely hypothetical.

     - They should not be considered a representation of past or future fees or expected returns.

     - Actual fees and/or returns may be more or less than those shown in these examples.

                                                 EXAMPLE A                                     EXAMPLE B
                                    IF A FULL WITHDRAWAL OF THE CONTRACT        IF THE CONTRACT IS ANNUITIZED AT THE END
                                      VALUE IS MADE AT THE END OF THE          OF THE APPLICABLE TIME PERIOD OR IF IT IS
                                   APPLICABLE TIME PERIOD, YOU WOULD PAY           NOT SURRENDERED, YOU WOULD PAY THE
                                     THE FOLLOWING FEES, INCLUDING ANY            FOLLOWING FEES (NO EARLY WITHDRAWAL
                                    APPLICABLE EARLY WITHDRAWAL CHARGE:                  CHARGE IS REFLECTED):
                                  ----------------------------------------    --------------------------------------------
            FUND NAME             1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR     3 YEARS     5 YEARS     10 YEARS
            ---------             ------    -------    -------    --------    -------    --------    --------    ---------
ING VP Growth Opportunities
  Portfolio (Class R)............  $89       $126       $157        $296        $27        $ 82        $139        $296
ING VP Growth + Value Portfolio
  (Class R)......................  $88       $123       $152        $286        $26        $ 79        $134        $286
ING VP High Yield Bond Portfolio
  (Class R)......................  $88       $123       $152        $286        $26        $ 79        $134        $286
ING VP International Value
  Portfolio (Class R)............  $90       $129       $162        $306        $28        $ 85        $144        $306
ING VP MagnaCap Portfolio (Class
  R).............................  $89       $126       $157        $296        $27        $ 82        $139        $296
ING VP MidCap Opportunities
  Portfolio (Class R)............  $89       $126       $157        $296        $27        $ 82        $139        $296
ING VP Research Enhanced Index
  Portfolio (Class R)............  $89       $126       $157        $296        $27        $ 82        $139        $296
ING VP SmallCap Opportunities
  Portfolio (Class R)............  $89       $126       $157        $296        $27        $ 82        $139        $296
AIM V.I. Dent Demographic Trends
  Fund (Series I)................  $93       $138       $177        $334        $31        $ 94        $159        $334
Alger American Growth
  Portfolio......................  $89       $124       $153        $287        $26        $ 79        $135        $287
Alger American Leveraged AllCap
  Portfolio......................  $90       $127       $158        $298        $27        $ 82        $140        $298
Alger American MidCap Growth
  Portfolio......................  $89       $126       $156        $294        $26        $ 81        $138        $294
Alger American Small
  Capitalization Portfolio.......  $90       $127       $158        $298        $27        $ 82        $140        $298
Fidelity(R) VIP Asset Manager:
  Growth(R) Portfolio (Initial
  Class).........................  $88       $121       $149        $279        $25        $ 77        $131        $279
Fidelity(R) VIP Contrafund(R)
  Portfolio (Initial Class)......  $87       $120       $146        $274        $24        $ 75        $128        $274
Fidelity(R) VIP Equity-Income
  Portfolio (Initial Class)......  $86       $117       $141        $264        $23        $ 72        $123        $264

                                                 EXAMPLE A                                     EXAMPLE B
                                    IF A FULL WITHDRAWAL OF THE CONTRACT        IF THE CONTRACT IS ANNUITIZED AT THE END
                                      VALUE IS MADE AT THE END OF THE          OF THE APPLICABLE TIME PERIOD OR IF IT IS
                                   APPLICABLE TIME PERIOD, YOU WOULD PAY           NOT SURRENDERED, YOU WOULD PAY THE
                                     THE FOLLOWING FEES, INCLUDING ANY            FOLLOWING FEES (NO EARLY WITHDRAWAL
                                    APPLICABLE EARLY WITHDRAWAL CHARGE:                  CHARGE IS REFLECTED):
                                  ----------------------------------------    --------------------------------------------
            FUND NAME             1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR     3 YEARS     5 YEARS     10 YEARS
            ---------             ------    -------    -------    --------    -------    --------    --------    ---------
Fidelity(R) VIP Growth
  Opportunities Portfolio
  (Initial Class)................  $87       $120       $147        $275        $24        $ 75        $129        $275
Fidelity(R) VIP Growth Portfolio
  (Initial Class)................  $87       $120       $146        $274        $24        $ 75        $128        $274
Fidelity(R) VIP Index 500
  Portfolio (Initial Class)......  $84       $110       $129        $241        $21        $ 65        $112        $241
Fidelity(R) VIP Investment Grade
  Bond Portfolio (Initial
  Class).........................  $86       $115       $139        $260        $23        $ 71        $121        $260
Fidelity(R) VIP Money Market
  Portfolio (Initial Class)......  $83       $107       $126        $233        $20        $ 63        $108        $233
Janus Aspen Aggressive Growth
  Portfolio (Institutional
  Shares)........................  $87       $119       $146        $273        $24        $ 75        $128        $273
Janus Aspen Growth Portfolio
  (Institutional Shares).........  $87       $119       $145        $272        $24        $ 74        $127        $272
Janus Aspen International Growth
  Portfolio (Institutional
  Shares)........................  $88       $121       $148        $277        $25        $ 76        $130        $277
Janus Aspen Worldwide Growth
  Portfolio (Institutional
  Shares)........................  $87       $120       $147        $275        $24        $ 75        $129        $275
Neuberger Berman Advisers
  Management Trust Limited
  Maturity Bond Portfolio........  $88       $121       $149        $279        $25        $ 77        $131        $279
Neuberger Berman Advisers
  Management Trust Partners
  Portfolio......................  $89       $125       $156        $293        $26        $ 81        $138        $293
Neuberger Berman Advisers
  Management Trust Socially
  Responsible Portfolio..........  $96       $145       $188        $356        $33        $100        $170        $356
OCC Accumulation Trust Equity
  Portfolio......................  $90       $127       $159        $299        $27        $ 83        $141        $299
OCC Accumulation Trust Global
  Equity Portfolio...............  $92       $135       $172        $325        $30        $ 91        $154        $325
OCC Accumulation Trust Managed
  Portfolio......................  $89       $126       $156        $294        $26        $ 81        $138        $294
OCC Accumulation Trust Small Cap
  Portfolio......................  $89       $126       $157        $296        $27        $ 82        $139        $296


CONDENSED FINANCIAL INFORMATION
     In Appendix C, we provide condensed financial information about the Separate Account N (formerly known as Separate Account One of Northern Life Insurance Company) (the separate account) Sub-Accounts available under the contracts. These tables show the values of the Sub-Accounts over the past seven years. For Sub-accounts that were not available seven years ago, we give a history from the date of first availability.

THE COMPANY
     The Company is a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. We are an indirect, wholly-owned subsidiary of ING Groep N.V. (ING). ING is a global financial institution active in the fields of insurance, banking and asset management. We offer individual life insurance and annuities, employee benefits and retirement contracts. The Company is admitted to do business in the District of Columbia and all states except New York. Our Home Office is at 20 Washington Avenue South, Minneapolis, Minnesota 55401. Our Administrative Service Center is at P.O. Box 5050, Minot, North Dakota 58702-5050.

     Prior to October 1, 2002, the Contracts were issued by Northern Life Insurance Company ("Northern"), a wholly-owned subsidiary of the Company. On October 1, 2002, Northern merged into ReliaStar Life Insurance Company, and ReliaSar Life Insurance Company assumed responsibilities for Northern's obligations under the Contracts.

     The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNT
     Separate Account N is a separate account of the Company established under the insurance laws of the State of Minnesota on October 1, 2002. Prior to October 1, 2002, the Variable Account was known as Separate Account One of Northern Life Insurance Company, which was created in 1994 under Washington law. In connection with the merger of Northern Life Insurance Company and the Company, the Variable Account was transferred to the Company. The Company has complete ownership and control of the assets in the Variable Account, but these assets are held separately from the Company's other assets and are not part of the Company's general account.

     The portion of the assets of the Variable Account equal to its reserves and other Contract liabilities will not be chargeable with liabilities arising out of any other business of the Company. The income, gains and losses, realized or unrealized, from assets allocated to the Variable Account will be credited to or charged against the Variable Account, without regard to the other income, gains, or losses of the Company.

     The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, the Company or the Funds.

     Purchase Payments allocated to the Variable Account are allocated to one or more Sub-Accounts selected by the Contract Owner. Each Sub-Account invests in shares of a specific Fund at net asset value. The future Variable Account Contract Value will depend, primarily, on the investment performance of the Funds whose shares are held in the Sub-Accounts.

INVESTMENTS OF THE VARIABLE ACCOUNT
     When a Contract is applied for, the Contract Owner or Annuitant, as applicable, may elect to have Purchase Payments allocated to one or more of the available Sub-Accounts. Purchase Payments allocated to one or more Sub-Accounts will be invested in shares of one or more of the Funds at net asset value. The Variable Account Contract Value and the amount of Variable Annuity Payouts will vary, primarily based on the investment performance of the Funds whose shares are held in the Sub-Accounts selected. The Contract Owner may also, subject to the limits discussed below, change a Purchase Payment allocation for future Purchase Payments and may reallocate all or part of any Sub-Account Contract Value to another Sub-Account that invests in shares of another Fund.

     There are currently 32 Sub-Accounts, each of which invests in shares of one of the Funds. The Company reserves the right, subject to compliance with applicable law, to offer additional Sub-Accounts, each of which could invest in a new fund with a specified investment objective.

     A Contract Owner is limited to participating in a maximum of 16 Sub-Accounts over the lifetime of the Contract. The Contract Owner would not be required to select the Sub-Accounts in advance, but upon reaching participation in 16 Sub-Accounts since issue of the Contract, the Contract Owner would only be able to transfer within the 16 Sub-Accounts already selected and which are still available under the Variable Account. For example, assume a Contract Owner selects six Sub-Accounts. Later, the Contract Owner transfers out of all of the six initial selections and chooses ten different Sub-Accounts, none of which are the same as the original six selections. The Contract Owner has now used the maximum selection of 16 Sub-Accounts. The Contract Owner may still allocate Purchase Payments or transfer Contract Values among any of the 16 Sub-Accounts that were previously selected. However, the Contract Owner may not allocate funds to the remaining Sub-Accounts at any time. A Contract Owner may transfer partial or complete Contract Values from the Variable Account to Fixed Accounts A and B at any time.

     Orders for the purchase of Fund shares may be subject to acceptance by the Fund. We reserve the right to reject, without prior notice, any allocation of Purchase Payment to a Sub-Account if the Sub-Account's investment in the corresponding Fund is not accepted by the Fund for any reason.

     Information about the Funds may be found in Appendix B -- Description of Underlying Funds and in each Fund prospectus.

     You should read the prospectuses of the Funds for more detailed information and particularly, a more thorough explanation of investment objectives of the Funds. THE FUND PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS OR REALLOCATIONS AMONG THE SUB-ACCOUNTS. There is no assurance that any Fund will achieve its investment objective(s). There is a possibility that one Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in another Fund's prospectus.

     The Funds are available to registered separate accounts of insurance companies, other than the Company, offering variable annuity contracts and variable life insurance policies. The Company currently does not foresee any disadvantages to Contract Owners resulting from the Funds selling shares to insurance products other than the Contracts. However, there is a possibility that a material conflict may arise between Contract Owners whose Contract Values are allocated to the Variable Account and the Contract Owners of variable life insurance policies and variable annuity Contracts issued by the Company or by such other companies whose assets are allocated to one or more other separate accounts investing in any one of the Funds. In the event of a material conflict the Company will take any necessary steps, including removing the Variable Account's investment in the Fund, to resolve the matter. The Board of Directors or Trustees of each Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Fund prospectus for more information.

REINVESTMENT
     The Funds described in this Prospectus have as a policy the distribution of income, dividends and capital gains. However, under the Contracts described in this Prospectus there is an automatic reinvestment of such distributions.

ADDITION, DELETION OR SUBSTITUTION OF FUND SHARES
     The Company, in its sole discretion, reserves the following rights:

     - The Company may add to, delete from or substitute shares that may be purchased for or held in the Variable Account. The Company may establish additional Sub-Accounts, each of which would invest in shares of a new portfolio of a Fund or in shares of another investment company having a specified investment objective. Any new Sub-Accounts may be made available to existing Contract Owners on a basis to be determined by the Company.

     - The Company may, in its sole discretion, eliminate one or more Sub-Accounts, or close Sub-Accounts to new premium or transfers, if marketing, tax considerations or investment conditions warrant.

     - If the shares of a Fund are no longer available for investment or if in the Company's judgment further investment in a Fund should become inappropriate in view of the purposes of the Variable Account, the Company may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company.

     - The Company may, if it deems it to be in the best interests of Contract Owners and Annuitants:
       -- manage the Variable Account as a management investment company under the 1940 Act;
       -- deregister the Variable Account under the 1940 Act if registration is no longer required;
       -- combine the Variable Account with other separate account(s) of the Company; or
       -- reallocate assets of the Variable Account to another separate account.

     - The Company may restrict or eliminate any voting privileges of Contract Owners or other persons who have voting privileges as to the Variable Account.

     - The Company may make any changes required by the 1940 Act.

     - In the event any of the foregoing changes or substitutions are made, the Company may endorse the Contracts to reflect the change or substitution.

     The Company's reservation of rights is expressly subject to the following when required:

     - Applicable Federal and state laws and regulations.

     - Notice to Contract Owners.

     - Approval of the SEC and/or state insurance authorities.

CHARGES MADE BY THE COMPANY

WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE)
     No deduction for a sales charge is made from Purchase Payments. However, if part or all of the Purchase Payments made under a Retail Series Contract are withdrawn, a Withdrawal Charge (Contingent Deferred Sales Charge) may be made by the Company.

     Withdrawal Charges are deducted from the amount being withdrawn and are considered a part of the withdrawal.

     The Withdrawal Charge is intended to reimburse the Company for expenses relating to the sale of the Contracts, including commissions to sales personnel, costs of sales material and other promotional activities and sales administration costs.

     For purposes of determining Withdrawal Charges, withdrawals will be taken first from Contract Earnings as of the Valuation Date next following the date of the Company's receipt of the withdrawal request, then from Purchase Payments on a first-in, first-out basis.

     The Withdrawal Charge for full or partial withdrawal is determined by multiplying the amount of each Purchase Payment withdrawn that is not eligible for a free withdrawal, by the applicable Withdrawal Charge percentage as set forth in the following table:

             RETAIL SERIES CONTRACT
       WITHDRAWAL CHARGE PERCENTAGE TABLE
-------------------------------------------------
    CONTRACT YEAR OF
    WITHDRAWAL MINUS       WITHDRAWAL CHARGE AS A
CONTRACT YEAR OF PURCHASE    PERCENTAGE OF EACH
         PAYMENT              PURCHASE PAYMENT
-------------------------  ----------------------
            0                        7%
            1                        7
            2                        6
            3                        5
            4                        4
            5                        2
       6 and later                   0

     For Qualified Retail Series Contracts, the Withdrawal Charge will be zero after the twelfth Contract Year.

PARTIAL WAIVER OF WITHDRAWAL CHARGE
     For a Retail Series Contract, during any Contract Year, the Contract Owner may withdraw a portion of the Contract Value without a Withdrawal Charge. For each Contract Year, the amount available without a Withdrawal Charge will be determined on the date of the requested withdrawal and will be the greater of:

     - Earnings; or

     - 10% of Purchase Payments subject to the Withdrawal Charge, as of the last Contract Anniversary.

     This amount can be taken in up to four withdrawals per Contract Year. We call this the "Free Surrender Amount." If the first withdrawal exceeds this amount, the excess is subject to the Withdrawal Charge. If the first withdrawal equals the Free Surrender Amount, other withdrawals during the Contract Year may be subject to the Withdrawal Charge, although Contract Earnings are always available without being subject to the Withdrawal Charge.

     If the first withdrawal is less than the Free Surrender Amount, the Company will keep track of the unused portion of the Free Surrender Amount for the Contract Year. The unused portion of the Free Surrender Amount may be applied against no more than three (3) additional withdrawals during the Contract Year, and Contract Earnings are always available without being subject to the Withdrawal Charge.

     The unused portion of the Free Surrender Amount available for withdrawal will be computed by the Company on the date of any withdrawal request made during the Contract Year and will be based upon:

                            [Greater of A or B] - C

     Where:

     A = Earnings;

     B = 10% of Purchase Payments subject to Withdrawal Charges as of the beginning of the Contract Year; and

     C = Any prior withdrawals made during the same Contract Year period.

     GENERAL INFORMATION. The Withdrawal Charges described above will be waived in the event of the death of the Contract Owner or in the case of a non-qualified Contract, the death of the Annuitant. In addition, for Contracts qualified under Section 403(b) of the Code only, Withdrawal Charges may be waived under certain circumstances.

     The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the amount withdrawn or $25.

     Withdrawals may be subject to a 10% federal penalty tax if made by the Contract Owner before age 59 1/2. (See "Taxation of Annuities.")

     Contracts purchased as "Tax Sheltered Annuities," and Contracts purchased under state optional retirement programs are subject to certain withdrawal restrictions. (See "Withdrawal (Redemption).")

ANNUAL CONTRACT CHARGE
     On each Contract Anniversary prior to the Start Date, the Company deducts an Annual Contract Charge of $30 from the Contract Value to reimburse it for administrative expenses relating to the Contract, the Variable Account and the Sub-Accounts. The Company will not increase the Annual Contract Charge. The Company reserves the right to waive the Annual Contract Charge where the Contract Value meets specified conditions. For example, the Company waives the charge if the Contract Value exceeds $25,000, or where the Annual Purchase Payments, less any withdrawals, equal or exceed $5,000. However, the Company reserves the right to reinstate the Charge on Contracts qualifying for the waiver. For all Contract Values, in any Contract Year when a full withdrawal of Contract Value is made on other than the Contract Anniversary, the Annual Contract Charge will be deducted at the time of such withdrawal.

MORTALITY RISK CHARGE
     The Variable Annuity Payouts made to Annuitants will vary in accordance with the investment performance of the Sub-Accounts selected by the Contract Owner. However, they will not be affected by the mortality experience (death rate) of persons receiving Variable Annuity Payouts. The Company assumes this "mortality risk" and has guaranteed the annuity rates incorporated in the Contract, which cannot be changed.

     To compensate the Company for assuming this mortality risk and the mortality risk that Beneficiaries of Owners dying before the Start Date may receive amounts in excess of the then current Contract Value, the Company deducts a Mortality Risk Charge from the Variable Account Contract Value. (See "Death Benefit Before the Start Date.") This deduction is made daily in an amount that is equal to an annual rate of 0.85% of the daily Contract Values under the Variable Account. The Company may not increase the rate charged for the Mortality Risk Charge under any Contract.

EXPENSE RISK CHARGE
     The Company will not increase charges for administrative expenses regardless of its actual expenses. To compensate the Company for assuming this expense risk, the Company deducts an Expense Risk Charge from the Variable Account Contract Value. This deduction is made daily in an amount that is equal to an annual rate of 0.40% of the daily Variable Account Contract Values. The Company may not increase the rate of the Expense Risk Charge under any Contract.

ADMINISTRATIVE CHARGE
     The Company deducts a daily Administrative Charge from the Variable Account Contract Value in an amount equal to an annual rate of 0.15% of the daily Variable Account Contract Values. This charge is deducted to reimburse the Company for the cost of providing administrative services under the Contracts and the Variable Account. The Company may not increase the rate of the Administrative Charge under any Contract. There is not necessarily a relationship between the amount of the Administrative Charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract.

OPTIONAL DEATH BENEFIT RIDER FEE
     For those Contract Owners who have elected to purchase a rider to the Contract that entitles the Contract Owner to change the Specified Contract Anniversary to the first Contract Anniversary immediately preceding the Contract Owner's death, the Company will charge a fee equal to an annual rate of 0.15% of the average daily Variable Account Contract Value. This fee will be charged monthly.

SUFFICIENCY OF CHARGES
     If the amount of the Withdrawal Charge assessed in connection with the Contracts is not enough to cover all distribution expenses incurred in connection therewith, the loss will be borne by the Company. Any excess distribution expenses borne by the Company will be paid out of its general account which may include, among other things, proceeds derived from the Mortality Risk Charge and the Expense Risk Charge deducted from the Variable Account.

     The Company does not currently believe that the Withdrawal Charges imposed will cover the expected costs of distributing the Contracts.

     If the amount derived from the Mortality Risk Charge and the Expense Risk Charge is not sufficient to cover the actual cost of the mortality and expense risks assumed by the Company, the Company will bear the shortfall. Conversely, if the charges prove more than sufficient, the excess will be profit to the Company and will be available for any proper corporate purpose including, among other things, payment of distribution expenses.

PREMIUM AND OTHER TAXES
     Various states and other governmental entities levy a premium tax, currently ranging up to 4%, on annuity Contracts issued by insurance companies. If a Contract Owner lives in a jurisdiction that levies such a tax, the Company will pay the taxes when due and reserves the right to deduct the amount of the tax either from Purchase Payments as they are received or from the Contract Value immediately before the Contract Value is applied to an Annuity Payout as permitted or required by applicable law.

     The current range of premium tax rates is a guide only and should not be relied on to determine actual premium taxes on any Purchase Payment or Contract because the taxes are subject to change from time to time by legislative and other governmental action. The timing of tax levies also varies from one taxing authority to another. Consequently, in many cases the Contract Owner will not be able to accurately determine the premium tax applicable to the Contract by reference to the range of tax rates described above. The Company reserves the right to deduct charges for any other tax or economic burden resulting from the application of the tax laws that it determines to be applicable to the Contract.

REDUCTION OF CHARGES
     The Withdrawal and Contract Charges described above (except the Mortality Risk Charge) may be reduced or eliminated for Contracts issued in circumstances where the Company estimates that it will incur lower distribution or administrative expenses or perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economics associated with

     - the use of mass enrollment procedures,

     - the performance of administrative or enrollment functions by an employer,

     - the use by an employer of automated techniques in submitting Purchase Payments or information related to Purchase Payments on behalf of its employees, or

     - any other circumstances which reduce distribution or administrative expenses. The exact amount of Withdrawal and Contract Charges applicable to a particular Contract will be stated in that Contract.

EXPENSES OF THE FUNDS
     There are investment advisory fees, direct operating expenses and investment related expenses of the Funds that are reflected in each Fund's daily share price. These fees and expenses are described in the accompanying prospectuses for the Funds.

ADMINISTRATION
     The Company has primary responsibility for all administration of the Contracts and the Variable Account. The Company's Administrative Service Center is located in Minot, North Dakota, and its telephone number is 1-877-884-5050.

     The administrative services provided include, but are not limited to: issuance of the Contracts; maintenance of Contract Owner records; Contract Owner services; calculation of Accumulation Unit Values; and preparation of Contract Owner reports.

THE CONTRACTS

CONTRACT APPLICATION AND PURCHASE PAYMENTS
     Individuals who want to purchase a Contract must complete an application and provide an initial Purchase Payment which will be sent to the Company's Administrative Service Center. The initial Purchase Payment will be credited within two business days after receipt at the Company's Administrative Service Center if accompanied by a complete application. The Company may retain Purchase Payments for up to five business days while attempting to complete an incomplete application. If an incomplete application cannot be completed within five days of its receipt, the applicant will be notified of the reasons for the delay and any Purchase Payments received will be returned immediately unless the applicant specifically consents to have the Company retain them pending completion of the application.

     For Retail Series Contracts which are issued for use with Qualified Plans, the Company will accept periodic, single sum, rollover and transfer Purchase Payments as permitted by the Code. For the non-qualified Retail Series Contracts, the Company will accept periodic and single sum Purchase Payments, as well as amounts transferred under Section 1035 of the Code. The minimum amount of the initial and subsequent Purchase Payments the Company will accept under a Retail Series Contract is $5,000 or $50 for periodic premiums. The minimum payment to Fixed Account C is $5,000.

     The Company may choose not to accept any subsequent Purchase Payment under the Retail Series Contracts if the Purchase Payment, together with the Contract Value at the next Valuation Date, exceeds $1,000,000. Any Purchase Payment not accepted by the Company will be refunded. The Company reserves the right to accept smaller or larger initial and subsequent Purchase Payments in connection with special circumstances, including, but not limited to sales through group or sponsored arrangements.

REVOCATION
     The Contract Owner may revoke a Contract by sending the Contract and written notice of revocation to the Company's Home Office in Minneapolis, Minnesota, or to the agent from whom a Contract was purchased, no later than the 10th day after the Contract Owner's receipt of the Contract. As soon as the Company receives the Contract, it will be deemed void. The Company will refund the Contact Value as of the next Valuation Date after receipt of the Contract and written notice of revocation. If required by applicable law, the Company will refund all Purchase Payments it has received under the Contract.

     For Contracts issued in states that require that we refund all Purchase Payments upon the revocation of a Contract during the free look period, we will credit the initial Purchase Payment and any Purchase Payments received prior to the Initial Purchase Payment Transfer Date to the Fidelity VIP Money Market Sub-Account. If you cancel your Contract during the free look period, the Company will return your Purchase Payments or the Contract Value, whichever is larger.

     The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

ALLOCATION OF PURCHASE PAYMENTS
     The Contract Owner may allocate Purchase Payments among Sub-Accounts, Fixed Account A, Fixed Account B, and/or Fixed Account C. (See Appendix A.)

     For Contracts issued in states that require that we refund all Purchase Payments upon the revocation of a Contract during the free look period, on the Initial Purchase Payment Transfer Date, we will transfer the Contract Value in the Fidelity VIP Money Market Sub-Account to the Fixed Accounts and the Sub-Accounts of the Variable Account as the Contract Owner designated on the Contract Application. After the Initial Purchase Payment Transfer Date, we credit payments to the Fixed Accounts and Sub-Accounts of the Variable Account as designated by the Contract Owner on the Contract Application.

     Upon allocation to Sub-Accounts of the Variable Account, a Purchase Payment is converted into Accumulation Units of the Sub-Account by dividing the amount of the Purchase Payment allocated to the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

ACCUMULATION UNIT VALUE
     Each Accumulation Unit of a Sub-Account was initially valued at $10 when the first Fund shares were purchased. Thereafter the value of each Accumulation Unit will vary up or down according to a Net Investment Factor, described below.

     Dividend and capital gain distributions from a Fund will be automatically reinvested in additional shares of such Fund and allocated to the appropriate Sub-Account. The number of Accumulation Units does not increase because of the additional shares, but the Accumulation Unit value may increase.

NET INVESTMENT FACTOR
     The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance during a Valuation Period of the Fund whose shares are held in the particular Sub-Account. If the Net Investment Factor is greater than one, the Accumulation Unit or Annuity Unit value has increased. If the Net Investment Factor is less than one, the Accumulation Unit or Annuity Unit value has decreased. The Net Investment Factor for a Sub-Account is determined by dividing (1) by (2) then subtracting (3) from the result, where:

(1) Is the net result of:

     (a) The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the current Valuation Period;

     (b) Plus the per share amount of any dividend or capital gain distributions made on the Fund shares held in the Sub-Account during the current Valuation Period;

     (c) Plus a per share credit or minus a per share charge for any taxes reserved for which the Company determines to have resulted from the operations of the Sub-Account and to be applicable to a Contract.

(2) Is the net result of:

     (a) The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period;

     (b) Plus a per share credit or minus a per share charge for any taxes reserved for the last prior Valuation Period which the Company determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract.

(3) Is a daily factor representing the Mortality Risk Charge, the Expense Risk Charge and the Administrative Charge adjusted for the number of days in the period, which is equal to, on an annual basis, 1.40% of the daily net asset value of the Sub-Account.

DEATH BENEFIT BEFORE THE START DATE
     Before the Start Date, the Beneficiary will be entitled to receive the Death Benefit described below. The Death Benefit will be determined as follows:

     If the Contract Owner (for Contracts owned by a natural person), or the Annuitant (for Contracts owned by a non-natural person) dies prior to the beginning of annuity payments, the Beneficiary will receive will receive a Death Benefit. The Death Benefit will be the greatest of three amounts: (1) the Contract Value less any Outstanding Loan Balance; (2) the sum of the Purchase Payments, adjusted for any amounts deducted from your Account (including withdrawals, annuity payments, loans and fees and expenses); or (3) the Contract Value on the Specified Contract Anniversary immediately preceding the Contract Owner's (i.e., the Account Value on the latest of the 6th, 12th, 18th, etc. Contract Anniversary), adjusted for Purchase Payments made and for amounts deducted (including withdrawals, annuity payments, loans and fees ad expenses) since that anniversary. If the Contract Owner or the Annuitant, as described above, die after age 80, the Beneficiary will receive the greater of (1) or (2) above.

     For an additional premium, you can purchase a rider that enables you to change the Specified Contract Anniversary immediately preceding your death, in option (2) above, to the Contract Anniversary immediately preceding your death. The charge for this rider is equal to an annual rate of 0.15% of the average daily value of amounts invested in the Sub-Accounts, charged on a monthly basis.

     For Contracts owned by a natural person, if the Annuitant dies and is not the same as the Contract Owner, the Contract Owner will automatically be named as the new Annuitant and no Death Benefit will be payable.

PAYMENT OF DEATH BENEFIT BEFORE THE START DATE
     The Beneficiary may elect to have any portion of the Death Benefit:

(1) Paid in a single sum;

(2) Applied to any of the annuity payouts (in no event may annuity payouts to a Beneficiary extend beyond the Beneficiary's life expectancy or any period certain greater than the Beneficiary's life expectancy); or

(3) Paid by another distribution method acceptable to the Company.

     The timing and manner of payment must satisfy certain requirements under the Code. In general, the Death Benefit must either be applied to an annuity payout within one year of the Contract Owner's or Annuitant's death, or the entire Contract Value must be distributed within five years of the Contract Owner's or Annuitant's date of death. For certain non-qualified Contracts, an exception to this provision applies if the Beneficiary is the surviving spouse, in which case the Beneficiary may continue the Contract as the Contract Owner and generally may exercise all rights to the Contract. (See "Federal Tax Status.")

     If the Beneficiary requests payment of the Death Benefit in a single sum, it will be paid to the Beneficiary within seven days after the Death Benefit Valuation Date. An annuity payout selection or request for another form of distribution method must be in writing and received by the Company within a time period permitted under the Code, or the Death Benefit as of the Death Benefit Valuation Date will be paid in a single sum to the Beneficiary and the Contract will be canceled.

DEATH BENEFIT AFTER START DATE
     If the Annuitant dies after the Start Date, remaining annuity payouts, if any, will be as stated in the form of annuity payout in effect.

WITHDRAWAL (REDEMPTION)
     If permitted by law or any applicable Qualified Plan, the Contract Owner may withdraw all or part of the Withdrawal Value of the Contract by sending a properly completed withdrawal request to the Company. (See "Federal Tax Status.") The Contract Owner may request withdrawal of either:

     - a gross amount, in which case the applicable Withdrawal Charge and taxes will be deducted from the gross amount requested, or

     - a specific amount after deduction of the applicable Withdrawal Charge and taxes.

     If a full withdrawal occurs on a date other than the Contract Anniversary, a deduction will be made for the Annual Contract Charge in addition to the deduction made on the previous Contract Anniversary. (See "Withdrawal Charge (Contingent Deferred Sales Charge)" and "Annual Contract Charge.")

     Partial withdrawals may be made in amounts not less than $1,000 and no partial withdrawal may cause the Contract Value to fall below the greater of:

     - $1,000, or

     - the Outstanding Loan Balance divided by 85%.

     For non-qualified Retail Series Contracts, partial withdrawals must be at least $1,000 and no partial withdrawal may cause the Contract Value to fall below $1,000.

     No withdrawals are permitted from Fixed Account C.

     The Company will not honor requests that do not meet these requirements.

     A withdrawal will be processed on the next Valuation Date after a properly completed withdrawal request is received by the Company and payment will be made within seven days after such Valuation Date. Unless otherwise agreed to by the Company, a partial withdrawal will be taken proportionately from the Fixed Accounts and Sub-Accounts on a basis that reflects their proportionate percentage of the Withdrawal Value.

     No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     The Company reserves the right to assess a processing fee not to exceed the lesser of 2% of the partial withdrawal amount or $25. No processing fee will be charged in connection with full withdrawals.

     The Company may cancel the Contract when:

     - the entire Withdrawal Value is withdrawn on or before the Start Date, or

     - the Outstanding Loan Balance is equal to or greater than the Contract Value less applicable Withdrawal Charges.

     If a Contract is purchased as a "tax-sheltered annuity" under Code Section 403(b), it is subject to certain restrictions on withdrawals imposed by Section 403(b)(11) of the Code. (See "Tax-Sheltered Annuities.") Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of:
(i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988; (ii) earnings on those contributions; and
(iii) earnings in such years on amounts held as of the first year beginning before January 1, 1989. Distributions of the foregoing amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability or hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship. Similar restrictions may apply on distributions from Contracts used in connection with state optional retirement programs.

     Participants in the Texas Optional Retirement Program may not receive any distribution before retirement, except upon becoming disabled, as defined in the Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an annuity payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General's interpretation of Texas law.

     Withdrawal payments may be taxable. For tax purposes such payments shall be deemed to be from earnings until cumulative withdrawal payments equal all accumulated earnings and thereafter from Purchase Payments received by the Company. Consideration should be given to the tax implications of a withdrawal prior to making a withdrawal request, including a withdrawal in connection with a Qualified Plan.

SYSTEMATIC WITHDRAWALS
     A Systematic Withdrawal is an automatic form of partial withdrawal. (See "Withdrawal (Redemption).") The Contract Owner may elect to take Systematic Withdrawals by withdrawing a specified dollar amount or percentage of the Contract Value on a monthly, quarterly, semi-annual or annual basis. Withdrawal Charges, if applicable, are not waived on Systematic Withdrawals. (See "Withdrawal Charge (Contingent Deferred Sales Charge).") Systematic Withdrawals may be discontinued by the Contract Owner at any time by notifying the Company in writing. The amount of each Systematic Withdrawal must be at least $300.

     The Company reserves the right to modify or discontinue offering Systematic Withdrawals. However, any such modification or discontinuation will not affect any Systematic Withdrawal programs already commenced. While the Company does not currently charge a processing fee for partial withdrawals under this program, it reserves the right to charge a processing fee not to exceed the lesser of 2% of each Systematic Withdrawal payment or $25.

     Systematic Withdrawals may be included in the Contract Owner's gross income in the year in which the Systematic Withdrawal occurs. Systematic Withdrawals occurring before the Contract Owner reaches age 59 1/2 may also be subject to a 10% Federal tax penalty. The Contract Owner should consult with his or her tax advisor before requesting any Systematic Withdrawal. (See "Taxation of Annuities.")

     Contract Owners interested in participating in the Systematic Withdrawal program may obtain a separate application form and full information concerning the program and its restrictions from their registered representative.

LOANS AVAILABLE FROM CERTAIN QUALIFIED CONTRACTS
     If allowed by the contracts, and the Qualified Plan for which the contract is issued, a loan may be available from the account value prior to the Contract Owner's election of an annuity payout option or the annuitant's from the account value prior to the Contract Owner's election of an annuity payout option or the annuitant's attainment of age 70 1/2. Loans are only allowed from amounts allocated to subaccounts and certain fixed accounts. Additional restrictions may apply under the Code or due to our administrative practices.

     A loan may be requested by properly completing the loan request form and submitting it to our Administrative Service Center. Read the terms of the loan agreement before submitting any request.

REALLOCATIONS
     During the accumulation phase the Contract Owner may transfer amounts among the available Sub-Accounts, and from the Sub-Accounts to either Fixed Account A or Fixed Account B. Amounts may be transferred from Fixed Account C to one or more Sub-Accounts only, and requires participation in the Dollar Cost Averaging program. Transfers from Fixed Account A, Fixed Account B, or the Sub-Accounts t Fixed Account C are not allowed.

     Currently, there are four methods by which a Contract Owner may make the reallocations described above: in writing, by telephone, through Automatic Reallocations and by Dollar Cost Averaging. Currently, there is a $25 charge for each reallocation in excess of 24 per Contract Year. For purposes of this restriction, reallocations pursuant to Telephone Reallocations, Automatic Reallocations and Dollar Cost Averaging Reallocations do not constitute reallocations, and multiple reallocations on a single day currently constitute a single reallocation. The Company reserves the right to charge a fee not to exceed $25 per reallocation for any reallocation and to limit the number of reallocations.

     The Contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a Fund and raise its expenses.

This in turn can have an adverse effect on Fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers or reallocations should not purchase the Contracts.

     We reserve the right to restrict, in our sole discretion and without prior notice, transfers or reallocations initiated by a market-timing organization or individual or other party authorized to give transfer or reallocation instructions on behalf of multiple Contract Owners. Such restrictions could include:

     (1) Not accepting transfer or reallocation instructions from an agent acting on behalf of more than one Contract Owner; and

     (2) Not accepting preauthorized transfer or reallocation forms from market timers or other entities acting on behalf of more than one Contract Owner at a time.

     We further reserve the right to impose, without prior notice, restrictions on any transfers or reallocations that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners.

     WRITTEN REALLOCATIONS. The Contract Owner may request a reallocation in writing. All or part of a Sub-Account's value may be reallocated to other Sub-Accounts or to Fixed Account A or Fixed Account B. The reallocations will be made by the Company on the first Valuation Date after the request for such a reallocation is received by the Company.

     After the Start Date, an Annuitant who has selected Variable Annuity Payouts may request reallocation of Annuity Unit values in the same manner and subject to the same requirements as for a reallocation of Accumulation Unit values. However, no reallocations of Annuity Unit values may be made to or from the Fixed Accounts after the Start Date.

     The conditions applicable to Written Reallocations also apply to Telephone Reallocations, Automatic Reallocations and Dollar Cost Averaging Reallocations.

     TELEPHONE REALLOCATIONS. Telephone reallocations are available when the Contract Owner completes a telephone reallocation form and a personal identification number has been assigned. If the Contract Owner elects to complete the telephone reallocation form, the Contract Owner thereby agrees that the Company will not be liable for any loss, liability, cost or expense when the Company acts in accordance with the telephone reallocation instructions which are received and recorded on voice recording equipment. If a telephone reallocation, processed after the Contract Owner has completed the telephone reallocation form, is later determined not to have been made by the Contract Owner or was made without the Contract Owner's authorization, and a loss results from such unauthorized reallocation, the Contract Owner bears the risk of this loss. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event the Company does not employ such procedures, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

     AUTOMATIC REALLOCATIONS. The Contract Owner may elect to have the Company automatically reallocate Contract Value on each quarterly anniversary of the Issue Date or other date as permitted by Company practice to maintain a certain percentage of Contract Value in particular Sub-Accounts. The Contract Value allocated to each Sub-Account, as selected by the Contract Owner, will grow or decline in value at different rates during the quarter. Automatic Reallocation is intended to reallocate Contract Value from those Sub-Accounts that have increased in value to those Sub-Accounts that have declined in value or increased at a slower rate. This investment method does not guarantee profits nor does it assure that a Contract Owner will avoid losses.

     To elect Automatic Reallocations, the Contract Value must be at least $10,000 and an Automatic Reallocation application in Good Order must be received at the Company's Administrative Office. An Automatic Reallocation application can be obtained by writing to the Company's Administrative Office in Minot, North Dakota. The Contract Owner must indicate on the application the applicable Sub-Accounts and the percentage of Contract Value to be maintained on a quarterly basis in each Sub-Account. All Contract Value in a selected Sub-Account will be available for the automatic reallocations.

     Automatic Reallocation of Contract Value will occur on each quarterly anniversary of the Issue Date or other date as permitted by Company practice for which the Company received the Automatic Reallocation application in proper form. The amounts reallocated will be credited at the Accumulation Unit value as of the end of the Valuation Dates on which the reallocations are made.

     A Contract Owner may instruct the Company at any time to terminate Automatic Reallocations by written request to the Company's Administrative Office in Minot, North Dakota. Any Contract Value in a Sub-Account that has not been reallocated will remain in that Sub-Account regardless of the percentage allocation unless the Contract Owner instructs otherwise. If a Contract Owner wants to continue Automatic Reallocations after they have been terminated, a new Automatic Reallocation application must be completed and sent to the Company's Administrative Service Center and the Contract Value at the time the request is made must be at least $10,000.

     The Company reserves the right to discontinue, modify or suspend Automatic Reallocations and it reserves the right to charge a fee not to exceed $25 per each reallocation between Sub-Accounts or to or from the unencumbered portion of Fixed Account A Contract Value. Contract Value in Fixed Account B and Fixed Account C is not eligible for Automatic Reallocations.

     DOLLAR COST AVERAGING REALLOCATIONS. The Company may make available programs intended to allow the Contract Owner to utilize "Dollar Cost Averaging," a long-term investment method that provides for regular investments over time in a level or variable amount. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. The Contract Owner may discontinue Dollar Cost Averaging programs at any time by notifying the Company in writing. Currently, the Company offers two such Dollar Cost Averaging programs that may be available under your Contract.

     The Contract Owner may direct the Company to automatically transfer a fixed dollar amount or a specified percentage of Sub-Account Contract Value or Fixed Account A or Fixed Account C Contract Value to any one or more other Sub-Accounts or to the Fixed Account A or Fixed Account B. No reallocations from Fixed Account B or to Fixed Account C are permitted under this program. Reallocations of this type from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Reallocations from Fixed Account C may only be made on a monthly basis. Reallocations of amounts from Fixed Account C are automatically transferred so that the entire amount deposited is reallocated within 12 months of the original deposit.

     The Contract Owner may also direct the Company to automatically transfer interest earned on amounts invested in Fixed Account B to any one or more of the Sub-Accounts. Only automatic transfers of 100% of interest earned are allowed, and reallocations to Fixed Account A or Fixed Account C are not permitted under this program. The Company will only transfer interest that is earned after the Contract Owner has enrolled in this program. To elect this program, the Contract Value must be at least $10,000, and the Fixed Account B Contract Value must be at least $5,000. The Company reserves the right to discontinue this program when the Fixed Account B Contract Value becomes less than $5,000. Reallocations of this type may be made on a monthly, quarterly, semi-annual or annual basis. The Contract Owner may not participate in any other Dollar Cost Averaging program while participating in this program.

     Contract Owners interested in Dollar Cost Averaging programs may obtain a separate application form and full information concerning these programs and their restrictions from their registered representatives. The Company reserves the right to discontinue, modify or suspend Dollar Cost Averaging programs. Although the Company currently charges no fees for reallocations made under Dollar Cost Averaging programs, it reserves the right to charge a processing fee not to exceed $25 for each Dollar Cost Averaging reallocation between Sub-Accounts or from Fixed Account A or Fixed Account B or Fixed Account C.

     REALLOCATIONS FROM THE FIXED ACCOUNTS. Subject to the conditions applicable to reallocations among Sub-Accounts, reallocations of amounts from Fixed Account A not designated to the Loan Account may be made to the Sub-Accounts or to Fixed Account B any time before the Start Date. After the Start Date, amounts supporting Fixed Annuity Payouts cannot be reallocated.

     Reallocations of Fixed Account B Contract Value to the Sub-Accounts or to Fixed Account A are subject to the following conditions:

     - Reallocations may only be made during the period starting 30 days before and ending 30 days after the Contract Anniversary, and only one reallocation may be made during such period;

     - The Company must receive the reallocation request no more than 30 days before the start of the reallocation period and not later than 10 days before the end of the reallocation;

     - Reallocations not in excess of the greater of 25% of Fixed Account B Contract Value or $1,000 may be made (unless the balance after such reallocation would be less than $1,000, in which case the full Fixed Account B Contract Value may be reallocated); and

     - Such reallocation must involve at least $250 of the total Fixed Account B Contract Value (or the total Fixed Account B Contract Value, if less).

     Reallocations of Fixed Account C Contract Values are subject to the following conditions:

     - Reallocations from Fixed Account C must begin within 30 days of deposit, and must be in substantially equal payments over a 12-month period. Reallocation from Fixed Account C will be transferred any time before the 29th day of each month. You may direct us on which day you want the reallocation.

     - If additional Purchase Payment(s) are received for allocation to Fixed Account C, the balance of Fixed Account C will be adjusted to reflect the subsequent payment(s) and reallocations will be recalculated based on the remaining 12-month period.

     - You may change the Variable Sub-Account(s) receiving Fixed Account C reallocations with written notice prior to the Reallocation Date. Only one reallocation of Fixed Account C shall take place at any one time.

     - If reallocations from Fixed Account C are discontinued prior to the end of the 12-month term, the remaining balance of Fixed Account C will be reallocated to Fixed Account A.

     After the Start Date, reserves supporting Fixed Annuity Payouts cannot be reallocated.

     The Company reserves the right to permit reallocations from Fixed Accounts A and B in excess of the limits described above on a non-discriminatory basis.

ASSIGNMENTS
     Except for Section 457 plans, if the Contract is issued pursuant to or in connection with a Qualified Plan, it may not be sold, transferred, pledged or assigned to any person or entity other than the Company. With respect to Section 457 plans, for such plans maintained by tax exempt organizations, all rights and benefits remain the exclusive property of the organization and are subject to its general creditors. For such plans maintained by state or local governments, however, all plan assets are maintained for the exclusive benefit of plan participants in accordance with Section 457(g). In other circumstances, an assignment of the Contract is permitted, but only before the Start Date, by giving the Company the original or a certified copy of the assignment. The Company shall not be bound by any assignment until it is actually received by the Company and shall not be responsible for the validity of any assignment. Any payments made or actions taken by the Company before the Company actually receives any assignment shall not be affected by the assignment.

CONTRACT OWNER AND BENEFICIARIES
     Unless someone else is named as the Contract Owner in the application for the Contract, the applicant is the Contract Owner of the Contract and before the Start Date may exercise all of the Contract Owner's rights under the Contract.

     The Contract Owner may name a Beneficiary and a Contingent Beneficiary. In the event a Contract Owner dies before the Start Date, the Beneficiary shall receive a Death Benefit as provided in the Contract. In the event the Payee dies on or after the date Fixed or Variable Annuity Payouts commence, the Beneficiary, if the Annuity Payout in effect at the Annuitant's death so provides, may continue receiving payouts or be paid a lump sum. If the Beneficiary or Contingent Beneficiary is not living on the date payment is due or if no Beneficiary or Contingent Beneficiary has been named, the Payee's estate will receive the applicable proceeds.

     A person named as an Annuitant, a Payee, a Beneficiary or a Contingent Beneficiary shall not be entitled to exercise any rights relating to the Contract or to receive any payments or settlements under the Contract or any Annuity Payout, unless such person is living on the day due proof of death of the Contract Owner, the Annuitant or the Beneficiary, whichever is applicable, is received by the Company.

     Unless different arrangements have been made with the Company by the Contract Owner, if more than one Beneficiary is entitled to payments from the Company the payments shall be in equal shares.

     Before the Start Date, the Contract Owner may change the Beneficiary or the Contingent Beneficiary by giving the Company written notice of the change, but the change shall not be effective until actually received by the Company. Upon receipt by the Company of a notice of change, it will be effective as of the date it was signed but shall not affect any payments made or actions taken by the Company before the Company received the notice, and the Company shall not be responsible for the validity of any change.

CONTRACT INQUIRIES
     Inquiries regarding a Contract may be made by writing to the Company's Administrative Service Center in Minot, North Dakota.

ANNUITY PROVISIONS

START DATE
     Unless otherwise agreed to by the Company, the Start Date must be the first business day of any calendar month. The earliest Start Date is the first business day of the first month after issue. If the Start Date selected by the Contract Owner does not occur on a Valuation Date at least 60 days after the date on which the Contract was issued, the Company reserves the right to adjust the Start Date to the first Valuation Date after the Start Date selected by the Contract Owner which is at least 60 days after the Contract Issue Date. If the Contract Owner does not select a Start Date, the Start Date will be the Contract Owner's 85th birthday. The latest Start Date is the Contract Owner's 99th birthday.

     The Contract Owner may change the Start Date by giving written notice received by the Company at least 30 days before the Start Date currently in effect and the new Start Date. The new Start Date must satisfy the requirements for a Start Date.

     For Contracts issued in connection with Qualified Plans, the Start Date and form of payout must satisfy certain requirements under the Code. (See "Federal Tax Status.")

ANNUITY PAYOUT SELECTION
     The Contract Owner may select a Variable Annuity Payout, a Fixed Annuity Payout, or both, with payments starting at the Start Date selected by the Contract Owner. The Contract Owner may change the form of Annuity Payout(s) by giving written notice received by the Company before the Start Date. If the Contract Owner has not selected the form of Annuity Payout(s) before the Start Date, the Company will apply the Fixed Account Contract Value to provide Fixed Annuity Payouts and the Variable Account Contract Value to provide Variable Annuity Payouts, both in the form of a Life Annuity with Payments Guaranteed for 10 years (120 months) which will be automatically effective.

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

FORMS OF ANNUITY PAYOUTS
     Variable Annuity Payouts and Fixed Annuity Payouts are available in any of the following Annuity Forms:

     LIFE ANNUITY. Unless otherwise agreed to by the Company, an annuity payable on the first business day of each calendar month during the Annuitant's life, starting with the first payment due according to the Contract. Payments cease with the payment made on the first business day of the calendar month in which the Annuitant's death occurs. It would be possible under this Annuity Payout for the Annuitant to receive only one payment if he or she died before the second annuity payment, only two payments if he or she died before the third annuity payment, etc.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS (120 MONTHS). Unless otherwise agreed to by the Company, an annuity payable on the first business day of each calendar month during the Annuitant's life, starting with the first payment due according to the Contract. If the Annuitant receives all of the guaranteed payments, payments will continue thereafter but cease with the payment made on the first business day of the calendar month in which the Annuitant's death occurs. If all of the guaranteed payments have not been made before the Annuitant's death, the unpaid installments of the guaranteed payments will be continued to the Beneficiary.

     JOINT AND FULL SURVIVOR ANNUITY. Unless otherwise agreed to by the Company, an annuity payable on the first business day of each month during the Annuitant's life and the life of a named person (the "Joint Annuitant"), starting with the first payment due according to the Contract. Payments will continue while either the Annuitant or the Joint Annuitant is living and cease with the payment made on the first business day of the calendar month in which the death of the Annuitant or the Joint Annuitant, whichever lives longer, occurs. There is not a minimum number of payments guaranteed under this Annuity Payout. Payments cease upon the death of the last survivor of the Annuitant and the Joint Annuitant regardless of the number of payments received.

     The Company will pay Fixed and Variable Annuity Payouts under other annuity forms that may be offered by the Company. Your registered representative can provide you with the details.

FREQUENCY AND AMOUNT OF ANNUITY PAYOUTS
     Annuity Payouts will be paid as monthly installments, unless the Annuitant and the Company agree to a different payout schedule. However, if the Contract Value less any Outstanding Loan Balance at the Start Date is less than $5,000, the Company may pay the difference in a single sum and the Contract will be canceled. Also, if a monthly payout would be or become less than $100, the Company may change the frequency of payouts to intervals that will result in payouts of at least $100 each.

ANNUITY PAYOUTS
     The amount of the first Fixed Annuity Payout is determined by applying the Contract Value to be used for a fixed annuity at the Start Date to the annuity table in the Contract for the Fixed Annuity Payout selected. The table shows the minimum guaranteed amount of the initial annuity payment for each $1,000 applied. All subsequent payments shall be equal to the initial annuity payment.

     The amount of the first Variable Annuity Payout is determined by applying the Contract Value to be used for a variable annuity at the Start Date to the annuity table in the Contract for the Annuity Payout selected. Subsequent Variable Annuity Payouts vary in amount in accordance with the investment performance of the applicable Sub-Account. Assuming Annuity Payouts are based on the Annuity Unit values of a single Sub-Account, the dollar amount of the first Annuity Payout, determined as set forth above, is divided by the Sub-Account Annuity Unit value as of the Start Date to establish the number of Annuity Units representing each Annuity Payout. This number of Annuity Units remains fixed during the Annuity Payout period. The dollar amount of the second and subsequent payouts is not predetermined and may change from month to month. The dollar amount of the second and each subsequent annuity payout is determined by multiplying the fixed number of Annuity Units by the Sub-Account Annuity Unit Value for the Valuation Period with respect to which the annuity payout is due. If the monthly payout is based upon the Annuity Unit values of more than one Sub-Account, the foregoing procedure is repeated for each applicable Sub-Account and the sum of the payments based on each Sub-Account is the amount of the monthly annuity payout.

     The annuity tables in the Contracts are based upon the 1983a Mortality Table and a 3% interest rate. Unisex rates will apply for Contracts issued in connection with Qualified Plans and will be derived by calculating the weighted average of 15% male mortality and 85% female mortality. Sex-distinct rates will apply for non-qualified Contracts.

     The Company guarantees that the dollar amount of each Variable Annuity Payout after the first payout will not be affected by variations in Contract administrative expenses (including those related to the Variable Account) or in mortality experience from the mortality assumptions used to determine the first payout.

SUB-ACCOUNT ANNUITY UNIT VALUE
     Each Sub-Account's Annuity Units were initially valued at $10 each at the time Accumulation Units with respect to the Sub-Account were first converted into Annuity Units. The Sub-Account Annuity Unit value for any subsequent Valuation Period is determined by multiplying the Sub-Account Annuity Unit value for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the Valuation Period for which the Sub-Account Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3% per annum built into the annuity tables contained in the Contracts. (See "Net Investment Factor.")

ASSUMED INVESTMENT RATE
     A 3% assumed investment rate is built into the annuity tables contained in the Contracts. If the actual net investment rate on the assets of the Variable Account is equal to the assumed investment rate, Variable Annuity Payouts will remain level. If the actual net investment rate exceeds the assumed investment rate, Variable Annuity Payouts will increase. Conversely, if it is less, then the payouts will decrease.

PARTIAL ANNUITIZATION
     Any time before the Start Date, a Contract Owner may apply a portion of the Contract Value to the purchase of Fixed or Variable Annuity Payouts or to a combination of Fixed and Variable Annuity Payouts. This is called a partial annuitization and occurs in the same manner as described above for application of the entire Contract Value to annuity payouts at the Start Date, except that values as of the Valuation Date immediately following receipt by the Company of a written request for a partial annuitization are used in place of values as of the Start Date.

     Upon the occurrence of a partial annuitization, the Contract Value applied to purchase annuity payouts is considered a withdrawal from the Contract. (See "Withdrawals (Redemptions)" and "Taxation of Annuities.") The Company reserves the right to deduct the amount of any premium taxes not already paid under a Contract.

     After a partial annuitization, Annuity Payouts based on the Contract Value applied and the annuity options selected are made in the same manner as if the Start Date had occurred and no Contract Value remained under the Contract. Any remaining Contract Value not applied to purchase Annuity Payouts remains invested in the Variable Account and Fixed Accounts, and the Contract continues as if no partial annuitization had occurred.

FEDERAL TAX STATUS

INTRODUCTION
     THIS DISCUSSION IS GENERAL AND NOT INTENDED AS TAX ADVICE. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Contract.

     A Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). Generally, a

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

Qualified Contract is designed for use where Purchase Payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify for special income tax treatment under Sections 401(a), 403(b), 408, 408A or 457 of the Code.

     The ultimate effect of federal income taxes on the amounts held under a Contract, or Annuity Payouts, and on the economic benefit to the Contract Owner, the Annuitant, the Payee or the Beneficiary, depends on the age and tax and employment status of the individual concerned, the type of retirement plan, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a Qualified Plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract.

     The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement arrangements that qualify for the intended special federal income tax treatment.

     You will not generally pay taxes on any earnings from the Contracts described in this Prospectus until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). Tax-qualified retirement arrangements (e.g. 401(a), 401(k), 403(a), 403(b), 457 plans, or IRAs) also defer payment of taxes on earnings until they are withdrawn (or in the case of a tax exempt 457 plan, paid or made available to you or a beneficiary). When an annuity contract is used to fund a tax-qualified retirement arrangement, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

     The discussion is based on the Company's understanding of Federal income tax laws as currently interpreted. No representation is made regarding the likelihood of the continuation of the present Federal income tax laws or the current interpretation by the Internal Revenue Service ("IRS").

     No attempt is made to consider any applicable state or other tax laws.

TAX STATUS OF THE CONTRACT

     DIVERSIFICATION REQUIREMENTS
     Section 817(h) of the Code provides that separate account investments underlying a Contract must be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as an annuity Contract under Section 72 of the Code. The Variable Account, through each of the Funds, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Sub-Accounts may be invested. The Company expects that each Fund in which the Variable Account owns shares will meet the diversification requirements and that the Contract will be treated as an annuity Contract under the Code.

     The Treasury has also announced that the diversification regulations do not provide guidance concerning the extent to which Contract Owners may direct their investments to particular Sub-Accounts of the Variable Account or how concentrated the investments of the Funds underlying a variable account may be. The number of underlying investment options available under a variable contract may also be relevant in determining whether the product qualifies for the desired tax treatment. It is possible that if additional rules, regulations or guidance in this regard are issued, the Contract may need to be modified to comply with such additional rules or guidance. For these reasons, the Company reserves the right to modify the Contracts as necessary to attempt to prevent the Contract Owner from being considered the owner of the assets of the Funds or otherwise to qualify the Contract for favorable tax treatment.

     REQUIRED DISTRIBUTIONS
     In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code also requires any Non-Qualified Contract to provide that: (a) if any Contract Owner dies on or after the Start Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the Start Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner's death. These requirements will be considered satisfied as to any portion of the Contract Owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Contract Owner's death. The Contract Owner's "designated Beneficiary" is the person designated by such Contract Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Contract Owner's "designated Beneficiary" is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner. If the Contract Owner is not an individual, any change in the primary Annuitant is treated as a change of Contract Owner for tax purposes.

     The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

     IN GENERAL
     Section 72 of the Code governs taxation of annuities in general. The Company believes that a Contract Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and complete withdrawals) or as annuity payouts under the form of annuity payout selected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the Qualified Plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or annuity) is taxable as ordinary income.

     Except as provided in the Code, a Contract Owner who is not a natural person generally must include in income any increase in the excess of the net withdrawal value over the "investment in the Contract" during the taxable year.

     WITHDRAWALS
     In the case of a withdrawal from a Qualified Contract, under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the Contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the Contract" generally equals the portion, if any, of any Purchase Payments paid by or on behalf of any individual under a Contract which was not under-excluded from the individual's gross income. For Contracts issued in connection with Qualified Plans, the "investment in the Contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

     In the case of a withdrawal (including Systematic Withdrawals) from a Non-Qualified Contract before the Start Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before withdrawal exceeds the "investment in the Contract" at that time. Any additional amount withdrawn is not taxable.

     In the case of a full withdrawal under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the Contract."

     A Federal penalty tax may apply to certain withdrawals from Qualified and Non-Qualified Contracts. (See "Penalty Tax on Certain Distributions" below.)

     ANNUITY PAYOUTS
     Although tax consequences may vary depending on the annuity form selected under the Contract, in general, only the portion of the Annuity Payout that represents the amount by which the Contract Value exceeds the investment in the Contract will be taxed; after the investment in the Contract is recovered, the full amount of any additional Annuity Payouts is taxable. For Variable Annuity Payouts, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic annuity payouts. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her investment in the Contract. For Fixed Annuity Payouts, in general there is no tax on the portion of each payout which represents the same ratio that the investment in the Contract bears to the total expected value of the Annuity Payouts for the term of the payouts; however, the remainder of each Annuity Payout is taxable until the recovery of the investment in the Contract, and thereafter the full amount of each Annuity Payout is taxable.

     TAXATION OF DEATH BENEFIT PROCEEDS
     Amounts may be distributed from a Contract because of the death of a Contract Owner. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal from the Contract; or (ii) if distributed under a payout option, they are taxed in the same way as annuity payouts.

     PENALTY TAX ON CERTAIN DISTRIBUTIONS
     In the case of a distribution pursuant to a non-qualified Contract, a Federal penalty equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty on distributions:

     - Made on or after the taxpayer reaches age 59 1/2;

     - Made on or after the death of the holder (a holder is considered a Contract Owner) or if the holder is not an individual, the death of the primary annuitant;

     - Attributable to the taxpayer becoming disabled as defined in the Code;

     - A part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

     - Made under an annuity Contract that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and

     - Made under certain annuities issued in connection with structured settlement agreements.

     Other tax penalties may apply to certain distributions under a Qualified Contract, as well as to certain contributions to, loans from, and other circumstances, applicable to the Qualified Plan of which the Qualified Contract is used as a funding vehicle.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT
     A transfer of ownership or assignment of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Contract Owner, or the exchange of a Contract may result in certain tax consequences to the Contract Owner that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

WITHHOLDING
     Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Some recipients may elect not to have tax withheld from distributions. Distributions from certain qualified plans are generally subject to mandatory withholding. Withholding for Contracts issued to retirement plans established under Section 401 of the Code is the responsibility of the plan trustee.

MULTIPLE CONTRACTS
     Section 72(e)(11) of the Code treats all non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Contract Owner during any calendar year as one annuity Contract for purposes of determining the amount includible in gross income under Code Section 72(e). The effects of this rule are not clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity Contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

TAXATION OF QUALIFIED PLANS
     The Contracts are designed for use with several types of Qualified Plans. The tax rules applicable to participants in these Qualified Plans vary according to the type of Plan and the terms and conditions of the Plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Contract Owners, Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under these Qualified Plans will be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection with the Plans. The Company shall not be bound by the terms and conditions of such Qualified Plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's Contract administration procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Brief descriptions follow of the various types of Qualified Plans in connection with a Contract.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS
     Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

INDIVIDUAL RETIREMENT ANNUITIES
     Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." All IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence.

     TRADITIONAL IRAS. Section 408 governs "traditional" IRAs. Subject to certain income limits, contributions to a traditional IRA may be tax deductible. Distributions from a traditional IRA, if attributable to deductible contributions, are generally subject to income tax. Distributions must begin in the year the Contract Owner reaches age 70 1/2. Distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into a traditional IRA.

     ROTH IRAS. Section 408A of the Code permits individuals to contribute to a special type of IRA called a Roth IRA. The IRA must be designated as a "Roth IRA" at the time it is established, in accordance with IRS rules. Contributions to a Roth IRA are not deductible. If certain conditions are met, qualified distributions from a Roth IRA are tax free. Subject to special limitations, a distribution from a traditional IRA or another Roth IRA may be rolled over to a Roth IRA.

     Sales of a Contract for use with traditional or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRS qualification requirements.

TAX SHELTERED ANNUITIES
     Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity Contracts of: (i) elective contributions made in years beginning after December 31, 1988; (ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

TRANSFERS FROM 403(B)(7) CUSTODIAL ACCOUNTS
     If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the Contracts, amounts transferred from a Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Code Section 403(b)(7)(A)(ii).

SECTION 457 PLANS
     Code Section 457 allows tax exempt organizations and state and local governments to establish deferred compensation plans that allow individuals who perform services for them as employees or independent contractors to participate. Plans maintained by tax exempt organizations require that all rights and benefits provided thereunder remain the property of the employer, subject to its general creditors. Plans maintained by state and local governments, however, must be maintained for the exclusive benefit of plan participants. Section 457 plans are subject to rules and limits on the timing of deferrals and amount that may be contributed. The Code also regulates when distributions may (or must) commence. Sale of a Contract for use with Section 457 plans may be subject to special IRS requirements. The IRS has not reviewed the Contract for qualification purposes.

POSSIBLE CHARGE FOR THE COMPANY'S TAXES
     At the present time, the Company makes no charge to the Sub-Accounts for any Federal, state, or local taxes that the Company incurs which may be attributable to such Sub-Accounts or to the Contracts. The Company, however, reserves the right in the future to make a charge for any such tax that it determines to be properly attributable to the Sub-Accounts of the Contracts.

OTHER TAX CONSEQUENCES
     As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
     In past years, legislation has been proposed that would have adversely modified the Federal taxation of certain annuities. Although the likelihood of legislative change is uncertain, there is always the possibility that tax treatment of annuities (and therefore, the Contracts) could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

VOTING OF FUND SHARES
     As long as the Variable Account is registered as a unit investment trust under the Investment Company Act of 1940 and the assets of the Variable Account are allocated to Sub-Accounts that are invested in Fund shares, the Fund shares held in the Sub-Accounts will be voted by the Company in accordance with the instructions received from the person having voting interests under the Contracts as described below. If the Company determines pursuant to applicable law or regulation that Fund shares held in the Sub-Accounts and attributable to the Contracts need not be voted pursuant to instructions received from persons otherwise having the voting interests, then the Company may vote such Fund shares held in the Sub-Accounts in its own right.

     Before Variable Annuity Payouts begin, the Contract Owner will have the voting interest with respect to the Fund shares attributable to a Contract. After Variable Annuity Payouts begin, the Annuitant will have the voting interest with respect to the Fund shares attributable to the Annuity Units under a Contract. Such voting interest will generally decrease during the Variable Annuity Payout period.

     Any Fund shares held in the Variable Account for which the Company does not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by the Company in proportion to the instructions received from all Contract Owners having a voting interest in the Fund. Any Fund shares held by the Company or any of its affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account's voting interest in the respective Fund and will be voted in the same manner as are the respective account's votes.

     All Fund proxy material will be sent to persons having voting interests together with appropriate forms which may be used to give voting instructions. Persons entitled to voting interests and the number of votes which they may cast shall be determined as of a record date, to be selected by the Fund.

     Persons having voting interests under the Contracts as described above will not, as a result thereof, have voting interests with respect to meetings of the stockholders of the Company.

DISTRIBUTION OF THE CONTRACTS
     The Contracts will be distributed by the Principal Underwriter, Washington Square Securities, Inc., ("WSSI") 20 Washington Avenue South, Minneapolis, Minnesota 55401, which is an affiliate of the Company. WSSI is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. Commissions and other distribution compensation will be paid by the Company. The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. Generally such payments will not exceed 9.75% of the Purchase Payments. In some cases a trail commission based on the Contract Value may also be paid.

REPORTS TO CONTRACT OWNERS
     The Company will mail to the Contract Owner, at the last known address of record at the Company's Administrative Service Center in Minot, North Dakota, a statement showing the Contract Value. The Company will also provide to Contract Owners immediate written confirmation of every financial transaction made under their Contracts; however, Contract Owners who make Purchase Payments through salary reduction arrangements with their employers will receive quarterly confirmations of Purchase Payments made to their Contracts.

     To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by the Company or an affiliate. Call 1-877-884-5050 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy of each contract in all future mailings.

LEGAL PROCEEDINGS
     The Separate Account is not a party to any pending legal proceedings. The Company is a defendant in various lawsuits in connection with the normal conduct of its insurance operations. Some of the claims seek both compensatory and punitive damages. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse impact to the financial position of the Company.

FINANCIAL STATEMENTS
     The audited financial statements of Separate Account N for the year ended December 31, 2001 are included in the Statement of Additional Information. Because the Separate Account audited financial statements relate to periods prior to October 1, 2002 ("the merger date"), the financial statements and Report of Independent Auditors thereon refer to Northern Life Insurance Company Separate Account One. As of the merger date, Separate Account One will be renamed ReliaStar Life Insurance Company Separate Account N. The audited financial statements of ReliaStar as of December 31, 2001 and 2000, and for the two years ended December 31, 2001 are included in the Statement of Additional Information.

EXPERTS
     The statement of assets and liabilities of Separate Account N of ReliaStar Life Insurance Company (formerly known as Separate Account One of Northern Life Insurance Company) as of December 31, 2001 and the related statements of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, along with the statutory basis financial statements of ReliaStar Life Insurance Company at December 31, 2001 and 2000 and for the years then ended appearing in the Statement of Additional Information incorporated by reference, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon and are incorporated herein by reference in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FURTHER INFORMATION
     A Registration Statement under the Securities Act of 1933 has been filed with the SEC, with respect to the Contracts described herein. The Prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto, to which reference is hereby made for further information concerning the Variable Account, the Company and the Contracts. The information so omitted may be obtained from the SEC's principal office in Washington, D.C., upon payment of the fee prescribed by the SEC, or examined there without charge. Statements contained in this Prospectus as to the provisions of the Contracts and other legal documents are summaries, and reference is made to the documents as filed with the SEC for a complete statement of the provisions thereof.

                         ADVANTAGE CENTURY(SM) ANNUITY

                               SEPARATE ACCOUNT N
  (FORMERLY KNOWN AS SEPARATE ACCOUNT ONE OF NORTHERN LIFE INSURANCE COMPANY)
                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

Introduction
Custody of Assets
Experts
Distribution of the Contracts
Calculation of Yields and Total Returns
Company Holidays
Financial Statements of Separate Account N (formerly known as Separate Account One of Northern Life Insurance
  Company)
Financial Statements of ReliaStar Life Insurance Company

If you would like to receive a copy of the Separate Account N (formerly known as Separate Account One of Northern Life Insurance Company) Statement of Additional Information, please call 1-877-884-5050 or return this request to:

RELIASTAR LIFE INSURANCE COMPANY
C/O RELIASTAR SERVICE CENTER
P.O. BOX 5050
MINOT, NORTH DAKOTA 58702-5050

Your name
--------------------------------------------------------------------------------

Address
--------------------------------------------------------------------------------

City -------------------------   State ------------------  Zip -----------------

Please send me a copy of the Separate Account N Advantage Century(SM) Annuity Statement of Additional Information.

--------------------------------------------------------------------------------

     NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR ACCOMPANYING FUND PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

                                   APPENDIX A

THE FIXED ACCOUNTS

     Contributions and reallocations to Fixed Account A, Fixed Account B, and Fixed Account C (collectively, the "Fixed Accounts") under the Contracts become part of the general account of the Company (the "General Account"), which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the Fixed Accounts have not been registered under the Securities Act of 1933 ("1933 Act") nor are the Fixed Accounts registered as investment companies under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Accounts nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus which relate to the fixed portion of the contracts. Disclosures regarding the fixed portion of the Contracts and the Fixed Accounts, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The Fixed Accounts are part of the General Account, which is made up of all of the general assets of the Company other than those allocated to any separate account. We offer the option of having all or a portion of Purchase Payments allocated to the Fixed Accounts as selected by the Contract Owner at the time of purchase or as subsequently changed. The Company will invest the assets allocated to the Fixed Accounts in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Accounts' assets will be allocated between the Company and the Contracts participating in the Fixed Accounts, in accordance with the terms of such Contracts.

     Fixed Annuity Payouts made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contracts which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

     Investment income from the Fixed Accounts allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The Company expects to derive a profit from this compensation.

     The Company may credit interest in excess of the guaranteed rate of 3%. For a Retail Series Contract, any interest rate in effect when an amount is allocated or reallocated to the Fixed Accounts is guaranteed for that amount for at least 12 months, and subsequent interest rates for that amount will not be changed more often than once every 12 months. Among other factors, the interest rate guarantees depends upon the claims-paying ability of the Company.

     There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on many factors, including, but not limited to: investment yield rates, taxes, Contract persistency, and other experience factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNTS IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

     The Company is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various Contractholders and Contract Owners and to its stockholder.

     Excess interest, if any, will be credited on the Fixed Account Contract Value. The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of Purchase Payments and transfers allocated to the Fixed Accounts, plus interest at the rate of 3% per year, compounded annually, plus any additional interest which the Company may, in its discretion, credit to the Fixed Accounts, less the sum of all annual administrative charges or Withdrawal Charges levied, any applicable premium taxes, and less any amounts withdrawn or reallocated from the Fixed Accounts. If the Contract Owner makes a full withdrawal, the amount available from the Fixed Accounts will be reduced by any applicable Withdrawal Charge and Annual Contract Charge. (See "Charges Made by the Company.")

                                   APPENDIX B

                        DESCRIPTION OF UNDERLYING FUNDS

                           LIST OF FUND NAME CHANGES

              CURRENT FUND NAME                              FORMER FUND NAME
              -----------------                              ----------------
ING Variable Products Trust -- ING VP Growth   Pilgrim Variable Products Trust -- Pilgrim VP
  Opportunities Portfolio (Class R Shares)       Growth Opportunities Portfolio (Class R
                                                 Shares)

ING Variable Products Trust -- ING VP Growth   Pilgrim Variable Products Trust -- Pilgrim VP
  + Value Portfolio (Class R Shares)             Growth + Value Portfolio (Class R Shares)

ING Variable Products Trust -- ING VP High     Pilgrim Variable Products Trust -- Pilgrim VP
  Yield Bond Portfolio (Class R Shares)          High Yield Bond Portfolio (Class R Shares)

ING Variable Products Trust -- ING VP          Pilgrim Variable Products Trust -- Pilgrim VP
  International Value Portfolio (Class R         International Value Portfolio (Class R
  Shares)                                        Shares)

ING Variable Products Trust -- ING VP          Pilgrim Variable Products Trust -- Pilgrim VP
  MagnaCap Portfolio (Class R Shares)            MagnaCap Portfolio (Class R Shares)

ING Variable Products Trust -- ING VP MidCap   Pilgrim Variable Products Trust -- Pilgrim VP
  Opportunities Portfolio (Class R Shares)       MidCap Opportunities Portfolio (Class R
                                                 Shares)

ING Variable Products Trust -- ING VP          Pilgrim Variable Products Trust -- Pilgrim VP
  Research Enhanced Index Portfolio (Class R     Research Enhanced Index Portfolio (Class R
  Shares)                                        Shares)

ING Variable Products Trust -- ING VP          Pilgrim Variable Products Trust -- Pilgrim VP
  SmallCap Opportunities Portfolio (Class R      SmallCap Opportunities Portfolio (Class R
  Shares)                                        Shares)

                               FUND DESCRIPTIONS

     THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940. PLEASE REFER TO THE FUND PROSPECTUSES FOR ADDITIONAL INFORMATION. FUND PROSPECTUSES MAY BE OBTAINED FREE OF CHARGE, FROM OUR HOME OFFICE AT THE ADDRESS AND TELEPHONE NUMBER LISTED IN "CONTRACT
OVERVIEW -- QUESTIONS", BY ACCESSING THE SEC'S WEB SITE OR BY CONTACTING THE SEC PUBLIC REFERENCE ROOM.

     CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.

                                    INVESTMENT ADVISER/
FUND NAME                                SUBADVISER                          INVESTMENT OBJECTIVE
---------                           --------------------   --------------------------------------------------------
ING VARIABLE PRODUCTS TRUST --      ING Investments, LLC   Seeks long-term growth of capital. Invests primarily in
  ING VP GROWTH OPPORTUNITIES       (ING Investments)      common stock of U.S. companies that the portfolio
  PORTFOLIO (formerly Pilgrim       (formerly ING          managers feel have above average prospects for growth.
  Variable Products                 Pilgrim Investments,   Under normal market conditions, invests at least 65% of
  Trust -- Pilgrim VP Growth        LLC)                   total assets in securities purchased on the basis of the
  Opportunities Portfolio)                                 potential for capital appreciation. These securities may
(CLASS R SHARES)                                           be from large-cap, mid-cap or small-cap companies.

ING VARIABLE PRODUCTS TRUST --      ING Investments, LLC   Seeks capital appreciation. Invests primarily in a
  ING VP GROWTH + VALUE PORTFOLIO   (ING Investments)      diversified portfolio of equity securities, including
  (formerly Pilgrim Variable        (formerly ING          common and preferred stock, warrants and convertible
  Products Trust -- Pilgrim VP      Pilgrim Investments,   securities. Under normal market conditions, invests at
  Growth + Value Portfolio)         LLC)                   least 65% of total assets in securities purchased on the
(CLASS R SHARES)                                           basis of the potential for capital appreciation. These
                                    Subadviser:            securities may be from large-cap, mid-cap, or small-cap
                                    Navellier Fund         companies.
                                    Management, Inc.
                                    (Navellier)

ING VARIABLE PRODUCTS TRUST --      ING Investments, LLC   Seeks high income and capital appreciation. Invests
  ING VP HIGH YIELD BOND            (ING Investments)      primarily in higher-yielding lower-rated bonds (junk
  PORTFOLIO (formerly Pilgrim       (formerly ING          bonds) to achieve high current income with potential for
  Variable Products                 Pilgrim Investments,   capital growth. Under normal market conditions, invests
  Trust -- Pilgrim VP High Yield    LLC)                   at least 80% of assets in higher- yielding, lower-rated
  Bond Portfolio)                                          U.S. dollar-denominated debt securities of U.S. and
(CLASS R SHARES)                                           foreign issuers. May also invest up to 35% of total
                                                           assets in securities denominated in foreign currencies.
                                                           May invest up to 50% of assets in securities of foreign
                                                           issuers, including 35% in emerging market debt.

ING VARIABLE PRODUCTS TRUST --      ING Investments, LLC   Seeks long-term capital appreciation. Invests primarily
  ING VP INTERNATIONAL VALUE        (ING Investments)      in foreign companies with market capitalizations greater
  PORTFOLIO (formerly Pilgrim       (formerly ING          than $1 billion, but may hold up to 25% of assets in
  Variable Products                 Pilgrim Investments,   companies with smaller market capitalization. Under
  Trust -- Pilgrim VP               LLC)                   normal circumstances, will invest at least 65% of total
  International Value Portfolio)                           assets in securities of companies located in at least
(CLASS R SHARES)                    Subadviser: Brandes    three countries other than the U.S., which may include
                                    Investment Partners,   emerging market countries.
                                    L.P.

                                    INVESTMENT ADVISER/
FUND NAME                                SUBADVISER                          INVESTMENT OBJECTIVE
---------                           --------------------   --------------------------------------------------------
ING VARIABLE PRODUCTS TRUST --      ING Investments, LLC   Seeks growth of capital, with dividend income as a
  ING VP MAGNACAP PORTFOLIO         (ING Investments)      secondary consideration. Under normal conditions,
  (formerly Pilgrim Variable        (formerly ING          invests at least 80% of assets in equity securities that
  Products Trust -- Pilgrim VP      Pilgrim Investments,   meet the following criteria: attractive valuation
  MagnaCap Portfolio)               LLC)                   characteristics; dividends; and balance sheet strength.
(CLASS R SHARES)                                           Candidates are also analyzed for some catalyst or vector
                                                           of change that may spark an increase in share price.
                                                           Normally, investments are generally in larger companies
                                                           that are included in the largest 500 U.S. companies as
                                                           measured by sales, earnings or assets.

ING VARIABLE PRODUCTS TRUST --      ING Investments, LLC   Seeks long-term capital appreciation. Normally invests
  ING VP MIDCAP OPPORTUNITIES       (ING Investments)      at least 80% of assets in the common stocks of mid-sized
  PORTFOLIO (formerly Pilgrim       (formerly ING          U.S. companies that the portfolio managers feel have
  Variable Products                 Pilgrim Investments,   above average prospects for growth. For this Portfolio,
  Trust -- Pilgrim VP MidCap        LLC)                   mid-size companies are those with market capitalizations
  Opportunities Portfolio)                                 that fall within the range of companies in the Standard
(CLASS R SHARES)                                           & Poor's MidCap 400 Index (S&P MidCap 400 Index).

ING VARIABLE PRODUCTS TRUST --      ING Investments, LLC   Seeks capital appreciation. Normally invests at least
  ING VP RESEARCH ENHANCED INDEX    (ING Investments)      80% of total assets in common stocks included in the
  PORTFOLIO (formerly Pilgrim       (formerly ING          Standard & Poor's Composite 500 Stock Price Index (S&P
  Variable Products                 Pilgrim Investments,   500 Index). At any one time, the portfolio managers
  Trust -- Pilgrim VP Research      LLC)                   generally include in the Portfolio approximately 400 of
  Enhanced Index Portfolio)                                the stocks included in the S&P 500 Index. May also
(CLASS R SHARES)                    Subadviser: Aeltus     invest in certain higher-risk investments, including
                                    Investment             derivatives (generally these investments will be limited
                                    Management, Inc.       to S&P 500 Index options and futures on the S&P 500
                                                           Index).

ING VARIABLE PRODUCTS TRUST --      ING Investments, LLC   Seeks long-term capital appreciation. Normally invests
  ING VP SMALLCAP OPPORTUNITIES     (ING Investments)      at least 80% of assets in the common stock of smaller,
  PORTFOLIO (formerly Pilgrim       (formerly ING          lesser-known U.S. companies that the portfolio manager
  Variable Products                 Pilgrim Investments,   believes have above average prospects for growth. For
  Trust -- Pilgrim VP SmallCap      LLC)                   this Portfolio, smaller companies are those with market
  Opportunities Portfolio)                                 capitalizations that fall within the range of companies
(CLASS R SHARES)                                           in the Russell 2000 Index, which is an index that
                                                           measures the performance of small companies.

AIM VARIABLE INSURANCE FUNDS --     A I M Advisors, Inc.   Seeks long-term growth of capital. Seeks to meet its
  AIM V.I. DENT DEMOGRAPHIC                                objective by investing in securities of companies that
  TRENDS FUND                       Subadviser: H.S.       are likely to benefit from changing demographic,
(SERIES I SHARES)                   Dent Advisors, Inc.    economic and lifestyle trends. These securities may
                                                           include common stocks, convertible bonds, convertible
                                                           preferred stocks and warrants of companies within a
                                                           broad range of market capitalizations.

ALGER AMERICAN GROWTH PORTFOLIO     Fred Alger             Seeks long-term capital appreciation by focusing on
                                    Management, Inc.       growing companies that generally have broad product
                                                           lines, markets, financial resources and depth of
                                                           management. Under normal circumstances, the portfolio
                                                           invests primarily in the equity securities of large
                                                           companies. The portfolio considers a large company to
                                                           have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP     Fred Alger             Seeks long-term capital appreciation by investing, under
  PORTFOLIO                         Management, Inc.       normal circumstances, in the equity securities of
                                                           companies of any size which demonstrate promising growth
                                                           potential. The portfolio can leverage, that is, borrow
                                                           money, up to one-third of its total assets to buy
                                                           additional securities. By borrowing money, the portfolio
                                                           has the potential to increase its returns if the
                                                           increase in the value of the securities purchased
                                                           exceeds the cost of borrowing, including interest paid
                                                           on the money borrowed.

                                    INVESTMENT ADVISER/
FUND NAME                                SUBADVISER                          INVESTMENT OBJECTIVE
---------                           --------------------   --------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH        Fred Alger             Seeks long-term capital appreciation by focusing on
  PORTFOLIO                         Management, Inc.       midsize companies with promising growth potential. Under
                                                           normal circumstances, the portfolio invests primarily in
                                                           the equity securities of companies having a market
                                                           capitalization within the range of companies in the
                                                           S&P(R) MidCap 400 Index.

ALGER AMERICAN SMALL                Fred Alger             Seeks long-term capital appreciation by focusing on
  CAPITALIZATION PORTFOLIO          Management, Inc.       small, fast- growing companies that offer innovative
                                                           products, services or technologies to a rapidly
                                                           expanding marketplace. Under normal circumstances, the
                                                           portfolio invests primarily in the equity securities of
                                                           small capitalization companies. A small capitalization
                                                           company is one that has a market capitalization within
                                                           the range of the Russell 2000 Growth Index or the S&P(R)
                                                           SmallCap 600 Index.

FIDELITY(R) VARIABLE INSURANCE      Fidelity Management    Seeks to maximize total return by allocating its assets
  PRODUCTS -- FIDELITY(R) VIP       & Research Company     among stocks, bonds, short-term instruments, and other
  ASSET MANAGER: GROWTH(R)                                 investments. Assets are allocated among stocks, bonds,
  PORTFOLIO                         Subadvisers:           and short-term and money market instruments, maintaining
(INITIAL CLASS)                     Fidelity Management    a neutral mix over time of 70% of assets in stocks, 25%
                                    & Research (U.K.)      of assets in bonds, and 5% of assets in short-term and
                                    Inc.; Fidelity         money market instruments.
                                    Management &
                                    Research (Far East)
                                    Inc.; Fidelity
                                    Investments Japan
                                    Limited; Fidelity
                                    Investments Money
                                    Management, Inc.;
                                    FMR Co., Inc.

FIDELITY(R) VARIABLE INSURANCE      Fidelity Management    Seeks long-term capital appreciation. Normally invests
  PRODUCTS -- FIDELITY(R) VIP       & Research Company     primarily in common stocks of companies whose value the
  CONTRAFUND(R) PORTFOLIO                                  Portfolio's investment adviser believes is not fully
(INITIAL CLASS)                     Subadvisers:           recognized by the public.
                                    Fidelity Management
                                    & Research (U.K.)
                                    Inc.; Fidelity
                                    Management &
                                    Research (Far East)
                                    Inc.; Fidelity
                                    Investments Japan
                                    Limited; FMR Co.,
                                    Inc.

FIDELITY(R) VARIABLE INSURANCE      Fidelity Management    Seeks reasonable income. Also considers the potential
  PRODUCTS -- FIDELITY(R) VIP       & Research Company     for capital appreciation. Seeks to achieve a yield which
  EQUITY-INCOME PORTFOLIO                                  exceeds the composite yield on the securities comprising
(INITIAL CLASS)                     Subadviser: FMR Co.,   the Standard & Poor's 500 Index. Normally invests at
                                    Inc.                   least 80% of total assets in income-producing equity
                                                           securities, which tends to lead to investments in large
                                                           cap "value" stocks.

                                    INVESTMENT ADVISER/
FUND NAME                                SUBADVISER                          INVESTMENT OBJECTIVE
---------                           --------------------   --------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE      Fidelity Management    Seeks to provide capital growth. Normally invests
  PRODUCTS -- FIDELITY(R) VIP       & Research Company     primarily in common stocks, investing in both domestic
  GROWTH OPPORTUNITIES PORTFOLIO                           and foreign issuers. Invests in either "growth" stocks
(INITIAL CLASS)                     Subadvisers:           or "value" stocks or both.
                                    Fidelity Management
                                    & Research (U.K.)
                                    Inc.; Fidelity
                                    Management &
                                    Research (Far East)
                                    Inc.; Fidelity
                                    Investments Japan
                                    Limited; FMR Co.,
                                    Inc.

FIDELITY(R) VARIABLE INSURANCE      Fidelity Management    Seeks to achieve capital appreciation. Normally invests
  PRODUCTS -- FIDELITY(R) VIP       & Research Company     primarily in common stocks of companies the investment
  GROWTH PORTFOLIO                                         adviser believes have above-average growth potential
(INITIAL CLASS)                     Subadviser: FMR Co.,   (often called "growth" stocks).
                                    Inc.

FIDELITY(R) VARIABLE INSURANCE      Fidelity Management    Seeks investment results that correspond to the total
  PRODUCTS -- FIDELITY(R) VIP       & Research Company     return of common stocks publicly traded in the United
  INDEX 500 PORTFOLIO                                      States, as represented by the Standard & Poor's 500
(INITIAL CLASS)                     Subadviser: Deutsche   Index (S&P 500). Normally invests at least 80% of assets
                                    Asset Management,      in common stocks included in the S&P 500.
                                    Inc.

FIDELITY(R) VARIABLE INSURANCE      Fidelity Management    Seeks as high a level of current income as is consistent
  PRODUCTS -- FIDELITY(R) VIP       & Research Company     with the preservation of capital. Normally invests in
  INVESTMENT GRADE BOND PORTFOLIO                          U.S. dollar- denominated investment-grade bonds of
(INITIAL CLASS)                     Subadviser: Fidelity   medium and high quality.
                                    Investments Money
                                    Management, Inc.

FIDELITY(R) VARIABLE INSURANCE      Fidelity Management    Seeks as high a level of current income as is consistent
  PRODUCTS -- FIDELITY(R) VIP       & Research Company     with preservation of capital and liquidity. Invests in
  MONEY MARKET PORTFOLIO                                   U.S. dollar- denominated money market securities and
(INITIAL CLASS)                     Subadviser: Fidelity   repurchase agreements, and may enter into reverse
                                    Investment Money       repurchase agreements.
                                    Management, Inc.

JANUS ASPEN SERIES -- AGGRESSIVE    Janus Capital          A nondiversified Portfolio that seeks long-term growth
  GROWTH PORTFOLIO                                         of capital. Invests primarily in common stocks selected
(INSTITUTIONAL SHARES)                                     for their growth potential and normally invests at least
                                                           50% of its equity assets in medium-sized companies.
                                                           Medium-sized companies are those whose market
                                                           capitalization falls within the range of companies in
                                                           the Standard & Poor's (S&P) MidCap 400 Index.

JANUS ASPEN SERIES -- GROWTH        Janus Capital          Seeks long-term growth of capital in a manner consistent
  PORTFOLIO                                                with the preservation of capital. Invests primarily in
(INSTITUTIONAL SHARES)                                     common stocks selected for their growth potential.
                                                           Although it can invest in companies of any size, it
                                                           generally invests in larger, more established companies.

                                    INVESTMENT ADVISER/
FUND NAME                                SUBADVISER                          INVESTMENT OBJECTIVE
---------                           --------------------   --------------------------------------------------------
JANUS ASPEN SERIES --               Janus Capital          Seeks long-term growth of capital. Under normal
  INTERNATIONAL GROWTH PORTFOLIO                           circumstances, invests at least 80% of its net assets in
(INSTITUTIONAL SHARES)                                     securities of issuers from at least five different
                                                           countries, excluding the United States. Although the
                                                           Portfolio intends to invest substantially all of its
                                                           assets in issuers located outside the United States, it
                                                           may at times invest in U.S. issuers and it may at times
                                                           invest all of its assets in fewer than five countries or
                                                           even a single country.

JANUS ASPEN SERIES -- WORLDWIDE     Janus Capital          Seeks long-term growth of capital in a manner consistent
  GROWTH PORTFOLIO                                         with the preservation of capital. Invests primarily in
(INSTITUTIONAL SHARES)                                     common stocks of companies of any size located
                                                           throughout the world. Normally invests in issuers from
                                                           at least five different countries, including the United
                                                           States. May at times invest in fewer than five countries
                                                           or even in a single country.

NEUBERGER BERMAN ADVISERS           Neuberger Berman       Seeks the highest available current income consistent
  MANAGEMENT TRUST -- LIMITED       Management Inc.        with liquidity and low risk to principal by investing
  MATURITY BOND PORTFOLIO                                  mainly in investment-grade bonds and other debt
                                    Sub-Adviser:           securities from U.S. Government and corporate issuers.
                                    Neuberger Berman,
                                    LLC

NEUBERGER BERMAN ADVISERS           Neuberger Berman       Seeks growth of capital by investing mainly in common
  MANAGEMENT TRUST -- PARTNERS      Management Inc.        stock of mid- to large-capitalization companies.
  PORTFOLIO
                                    Sub-Adviser:
                                    Neuberger Berman,
                                    LLC

NEUBERGER BERMAN ADVISERS           Neuberger Berman       Long-term capital growth
  MANAGEMENT TRUST -- SOCIALLY      Management Inc.
  RESPONSIVE PORTFOLIO
                                    Sub-Adviser:
                                    Neuberger Berman,
                                    LLC

OCC ACCUMULATION TRUST --           OpCap Advisors         Seeks long term capital appreciation. Invests at least
  OCC EQUITY PORTFOLIO                                     80% of net assets, plus the amount of any borrowings for
                                                           investment purposes, in equity securities that the
                                                           investment adviser believes are undervalued in the
                                                           marketplace.

OCC ACCUMULATION TRUST --           OpCap Advisors         Seeks long term capital appreciation. Invests at least
  OCC GLOBAL EQUITY PORTFOLIO                              80% of net assets, plus the amount of any borrowings for
                                                           investment purposes, in equity securities on a worldwide
                                                           basis and may invest in U.S. or foreign fixed income
                                                           securities.

OCC ACCUMULATION TRUST --           OpCap Advisors         Seeks growth of capital over time. Invests in common
  OCC MANAGED PORTFOLIO                                    stocks, bonds and cash equivalents, allocated based on
                                                           the investment adviser's judgment.

OCC ACCUMULATION TRUST --           OpCap Advisors         Seeks capital appreciation. Invests at least 80% of net
  OCC SMALL CAP PORTFOLIO                                  assets, plus the amount of any borrowings for investment
                                                           purposes, in equity securities of companies with market
                                                           capitalizations under $2 billion.

                                   APPENDIX C

PERFORMANCE INFORMATION AND CONDENSED FINANCIAL INFORMATION

PERFORMANCE INFORMATION

     From time to time, the Company may advertise or include in sales literature yields, effective yields, and total returns for the available Sub-Accounts. These figures are based on historical earnings and do not indicate or project future performance. Each Sub-Account may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, and comparisons with unmanaged market indices appears in the Statement of Additional Information.

     Yields, effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding portfolios of the Funds. The performance, in part, reflects the Funds' expenses. See the prospectuses for the Funds.

     The yield of the Sub-Account investing in the Fidelity(R) VIP Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a Sub-Account (except the Money Market Sub-Account investing in the Fidelity(R) VIP Money Market Portfolio) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are annualized based on an average return over various periods of time.

     Total returns generally will be presented in "standardized" format. This means, among other things, that performance will be shown from the date of inception of the Variable Account, or, if later, the inception date of the applicable Fund. In some instances, "non-standardized" returns may be shown from prior to the inception date of the Variable Account. Non-standardized information will be accompanied by standardized information.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of the investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account (including any Withdrawal Charge that would apply if a Contract Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     When a Sub-Account has been in operation for one, five, and ten years, respectively, the average annual total return for these periods will be provided. For periods prior to the date the Sub-Account commenced operations, performance information for Contracts funded by the Sub-Accounts will be calculated based on the performance of the Funds' portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds' portfolios, with the level of Contract Charges that were in effect at the inception of the Sub-Accounts for the Contracts.

     Average total return information may be presented, computed on the same basis as described above, except deductions will not include the Withdrawal Charge. In addition, the Company may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

     The Company may, from time to time, also disclose yields and total returns for the portfolios of the Funds, including such disclosure for periods prior to the dates the Sub-Accounts commenced operations.

     For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

     In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Composite Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

     The Company may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. The Company may also illustrate the accumulation of Contract Value and payment of annuity benefits on a variable or fixed basis, or a combination variable and fixed basis, based on hypothetical rates of return, and compare those illustrations to mutual fund hypothetical illustrations, using charts, tables, and graphs, including software programs utilizing such charts, tables, and graphs. All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying portfolio's investment experience is positive.

                        CONDENSED FINANCIAL INFORMATION

   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD,
                                REFLECTING TOTAL
                    DAILY SEPARATE ACCOUNT CHARGES OF 1.40%)

     The condensed financial information presented below for each of the periods in the seven year period ended December 31, 2001 (as applicable), is derived from the financial statements of the separate account, which have been audited by the Company's independent auditors. The financial statements and independent auditors' report thereon for the year ended December 31, 2001 are included in the Statement of Additional Information.

                                 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                 DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31
                                 -----------   -----------   -----------   -----------   -----------   -----------   -----------
                                    2001          2000          1999          1998          1997          1996          1995
                                 -----------   -----------   -----------   -----------   -----------   -----------   -----------
ING VARIABLE PRODUCTS TRUSTS
ING VP Growth Opportunities
  Portfolio (Class R) (From May
  1, 2000)
  Beginning of period..........   $  8.8550       N/A           N/A           N/A           N/A           N/A           N/A
  End of period................   $  5.3641     $  8.8550       N/A           N/A           N/A           N/A           N/A
  Units outstanding at end of
    period.....................     564,323       364,384       N/A           N/A           N/A           N/A           N/A
ING VP Growth + Value Portfolio
  (Class R) (From October 20,
  1995)
  Beginning of period..........   $ 27.8993     $ 31.3606     $ 16.3103     $ 13.8613     $ 12.2601     $10.1010      $10.0000
  End of period................   $ 18.9839     $ 27.8993     $ 31.3606     $ 16.3103     $ 13.8613     $12.2601      $10.1010
  Units outstanding at end of
    period.....................   2,879,628     2,465,786     1,501,434     1,333,885     1,118,716      318,138         1,068
ING VP High Yield Bond
  Portfolio (Class R) (From
  August 8, 1997)
  Beginning of period..........   $  8.3939     $  9.6332     $ 10.0942     $ 10.1766     $ 10.0000       N/A           N/A
  End of period................   $  8.3340     $  8.3939     $  9.6332     $ 10.0942     $ 10.1766       N/A           N/A
  Units outstanding at end of
    period.....................     612,472       597,868       834,113       885,662       105,615       N/A           N/A
ING VP International Value
  Portfolio (Class R) (From
  August 8, 1997)
  Beginning of period..........   $ 17.5017     $ 17.2007     $ 11.6150     $ 10.0734     $ 10.0000       N/A           N/A
  End of period................   $ 15.2432     $ 17.5017     $ 17.2007     $ 11.6150     $ 10.0734       N/A           N/A
  Units outstanding at end of
    period.....................   1,008,480       747,812       488,502       330,553        57,507       N/A           N/A
ING VP MagnaCap Portfolio
  (Class R) (From May 1, 2000)
  Beginning of period..........   $ 10.0671       N/A           N/A           N/A           N/A           N/A           N/A
  End of period................   $  8.8897     $ 10.0671       N/A           N/A           N/A           N/A           N/A
  Units outstanding at end of
    period.....................      87,749        37,460       N/A           N/A           N/A           N/A           N/A
ING VP MidCap Opportunities
  Portfolio (Class R) (From May
  1, 2000)
  Beginning of period..........   $  8.9785       N/A           N/A           N/A           N/A           N/A           N/A
  End of period................   $  5.9386     $  8.9785       N/A           N/A           N/A           N/A           N/A
  Units outstanding at end of
    period.....................     224,016       111,372       N/A           N/A           N/A           N/A           N/A
ING VP Research Enhanced Index
  Portfolio (Class R) (From
  October 20, 1995)
  Beginning of period..........   $ 10.9693     $ 12.5874     $ 12.0629     $ 12.0694     $ 11.4374     $10.2402      $10.0000
  End of period................   $  9.4926     $ 10.9693     $ 12.5874     $ 12.0629     $ 12.0694     $11.4374      $10.2402
  Units outstanding at end of
    period.....................   1,219,276     1,544,098     1,646,856       403,214       238,691       52,791         1,937

                                 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                 DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31
                                 -----------   -----------   -----------   -----------   -----------   -----------   -----------
                                    2001          2000          1999          1998          1997          1996          1995
                                 -----------   -----------   -----------   -----------   -----------   -----------   -----------
ING VP SmallCap Opportunities
  Portfolio (Class R) (From
  October 20, 1995)
  Beginning of period..........   $ 36.4083     $ 36.5246     $ 15.3663     $ 13.2845     $ 11.6519     $10.3844      $10.0000
  End of period................   $ 25.4319     $ 36.4083     $ 36.5246     $ 15.3663     $ 13.2845     $11.6519      $10.3844

  Units outstanding at end of
    period.....................   1,566,266     1,266,605       574,895       338,593       270,968       62,237         2,292
AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Dent Demographic
  Trends Fund (Series I) (From
  May 1, 2000)
  Beginning of period..........   $  7.8063       N/A           N/A           N/A           N/A           N/A           N/A
  End of period................   $  5.2405     $  7.8063       N/A           N/A           N/A           N/A           N/A
  Units outstanding at end of
    period.....................   1,286,292     1,085,862       N/A           N/A           N/A           N/A           N/A
THE ALGER AMERICAN FUND:
  (All Sub-Accounts from
    October 20, 1995)
Alger American Growth Portfolio
  Beginning of period..........   $ 22.4452     $ 26.7070     $ 20.2501     $ 13.8684     $ 11.1842     $10.0072      $10.0000
  End of period................   $ 19.5162     $ 22.4452     $ 26.7070     $ 20.2501     $ 13.8684     $11.1842      $10.0072
  Units outstanding at end of
    period.....................   3,504,224     3,335,529     2,319,442       958,685       402,925      162,852         7,531
Alger American Leveraged AllCap
  Portfolio
  Beginning of period..........   $ 27.1069     $ 36.5684     $ 20.8260     $ 13.3809     $ 11.3381     $10.2636      $10.0000
  End of period................   $ 22.4700     $ 27.1069     $ 36.5684     $ 20.8260     $ 13.3809     $11.3381      $10.2636
  Units outstanding at end of
    period.....................   2,084,235     2,021,923     1,165,393       491,436       260,380      130,393         3,864
Alger American MidCap Growth
  Portfolio
  Beginning of period..........   $ 22.2660     $ 20.6802     $ 15.9059     $ 12.3791     $ 10.9156     $ 9.8937      $10.0000
  End of period................   $ 20.5220     $ 22.2660     $ 20.6802     $ 15.9059     $ 12.3791     $10.9156      $ 9.8937
  Units outstanding at end of
    period.....................   1,366,163     1,117,532       696,730       590,794       405,580      227,029         2,208
Alger American Small
  Capitalization Portfolio
  Beginning of period..........   $ 12.8235     $ 17.8621     $ 12.6301     $ 11.0864     $ 10.0929     $ 9.8255      $10.0000
  End of period................   $  8.9123     $ 12.8235     $ 17.8621     $ 12.6301     $ 11.0864     $10.0929      $ 9.8255
  Units outstanding at end of
    period.....................   1,442,330     1,194,579       885,257       751,967       527,947      261,902         9,498
FIDELITY VARIABLE INSURANCE
  PRODUCTS:
(Except as noted below, all
  Sub-Accounts from October 20,
  1995)
Fidelity(R) VIP Asset Manager:
  Growth(R) Portfolio (Initial
  Class)
  Beginning of period..........   $ 17.2510     $ 19.9859     $ 17.5847     $ 15.1675     $ 12.2902     $10.3997      $10.0000
  End of period................   $ 15.7524     $ 17.2510     $ 19.9860     $ 17.5847     $ 15.1675     $12.2982      $10.3997
  Units outstanding at end of
    Period.....................   1,101,469     1,090,279       914,250       652,013       293,160       58,201         6,432
Fidelity(R) VIP Contrafund
  Portfolio (Initial Class)
  Beginning of period..........   $ 21.7958     $ 23.6700     $ 19.3181     $ 15.0718     $ 12.3119     $10.2935      $10.0000
  End of period................   $ 18.8595     $ 21.7958     $ 23.6700     $ 19.3181     $ 15.0718     $12.3119      $10.2935
  Units outstanding at end of
    Period.....................   3,526,209     3,586,664     3,267,496     2,090,469     1,124,760      314,103         7,417
Fidelity(R) VIP Equity-Income
  Portfolio
  Beginning of period..........   $ 18.8258     $ 17.6078     $ 16.7931     $ 15.2559     $ 12.0764     $10.7172      $10.0000
  End of period................   $ 17.6426     $ 18.8258     $ 17.6078     $ 16.7931     $ 15.2559     $12.0764      $10.7172
  Units outstanding at end of
    period.....................   2,446,660     2,062,886     2,145,169     1,850,470     1,040,329      370,036         3,922

                                 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                 DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31
                                 -----------   -----------   -----------   -----------   -----------   -----------   -----------
                                    2001          2000          1999          1998          1997          1996          1995
                                 -----------   -----------   -----------   -----------   -----------   -----------   -----------
Fidelity(R) VIP Growth
  Opportunities Portfolio
  (Initial Class) (From January
  1, 1999)
  Beginning of period..........   $  8.2139       10.0435       N/A           N/A           N/A           N/A           N/A
  End of period................   $  6.9310     $  8.2139     $ 10.0435       N/A           N/A           N/A           N/A

  Units outstanding at end of
    period.....................     342,720       346,435       337,766       N/A           N/A           N/A           N/A
Fidelity(R) VIP Growth
  Portfolio
  Beginning of period..........   $ 22.1395     $ 25.2203     $ 18.6089     $ 13.5286     $ 11.1104     $ 9.0237      $10.0000
  End of period................   $ 17.9767     $ 22.1395     $ 25.2203     $ 18.6089     $ 13.5286     $11.1104      $ 9.8237
  Units outstanding at end of
    period.....................   3,333,948     2,962,362     2,139,958     1,117,355       624,734      210,258         5,112
Fidelity(R) VIP Index 500
  Portfolio (Initial Class)
  Beginning of period..........   $ 22.5627     $ 25.2271     $ 21.2285     $ 16.7757     $ 12.8201     $10.5862      $10.0000
  End of period................   $ 19.5549     $ 22.5627     $ 25.2271     $ 21.2285     $ 16.7757     $12.8201      $10.5862
  Units outstanding at end of
    period.....................   6,125,723     5,629,481     4,831,869     3,336,587     1,310,992      231,904           702
Fidelity(R) VIP Investment
  Grade Bond Portfolio (Initial
  Class) (From April 30, 1999)
  Beginning of period..........   $ 10.7415     $  9.7937       N/A           N/A           N/A           N/A           N/A
  End of period................   $ 11.4878     $ 10.7415     $  9.7937       N/A           N/A           N/A           N/A
  Units outstanding at end of
    period.....................   1,202,541       489,844       222,858       N/A           N/A           N/A           N/A
Fidelity(R) VIP Money Market
  Portfolio
  Beginning of period..........   $ 12.3196     $ 11.7504     $ 11.3294     $ 10.8926     $ 10.4712     $10.0743      $10.0000
  End of period................   $ 12.6567     $ 12.3196     $ 11.7504     $ 11.3294     $ 10.8926     $10.4712      $10.0743
  Units outstanding at end of
    period.....................   2,258,455     1,270,337     1,144,601       605,376       446,458      104,844        N/A
JANUS ASPEN SERIES:
  (All Sub-Accounts From August
    8, 1997)
Janus Aspen Aggressive Growth
  Portfolio (Institutional
  Shares)
  Beginning of period..........   $ 21.5646     $ 32.0747     $ 14.4299     $ 10.8993     $ 10.0000       N/A           N/A
  End of period................   $ 12.8742     $ 21.5646     $ 32.0747     $ 14.4299     $ 10.8993       N/A           N/A
  Units outstanding at end of
    period.....................   2,794,292     2,367,019       868,257       143,611        17,506       N/A           N/A
Janus Aspen Growth Portfolio
  (Institutional Shares)
  Beginning of period..........   $ 16.2138     $ 19.2421     $ 13.5522     $ 10.1307     $ 10.0000       N/A           N/A
  End of period................   $ 12.0324     $ 16.2138     $ 19.2421     $ 13.5522     $ 10.1307       N/A           N/A
  Units outstanding at end of
    period.....................   3,682,000     3,579,247     1,788,564       662,697        82,286       N/A           N/A
Janus Aspen International
  Growth Portfolio
  (Institutional Shares)
  Beginning of period..........   $ 16.4874     $ 19.8902     $ 11.0658     $  9.5720     $ 10.0000       N/A           N/A
  End of period................   $ 12.4793     $ 16.4874     $ 19.8902     $ 11.0658     $  9.5720       N/A           N/A
  Units outstanding at end of
    period.....................   1,550,048     1,071,043       473,654       275,637        81,884       N/A           N/A
Janus Aspen Worldwide Growth
  Portfolio (Institutional
  Shares)
  Beginning of period..........   $ 16.7705     $ 20.1668     $ 12.4357     $  9.7818     $ 10.0000       N/A           N/A
  End of period................   $ 12.8257     $ 16.7705     $ 20.1668     $ 12.4357     $  9.7818       N/A           N/A
  Units outstanding at end of
    period.....................   6,417,600     6,064,546     4,030,342     2,066,481       295,875       N/A           N/A

                                 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                 DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31
                                 -----------   -----------   -----------   -----------   -----------   -----------   -----------
                                    2001          2000          1999          1998          1997          1996          1995
                                 -----------   -----------   -----------   -----------   -----------   -----------   -----------
NEUBERGER BERMAN ADVISERS
  MANAGEMENT TRUST:
Limited Maturity Bond Portfolio
  (From August 8, 1997)
  Beginning of period..........   $ 11.0612     $ 10.5041     $ 10.4971     $ 10.1973     $ 10.0000       N/A           N/A
  End of period................   $ 11.8644     $ 11.0612     $ 10.5041     $ 10.4971     $ 10.1973       N/A           N/A
  Units outstanding at end of
    period.....................     929,272       492,334       407,142       210,709        22,029       N/A           N/A
Partners Portfolio (From August
  8, 1997)
  Beginning of period..........   $ 11.0947     $ 11.1723     $ 10.5521     $ 10.2686     $ 10.0000       N/A           N/A
  End of period................   $ 10.6302     $ 11.0947     $ 11.1723     $ 10.5521     $ 10.2686       N/A           N/A
  Units outstanding at end of
    period.....................   1,294,471     1,239,100     1,479,974     1,582,048       255,773       N/A           N/A
Socially Responsive Portfolio
  (From January 1, 1999)
  Beginning of period..........   $ 11.0445     $ 11.3827       N/A           N/A           N/A           N/A           N/A
  End of period................   $ 10.5004     $ 11.0445     $ 11.3827       N/A           N/A           N/A           N/A
  Units outstanding at end of
    period.....................      85,042        57,291        32,883       N/A           N/A           N/A           N/A
OCC ACCUMULATION TRUST:
  (All Sub-Accounts From August
    8, 1997)
Equity Portfolio
  Beginning of period..........   $ 12.8642     $ 11.8684     $ 11.7375     $ 10.6410     $ 10.0000       N/A           N/A
  End of period................   $ 11.7943     $ 12.8642     $ 11.8684     $ 11.7375     $ 10.6410       N/A           N/A
  Units outstanding at end of
    period.....................     452,038       272,850       281,367       227,143        45,654       N/A           N/A
Global Equity Portfolio
  Beginning of period..........   $ 13.6132     $ 13.1847     $ 10.5673     $  9.4593     $ 10.0000       N/A           N/A
  End of period................   $ 11.5677     $ 13.6132     $ 13.1847     $ 10.5673     $  9.4593       N/A           N/A
  Units outstanding at end of
    period.....................     146,807       108,797        86,458        70,138        18,968       N/A           N/A
Managed Portfolio
  Beginning of period..........   $ 11.9310     $ 11.0246     $ 10.6480     $ 10.0801     $ 10.0000       N/A           N/A
  End of period................   $ 11.1866     $ 11.9310     $ 11.0246     $ 10.6480     $ 10.0801       N/A           N/A
  Units outstanding at end of
    period.....................   1,405,033     1,201,794     1,595,696     1,659,488       274,773       N/A           N/A
Small Cap Portfolio
  Beginning of period..........   $ 12.5887     $  8.8541     $  9.1466     $ 10.1959     $ 10.0000       N/A           N/A
  End of period................   $ 13.4468     $ 12.5887     $  8.8541     $  9.1466     $ 10.1959       N/A           N/A
  Units outstanding at end of
    period.....................     926,420       563,758       309,634       252,954        48,630       N/A           N/A

     - The Sub Accounts investing in the ING VP Growth + Value Portfolio (Class
       R), ING VP Research Enhanced Index Portfolio (Class R), and ING VP SmallCap Opportunities Portfolio (Class R), The Alger American Fund and Fidelity(R) Variable Insurance Products were not available through the Variable Account prior to 1995.

     - The Sub-Accounts investing in the ING VP High Yield Bond Portfolio (Class
       R), the ING VP International Value Portfolio (Class R), Janus Aspen Series, Neuberger Berman AMT Limited Maturity Bond Portfolio and Partners Portfolio and OCC Accumulation Trust were not available through the Variable Account prior to August 8, 1997.

     - The Sub-Accounts investing in the Fidelity(R) Variable Insurance Products and Neuberger Berman AMT Socially Responsive Portfolio were not available through the Variable Account prior to January 1, 1999.

     - The Sub-Account investing in the Fidelity(R) VIP Investment Grade Bond Portfolio (Initial Class) was not available through the Variable Account prior to April 30, 1999.

     - The Sub-Accounts investing in the ING VP Growth Opportunities Portfolio (Class R), ING VP MagnaCap Portfolio (Class R), and ING VP MidCap Opportunities Portfolio (Class R) and the AIM V.I. Dent Demographic Trends Fund (Series I) were not available through the Variable Account prior to May 1, 2000.

                               SEPARATE ACCOUNT N

                        RELIASTAR LIFE INSURANCE COMPANY

                      SUPPLEMENT DATED OCTOBER 1, 2002 TO
                  PROFILE AND PROSPECTUS DATED OCTOBER 1, 2002

     THE FOLLOWING PROVISIONS APPLY TO PARTICIPANTS WHO ENROLL IN 403(B) ANNUITY CONTRACTS IN TEXAS ON AND AFTER JUNE 1, 2002 (TEXAS 403(B) CONTRACTS).


     The information in this supplement amends certain information contained in the Profile and Prospectus October 1, 2002. You should read this supplement along with the Profile and Prospectus. Only the funds listed below are offered under Texas 403(b) Contracts.


ITEM 5 (EXPENSES) OF THE PROFILE IS SUPPLEMENTED AS FOLLOWS:
     For Retail Series Contracts issued as a TSA under Code Section 403(b) in the State of Texas, the withdrawal charge for each Purchase Payment is equal to a maximum of 8% in year 1 and reduces to 0% after year 6; however, 10 years after the original Issue Date, this charge will automatically be 0%.

     THE TABLE UNDER ITEM 5 OF THE PROFILE IS SUPPLEMENTED AS FOLLOWS:

                 FUND EXPENSE TABLE* FOR TEXAS 403(B) CONTRACTS

     The following chart is designed to help you understand the expenses in the Retail Series Contract. The column "Total Annual Charges Under Contract" shows the total of the $30 annual contract charge (converted to a percentage of assets equal to 0.177%), the 1.40% insurance and administrative charges, the 0.15% optional death benefit rider fee and the investment expenses for each investment portfolio. Then next two columns show you two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money:
(1) at the end of year 1, and (2) at the end of year 10. For year 1, the Total Annual Expenses are assessed as well as the withdrawal charges. For year 10, the example shows the aggregate of all the annual expenses assessed for the 10 years, but there is no withdrawal charge. The premium tax is assumed to be 0% in both examples. Actual fees may be more or less than those shown in these examples.

                                                                                             EXAMPLES:
                                                                                            TOTAL ANNUAL
                                                                                              EXPENSES
                                                                                TOTAL        AT END OF:
                                                         TOTAL     TOTAL NET    ANNUAL    ----------------
                                                        ANNUAL       FUND      CHARGES    1 YEAR   10 YEAR
                                                       INSURANCE    ANNUAL      UNDER     RETAIL   RETAIL
                      PORTFOLIO                         CHARGES    EXPENSES    CONTRACT   SERIES   SERIES
                      ---------                        ---------   ---------   --------   ------   -------
ING VP Growth Opportunities Portfolio (Class R)......    1.73%       0.90%      2.63%      $89      $296
ING VP Growth + Value Portfolio (Class R)............    1.73%       0.80%      2.53%      $88      $286
ING VP High Yield Bond Portfolio (Class R)...........    1.73%       0.80%      2.53%      $88      $286
ING VP International Value Portfolio (Class R).......    1.73%       1.00%      2.73%      $90      $306
ING VP MagnaCap Portfolio (Class R)..................    1.73%       0.90%      2.63%      $89      $296
ING VP MidCap Opportunities Portfolio (Class R)......    1.73%       0.90%      2.63%      $89      $296
ING VP Research Enhanced Index Portfolio (Class R)...    1.73%       0.90%      2.63%      $89      $296
ING VP SmallCap Opportunities Portfolio (Class R)....    1.73%       0.90%      2.63%      $89      $296
Alger American Growth Portfolio......................    1.73%       0.81%      2.54%      $89      $287
Alger American Leveraged AllCap Portfolio............    1.73%       0.92%      2.65%      $90      $298
Alger American MidCap Growth Portfolio...............    1.73%       0.88%      2.61%      $89      $294

124924                                                              October 2002

                                                                                             EXAMPLES:
                                                                                            TOTAL ANNUAL
                                                                                              EXPENSES
                                                                                TOTAL        AT END OF:
                                                         TOTAL     TOTAL NET    ANNUAL    ----------------
                                                        ANNUAL       FUND      CHARGES    1 YEAR   10 YEAR
                                                       INSURANCE    ANNUAL      UNDER     RETAIL   RETAIL
                      PORTFOLIO                         CHARGES    EXPENSES    CONTRACT   SERIES   SERIES
                      ---------                        ---------   ---------   --------   ------   -------
Alger American Small Capitalization Portfolio........    1.73%       0.92%      2.65%      $90      $298
Fidelity(R) VIP Asset Manager: Growth(R) Portfolio
  (Initial Class)....................................    1.73%       0.73%      2.46%      $88      $279
Fidelity(R) VIP Contrafund(R) Portfolio (Initial
  Class).............................................    1.73%       0.68%      2.41%      $87      $274
Fidelity(R) VIP Equity -- Income Portfolio (Initial
  Class).............................................    1.73%       0.58%      2.31%      $86      $264
Fidelity(R) VIP Growth Opportunities Portfolio
  (Initial Class)....................................    1.73%       0.69%      2.42%      $87      $275
Fidelity(R) VIP Growth Portfolio (Initial Class).....    1.73%       0.68%      2.41%      $87      $274
Fidelity(R) VIP Index 500 Portfolio (Initial
  Class).............................................    1.73%       0.35%      2.08%      $84      $241
Fidelity(R) VIP Investment Grade Bond Portfolio
  (Initial Class)....................................    1.73%       0.54%      2.27%      $86      $260
Fidelity(R) VIP Money Market Portfolio (Initial
  Class).............................................    1.73%       0.28%      2.01%      $83      $233
Janus Aspen Aggressive Growth Portfolio
  (Institutional Shares).............................    1.73%       0.67%      2.40%      $87      $273
Janus Aspen Growth Portfolio (Institutional
  Shares)............................................    1.73%       0.66%      2.39%      $87      $272
Janus Aspen International Growth Portfolio
  (Institutional Shares).............................    1.73%       0.71%      2.44%      $88      $277
Janus Aspen Worldwide Growth Portfolio (Institutional
  Shares)............................................    1.73%       0.69%      2.42%      $87      $275
Neuberger Berman Advisers Management Trust Limited
  Maturity Bond Portfolio............................    1.73%       0.73%      2.46%      $88      $279
Neuberger Berman Advisers Management Trust Partners
  Portfolio..........................................    1.73%       0.87%      2.60%      $89      $293
OCC Equity Portfolio.................................    1.73%       0.93%      2.66%      $90      $299
OCC Global Equity Portfolio..........................    1.73%       1.20%      2.93%      $92      $325
OCC Managed Portfolio................................    1.73%       0.88%      2.61%      $89      $294
OCC Small Cap Portfolio..............................    1.73%       0.90%      2.63%      $89      $296

---------------

* The fees and expense information regarding the Funds was provided by the Funds. Except for the ING Variable Products Trust, neither the Funds nor their advisers are affiliated with the Company.

     THE "FEE TABLE" SECTION OF THE PROSPECTUS IS SUPPLEMENTED AS FOLLOWS:

FEES APPLICABLE TO 403(B) CONTRACTS ISSUED IN TEXAS

SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases...........................    Not applicable
Maximum Withdrawal Charge Retail Series(a)..................                8%
Reallocation Charge(b)......................................               $25
Dollar Cost Averaging Charge(c).............................               $25
Annual Contract Charge(d)...................................               $30
Maximum Variable Account Annual Expenses (as a percentage of average account value) Mortality and Expense Risk
  Charges...................................................             1.25%
Optional Death Benefit Rider Fee............................             0.15%
Other Account Fees and Expenses (See "Administrative
  Charge")..................................................             0.15%
Total Maximum Variable Account Annual Expenses..............             1.55%

     In addition to the costs and expenses shown in this table, state premium taxes may also be applicable. For more information on state premium taxes, see "Premium and Other Taxes." See "Charges Made by the Company" and "Death Benefit Before the Start Date" for more information.
---------------

(a) The Withdrawal Charge for Retail Series Contracts applies to each Purchase Payment. The Withdrawal Charge is 8% in the Contract Year a Purchase Payment is received by the Company. It decreases to 0% beginning the sixth year after a Purchase Payment was received by the Company. There are certain situations when amounts may be withdrawn free of any Withdrawal Charge or the Withdrawal Charge may be reduced or waived. For more information on the Withdrawal Charge, see "Withdrawal Charge (Contingent Deferred Sales Charge)." The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the partial withdrawal amount or $25. For more information on the processing fee, see "Withdrawal Charge (Contingent Deferred Sales Charge)."

(b) The Company does not currently impose a charge for transfers between the Subaccounts or to or from the Fixed Account. However, it reserves the right to assess a $25 charge on any transfer or to limit the number of transfers.

(c) Although the Company does not currently charge for reallocations made under the dollar cost averaging program, it reserves the right to charge a fee not to exceed $25 for each reallocation.

(d) The Company currently deducts an Annual Contract Charge of $30 from the Contract Value, but reserves the right to waive the charge when the Contract Value exceeds $25,000. We also reserve the right to waive this charge where the annual Purchase Payments, less any cumulative partial surrenders equal or exceed $5,000.

FEES DEDUCTED BY THE FUNDS
     See the Fee Table in the prospectus for a list of fees deducted by the funds. Only the funds listed in the "Hypothetical Examples" below are offered under Texas 403(b) Contracts.

HYPOTHETICAL EXAMPLES FOR TEXAS 403(B) CONTRACTS

     ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples show the fees paid over time if $1,000 is invested in a Subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the Contract for the following fees: mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.15% annually, optional death benefit rider fee of 0.15% annually, and an annual contract charge of $30.00 (converted to a percentage of assets equal to 0.177%). The total annual Fund expenses used are those shown in the column "Total Net Fund Annual Expenses" in the Fund Expense Table, and assume that any applicable fee waivers or reimbursements described in the fund expense table will continue for the periods shown. See "Charges Made by the Company" for more information.

     - These examples are purely hypothetical.

     - They should not be considered a representation of past or future fees or expected returns.

     - Actual fees and/or returns may be more or less than those shown in these examples.

                                                 EXAMPLE A                                     EXAMPLE B
                                    IF A FULL WITHDRAWAL OF THE CONTRACT        IF THE CONTRACT IS ANNUITIZED AT THE END
                                      VALUE IS MADE AT THE END OF THE          OF THE APPLICABLE TIME PERIOD OR IF IT IS
                                   APPLICABLE TIME PERIOD, YOU WOULD PAY           NOT SURRENDERED, YOU WOULD PAY THE
                                     THE FOLLOWING FEES, INCLUDING ANY            FOLLOWING FEES (NO EARLY WITHDRAWAL
                                    APPLICABLE EARLY WITHDRAWAL CHARGE:                  CHARGE IS REFLECTED):
                                  ----------------------------------------    --------------------------------------------
          FUND NAME               1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR     3 YEARS     5 YEARS     10 YEARS
          ---------               ------    -------    -------    --------    -------    --------    --------    ---------
ING VP Growth Opportunities
  Portfolio (Class R).........     $89       $126       $157        $296        $27        $82         $139        $296
ING VP Growth + Value
  Portfolio (Class R).........     $88       $123       $152        $286        $26        $79         $134        $286
ING VP High Yield Bond
  Portfolio (Class R).........     $88       $123       $152        $286        $26        $79         $134        $286
ING VP International Value
  Portfolio (Class R).........     $90       $129       $162        $306        $28        $85         $144        $306
ING VP MagnaCap Portfolio
  (Class R)...................     $89       $126       $157        $296        $27        $82         $139        $296
ING VP MidCap Opportunities
  Portfolio (Class R).........     $89       $126       $157        $296        $27        $82         $139        $296
ING VP Research Enhanced Index
  Portfolio (Class R).........     $89       $126       $157        $296        $27        $82         $139        $296
ING VP SmallCap Opportunities
  Portfolio (Class R).........     $89       $126       $157        $296        $27        $82         $139        $296
Alger American Growth
  Portfolio...................     $89       $124       $153        $287        $26        $79         $135        $287
Alger American Leveraged
  AllCap Portfolio............     $90       $127       $158        $298        $27        $82         $140        $298
Alger American MidCap Growth
  Portfolio...................     $89       $126       $156        $294        $26        $81         $138        $294
Alger American Small
  Capitalization..............     $90       $127       $158        $298        $27        $82         $140        $298

                                                 EXAMPLE A                                     EXAMPLE B
                                    IF A FULL WITHDRAWAL OF THE CONTRACT        IF THE CONTRACT IS ANNUITIZED AT THE END
                                      VALUE IS MADE AT THE END OF THE          OF THE APPLICABLE TIME PERIOD OR IF IT IS
                                   APPLICABLE TIME PERIOD, YOU WOULD PAY           NOT SURRENDERED, YOU WOULD PAY THE
                                     THE FOLLOWING FEES, INCLUDING ANY            FOLLOWING FEES (NO EARLY WITHDRAWAL
                                    APPLICABLE EARLY WITHDRAWAL CHARGE:                  CHARGE IS REFLECTED):
                                  ----------------------------------------    --------------------------------------------
          FUND NAME               1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR     3 YEARS     5 YEARS     10 YEARS
          ---------               ------    -------    -------    --------    -------    --------    --------    ---------
Portfolio Fidelity(R) VIP
  Asset Manager:
  Growth(R) Portfolio (Initial
     Class)...................     $88       $121       $149        $279        $25        $77         $131        $279
Fidelity(R) VIP Contrafund(R)
  (Initial Class) Portfolio...     $87       $120       $146        $274        $24        $75         $128        $274
Fidelity(R) VIP Equity-Income
  Portfolio (Initial Class)...     $86       $117       $141        $264        $23        $72         $123        $264
Fidelity(R) VIP Growth
  Opportunities Portfolio
  (Initial Class).............     $87       $120       $147        $275        $24        $75         $129        $275
Fidelity(R) VIP Growth
  Portfolio (Initial Class)...     $87       $120       $146        $274        $24        $75         $128        $274
Fidelity(R) VIP Index 500
  Portfolio (Initial Class)...     $84       $110       $129        $241        $21        $65         $112        $241
Fidelity(R) VIP Investment
  Grade Bond Portfolio
  (Initial Class).............     $86       $115       $139        $260        $23        $71         $121        $260
Fidelity(R) VIP Money Market
  Portfolio (Initial Class)...     $83       $107       $126        $233        $20        $63         $108        $233
Janus Aspen Aggressive Growth
  Portfolio (Institutional
  Shares).....................     $87       $119       $146        $273        $24        $75         $128        $273
Janus Aspen Growth Portfolio
  (Institutional Shares)......     $87       $119       $145        $272        $24        $74         $127        $272
Janus Aspen International
  Growth Portfolio
  (Institutional Shares)......     $88       $121       $148        $277        $25        $76         $130        $277
Janus Aspen Worldwide Growth
  Portfolio (Institutional
  Shares).....................     $87       $120       $147        $275        $24        $75         $129        $275
Neuberger Berman Advisers
  Management Trust Limited
  Maturity Bond Portfolio.....     $88       $121       $149        $279        $25        $77         $131        $279
Neuberger Berman Advisers
  Management Trust Partners
  Portfolio...................     $89       $125       $156        $293        $26        $81         $138        $293
OCC Accumulation Trust Equity
  Portfolio...................     $90       $127       $159        $299        $27        $83         $141        $299
OCC Accumulation Trust Global
  Equity Portfolio............     $92       $135       $172        $325        $30        $91         $154        $325
OCC Accumulation Trust Managed
  Portfolio...................     $89       $126       $156        $294        $26        $81         $138        $294
OCC Accumulation Trust Small
  Cap Portfolio...............     $89       $126       $157        $296        $27        $82         $139        $296

     THE "CHARGES MADE BY THE COMPANY" SECTION OF THE PROSPECTUS IS SUPPLEMENTED AS FOLLOWS:

FEES APPLICABLE TO 403(B) CONTRACTS ISSUED IN TEXAS

     EARLY WITHDRAWAL CHARGE. (As a percentage of the amount withdrawn.)

             RETAIL SERIES CONTRACT
       WITHDRAWAL CHARGE PERCENTAGE TABLE
-------------------------------------------------
    CONTRACT YEAR OF
    WITHDRAWAL MINUS       WITHDRAWAL CHARGE AS A
CONTRACT YEAR OF PURCHASE    PERCENTAGE OF EACH
         PAYMENT              PURCHASE PAYMENT
-------------------------  ----------------------
            0                        8%
            1                        7
            2                        6
            3                        5
            4                        4
            5                        2
       6 and later                   0

     Ten years from the original Issue Date the withdrawal fee will go to zero regardless of the table above.

124924                                                              October 2002

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
      ADVANTAGE(SM), ADVANTAGE CENTURY(SM) AND ADVANTAGE CENTURY PLUS(SM)
                               VARIABLE ANNUITIES
                        SUPPLEMENT DATED OCTOBER 1, 2002

This Supplement contains information applicable to existing customers under Advantage(SM), Advantage Century(SM) and Advantage Century Plus(SM) contracts as of October 1, 2002, the date of the merger described below. This information supplements information contained in the Advantage(SM) Prospectus and Statement of Additional Information ("SAI") May 1, 2002 and October 1, 2002 and the Advantage Century(SM) and Advantage Century Plus(SM) Prospectuses and SAIs each dated May 2, 2002 and October 1, 2002. You should read this Supplement along with the applicable Prospectus and Statement of Additional Information.

MERGER

On October 1, 2002 Northern Life Insurance Company ("Northern") merged with and into its parent company, ReliaStar Life Insurance Company ("ReliaStar"). The merger has no effect on your underlying investments or your contract, other than to change the company that guarantees your contract benefits. The merger was structured to have no adverse tax consequences (including federal tax) for any contract owners.

As of October 1, 2002, Northern has ceased to exist and has been succeeded by ReliaStar. All contracts previously issued by Northern are now issued by ReliaStar. As a result of the merger date, you are now a contract owner of ReliaStar, to the same extent and with the same rights, powers, privileges, liabilities and duties as though ReliaStar had originally written your contract.

RELIASTAR

ReliaStar is an indirect, wholly-owned subsidiary of ING Groep N.V., a global financial services holding company based in The Netherlands. ReliaStar is a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota, and is principally engaged in the business of providing individual life insurance and annuities, employee benefits and retirement contracts. Along with this Supplement, you will find the statutory financial statements for the periods ending December 31, 2000 and December 31, 2001 for ReliaStar.

THE SEPARATE ACCOUNT

Effective October 1, 2002, Separate Account One of Northern, which supports the contracts, was transferred intact to ReliaStar and renamed Separate Account N of ReliaStar Life Insurance Company. Separate Account N now support the contracts as well as certain other contracts that ReliaStar may issue in the future. The transfer of Separate Account One was structured to maintain all investment options currently available under the contracts and will have no adverse impact (including federal tax) on any contract owners or any impact on accumulation units, annuity units, and unit values.


124923                                                              October 2002

                       STATEMENT OF ADDITIONAL INFORMATION
                               FOR RELIASTAR LIFE
                          ADVANTAGE CENTURY(SM) ANNUITY

              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                          ISSUED BY SEPARATE ACCOUNT N
   (formerly known as Separate Account One of Northern Life Insurance Company)
                                       AND
                        RELIASTAR LIFE INSURANCE COMPANY



This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus dated October 1, 2002 (the "Prospectus") relating to the Individual Deferred Variable/Fixed Annuity Contracts issued by Separate Account N (formerly known as Separate Account One of Northern Life Insurance Company) (the "Variable Account") and ReliaStar Life Insurance Company (the "Company"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained from the Company's Service Center at P.O. Box 5050, Minot, North Dakota 58702-5050, by calling 1-877-884-5050, or from
Washington Square Securities, Inc., 111 Washington Avenue South, Minneapolis, Minnesota 55401.

Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.


                                TABLE OF CONTENTS

                                                                                Page

Introduction                                                                      2
Custody of Assets                                                                 3
Experts                                                                           3
Distribution of the Contracts                                                     4
Calculation of Yields and Total Returns                                           4
Company Holidays                                                                 19
Financial Statements                                                             19
Financial Statements of Separate Account One                                    S-1
Financial Statements of ReliaStar Life Insurance Company                        F-1


The date of this Statement of Additional Information is October 1, 2002.

INTRODUCTION
The Individual Deferred Variable/Fixed Annuity Contracts described in the Prospectus are flexible Purchase Payment Contracts. The Contracts are sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" in the Prospectus.) Annuity Payouts under the Contracts are deferred until a later date selected by the Contract Owner.

Purchase Payments may be allocated to one or more of the available Sub-Accounts of the Variable Account, a separate account of the Company, and/or to any available Fixed Account which for Retail Series Contracts includes Fixed Account A, Fixed Account B and/or Fixed Account C (which are part of the general account of the Company).

Purchase payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of investment funds ("Funds"). The Funds currently are:

           - the ING VP Growth Opportunities Portfolio (Class R), ING VP Growth + Value Portfolio (Class R), ING VP High Yield Bond Portfolio (Class R), ING VP International Value Portfolio (Class R), ING VP MagnaCap Portfolio (Class R), ING VP MidCap Opportunities Portfolio (Class R), ING VP Research Enhanced Index Portfolio (Class R) and ING VP SmallCap Opportunities Portfolio (Class R), of the ING Variable Products Trust which are managed by ING Investments LLC; the ING VP Growth + Value Portfolio (Class R) is sub-advised by Navellier Fund Management, Inc., the ING VP International Value Portfolio (Class R) is sub-advised by Brandes Investment Partners, L.P. and the ING VP Research Enhanced Index Portfolio (Class R) is sub-advised by Aeltus Investment Management, Inc.;

           - the AIM V.I. Dent Demographic Trends Fund (Series I) of the AIM Variable Insurance Funds, which is managed by A I M Advisors, Inc. with the assistance of H. S. Dent Advisors, Inc. as sub-adviser;

           - the Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio and Alger American Small Capitalization Portfolio of The Alger American Fund which are managed by Fred Alger Management, Inc.;

           - the Fidelity(R) VIP Asset Manager: Growth(R) Portfolio (Initial Class), Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class), Fidelity(R) VIP Equity-Income Portfolio (Initial Class), Fidelity(R) VIP Growth Opportunities Portfolio (Initial Class), Fidelity(R) VIP Growth Portfolio (Initial Class), Fidelity(R) VIP Index 500 Portfolio (Initial Class), Fidelity(R) VIP Investment Grade Bond Portfolio (Initial Class) and Fidelity(R) VIP Money Market Portfolio (Initial Class), of the Fidelity(R) Variable Insurance Products, all of which are managed by Fidelity(R) Management & Research Company;

           - the Janus Aspen Aggressive Growth Portfolio (Institutional Shares), Janus Aspen Growth Portfolio (Institutional Shares), Janus Aspen International Growth Portfolio (Institutional Shares) and Janus Aspen Worldwide Growth Portfolio (Institutional Shares) of the Janus Aspen Series which are managed by Janus Capital;

           - the Limited Maturity Bond Portfolio, Partners Portfolio and Socially Responsive Portfolio of the Neuberger Berman Advisers Management Trust, which are managed by Neuberger Berman Management Inc. with the assistance of Neuberger Berman, LLC as sub-adviser;

           - the Equity Portfolio, Global Equity Portfolio, Managed Portfolio and Small Cap Portfolio of the OCC Accumulation Trust which are managed by OpCap Advisors.

Purchase Payments allocated to any available Fixed Account, which includes Fixed Account A or Fixed Account C, which are part of the general account of the Company, will be credited with interest at a rate not less than 3% per year. Interest credited in excess of 3%, if any, will be determined at the sole discretion of the Company. That part of the Contract relating to any available Fixed Accounts is not registered under the Securities Act of 1933 and the Fixed Accounts are not subject to the restrictions of the Investment Company Act of 1940. (See Appendix A to the Prospectus.)

CUSTODY OF ASSETS
The Company, whose address appears on the cover of the Prospectus, maintains custody of the assets of the Variable Account. As Custodian, the Company holds cash balances for the Variable Account pending investment in the Investment Funds or distribution. The Investment Fund shares owned by the Sub-Accounts are reflected only on the records of the Funds and are not issued in certificated form.

EXPERTS
The statement of assets and liabilities of Separate Account N of ReliaStar Life Insurance Company (formerly known as Separate Account One of Northern Life Insurance Company) as of December 31, 2001 and the related statements of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, along with the statutory basis financial statements of ReliaStar Life Insurance Company at December 31, 2001 and 2000 and for the years then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

DISTRIBUTION OF THE CONTRACTS
The Contracts will be distributed by Washington Square Securities, Inc. ("WSSI"), the principal underwriter which is an affiliate of the Company. The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities and Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.

For the years ended December 31, 1999, 2000 and 2001 WSSI was paid fees by Northern Life Insurance Company, the issuer of the Contracts prior to October 1, 2002, in connection with distribution of the Contracts aggregating $18,000,541, $10,417,000 and $5,805,006, respectively.

The offering of the Contracts is continuous.

There are no special purchase plans or exchange privileges not described in the Prospectus. (See "Reduction of Charges" in the Prospectus.)

No deduction for a sales charge is made from the Purchase Payments for the Contracts. However, if part or all of a Retail Series Contract's value is withdrawn, Withdrawal Charges (which may be deemed to be Contingent Deferred Sales Charges) may be made by the Company. The method used to determine the amount of such charges is described in the Prospectus under the heading "Charges Made by The Company -- Withdrawal Charge (Contingent Deferred Sales Charge)." There is no difference in the amount of this charge or any of the other charges described in the Prospectus as between Contracts purchased by members of the public as individuals or groups, and Contracts purchased by any class of individuals, such as officers, directors or employees of the Company or of the Principal Underwriter.

CALCULATION OF YIELDS AND TOTAL RETURNS
From time to time, the Company may disclose yields, total returns, and other performance data pertaining to the Contracts for a Sub-Account. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

Because of the charges and deductions imposed under a Contract, the yield for the Sub-Accounts will be lower than the yield for their respective portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 4% of premium based on the state in which the Contract is sold.

FIDELITY(R) VIP MONEY MARKET (MONEY MARKET) SUB-ACCOUNT YIELD. From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Sub-Account for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio or on its portfolio securities.

The current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit of the Money Market Sub-Account at the beginning of the period dividing such net change in account value of the hypothetical account to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the Annual Contract Charge; 2) Administration Charge; 3) the Mortality and Expense Risk Charges. For purposes of calculating current yields for a Contract, an average per unit administration fee is used based on the $30 Annual Contract Charge deduction at the end of each Contract Year. Current Yield will be calculated according to the following formula:

             Current Yield = ((NCS - ES) /UV) x (365/7)

             Where:

             NCS    =   the net change in the value of the Portfolio
                        (exclusive of realized gains or losses on the sale of
                        securities and unrealized appreciation and
                        depreciation) for the seven-day period attributable
                        to a hypothetical account having a balance of 1
                        Sub-Account Accumulation Unit.
             ES     =   per unit expenses attributable to the hypothetical
                        account for the seven-day period.
             UV     =   The Accumulation Unit value on the first day of the
                        seven-day period.


The current yield of the Sub-Account for the seven day period ended December 31, 2001 was 0.33% for Retail Series Contracts.

EFFECTIVE YIELD. The effective yield of the Money Market Sub-Account determined on a compounded basis for the same seven-day period may also be quoted.

The effective yield is calculated by compounding the unannualized base period return according to the following formula:

             Effective Yield = (1 + ((NCS - ES)/UV)) 365/7 - 1

             Where:

             NCS    =   the net change in the value of the Portfolio
                        (exclusive of realized gains and losses on the sale
                        of securities and unrealized appreciation and
                        depreciation) for the seven-day period attributable
                        to a hypothetical account having a balance of 1
                        Sub-Account unit.
             ES     =   per Accumulation Unit expenses attributable to the
                        hypothetical account for the seven-day period.
             UV     =   the Accumulation Unit value for the first day of the
                        seven-day period.

The effective yield of the Sub-Account for the seven day period ended December 31, 2001 was 0.48% for Retail Series Contracts.

Because of the charges and deductions imposed under the Contracts, the yield for the Money Market Sub-Account will be lower than the yield for the Fidelity(R) VIP Money Market Portfolio.

The current and effective yields on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Fidelity(R) VIP Money Market Portfolio, the types and quality of portfolio securities held by Fidelity(R) VIP Money Market Portfolio and the Fidelity(R) VIP Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Sub-Account may also be presented for periods other than a seven-day period.

OTHER SUB-ACCOUNT YIELDS. From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Sub-Accounts (except the Money Market Sub-Account) for a Contract for 30-day or one-month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Sub-Account during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

The yield is computed by: 1) dividing the net investment income of the Fund attributable to the Sub-Account Accumulation Units less Sub-Account expenses for the period; by 2) the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include the Administration Charge, Mortality and Expense Risk Charges. The yield calculation assumes an Annual Contract Charge of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average Annual Contract Charge per dollar of Contract Value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula.

             Yield    =    2 x [ ((NI - ES)/(UxUV) + 1) 6 - 1]
             Where:

             NI     =   net income of the Portfolio for the 30-day or
                        one-month period attributable to the Sub-Account's
                        Accumulation Units.
             ES     =   expenses of the Sub-Account for the 30-day or one-month
                        period.
             U      =   the average number of Accumulation Units outstanding.
             UV     =   the Accumulation Unit value of the close (highest) fo
                        the last day in the 30-day or one-month period.


The annualized yield for the ING Variable Products Trust High Yield Bond Portfolio Sub-Account for the month ended December 31, 2001 was 7.43% for Retail Series Contracts.

The annualized yield for the Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio Sub-Account for the month ended December 31, 2001 was 5.84% for Retail Series Contracts.

The annualized yield for the Fidelity(R) VIP Investment Grade Bond Portfolio Sub-Account for the month ended December 31, 2001 was 5.09% for Retail Series Contracts.

Because of the charges and deductions imposed under the Contract, the yield for the Sub-Account will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the Fund and its operating expenses.

Yield calculations do not take into account the Withdrawal Charges under the Contracts. The Withdrawal Charge for Retail Series Contracts is equal to 2% to 7% of Purchase Payments paid during the six years prior to the withdrawal (including the year in which the withdrawal is made) on amounts withdrawn under the Contract.

AVERAGE ANNUAL TOTAL RETURNS. From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time, excluding the money market Sub-Account.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

Average annual total returns will be calculated using Sub-Account Accumulation Unit Values which the Company calculates on each Valuation Date based on the performance of the Sub-Account's underlying Fund, the deductions for the Mortality and Expense Risk Charges, the Administration Charge, and the Annual Contract Charge. The calculation assumes that the Annual Contract Charge is $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average per dollar Annual Contract Charge attributable to the hypothetical account for the period is used. The calculation also assumes full withdrawal of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Withdrawal Charge for any period less than six years for Retail Series Contracts. The total return will then be calculated according to the following formula:

             TR       =   ((ERV/P) 1/N) - 1

             Where:
             TR       =   The average annual total return net of Sub-Account
                          recurring charges.
             ERV      =   the ending redeemable value (net of any applicable
                          surrender charge) of the hypothetical
                          account at the end of the period.
             P        =   a hypothetical initial payment of $1,000.
             N        =   the number of years in the period.

                                     TABLE 1

Following are the Average Annual Total Returns for the Sub-Accounts as of December 31, 2001.


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                                                               FROM DATE OF
                                                   FOR THE 1 YEAR     FOR THE 5 YEAR     FOR THE 10 YEAR       INCEPTION OF
                                                   PERIOD ENDING      PERIOD ENDING      PERIOD ENDING        SUB-ACCOUNT TO
SUBACCOUNT                                             12/31/01           12/31/01            12/31/01           12/31/01
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING VP Growth Opportunities Portfolio
(Sub-Account Inception: 5/1/00)                          (46.60%)            N/A                N/A               (36.94%)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING VP Growth + Value Portfolio
(Sub-Account Inception: 10/20/95)                        (39.13%)           8.73%               N/A                10.78%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING VP High Yield Bond Portfolio
(Sub-Account Inception: 8/8/97)                           (7.89%)            N/A                N/A                (5.34%)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING VP International Value Portfolio
(Sub-Account Inception: 8/8/97)                          (20.08%)            N/A                N/A                 9.23%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING VP MagnaCap Portfolio
(Sub-Account Inception: 5/1/00)                          (18.87%)            N/A                N/A               (11.50%)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING VP MidCap Opportunities Portfolio
(Sub-Account Inception: 5/1/00)                          (41.03%)            N/A                N/A               (32.37%)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING VP Research Enhanced Index Portfolio
(Sub-Account Inception: 10/20/95)                        (20.64%)          (4.30%)              N/A                (1.02%)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING VP SmallCap Opportunities Portfolio
(Sub-Account Inception: 10/20/95)                        (37.33%)          16.57%               N/A                16.15%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
AIM V.I. Dent Demographic Trends Fund
(Sub-Account Inception: 5/1/00)                          (40.05%)            N/A                N/A               (37.97%)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Alger American Growth Portfolio
(Sub-Account Inception: 10/20/95)                        (20.23%)          11.41%               N/A                11.28%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Alger American Leverage AllCap Portfolio
(Sub-Account Inception: 10/20/95)                        (24.28%)          14.32%               N/A                13.85%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Alger American MidCap Growth Portfolio
(Sub-Account Inception: 10/20/95)                        (15.01%)          13.09%               N/A                12.17%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Alger American Small Capitalization Portfolio
(Sub-Account Inception: 10/20/95)                        (37.68%)          (3.05%)              N/A                (2.03%)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Fidelity(R) VIP Asset Manager:  Growth(R)
Portfolio...................................             (15.86%)           4.61%               N/A                 7.48%
(Sub-Account Inception: 10/20/95)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Fidelity(R) VIP Contrafund(R) Portfolio
(Sub-Account Inception: 10/20/95)                        (20.65%)           8.49%               N/A                10.66%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Fidelity(R) VIP Equity-Income Portfolio
(Sub-Account Inception: 10/20/95)                        (13.46%)           7.44%               N/A                 9.46%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Fidelity(R) VIP Growth Opportunities Portfolio
(Sub-Account Inception: 1/1/99)                          (22.80%)            N/A                N/A               (14.41%)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Fidelity(R) VIP Growth Portfolio
(Sub-Account Inception: 10/20/95)                        (25.98%)           9.71%               N/A                 9.80%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Fidelity(R) VIP Index 500 Portfolio
(Sub-Account Inception: 10/20/95)                        (20.51%)           8.40%               N/A                11.32%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Fidelity(R) VIP Investment Grade Bond Portfolio
(Sub-Account Inception: 4/30/99)                          (0.23%)            N/A                N/A                 3.03%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Janus Aspen Aggressive Growth Portfolio
(Sub-Account Inception: 8/8/97)                          (47.48%)            N/A                N/A                 5.01%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Janus Aspen Growth Portfolio
(Sub-Account Inception: 8/8/97)                          (32.97%)            N/A                N/A                 3.34%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Janus Aspen International Growth Portfolio
(Sub-Account Inception: 8/8/97)                          (31.49%)            N/A                N/A                 4.22%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Janus Aspen Worldwide Growth Portfolio
(Sub-Account Inception: 8/8/97)                          (30.70%)            N/A                N/A                 4.90%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                                                               FROM DATE OF
                                                   FOR THE 1 YEAR     FOR THE 5 YEAR     FOR THE 10 YEAR       INCEPTION OF
                                                   PERIOD ENDING      PERIOD ENDING      PERIOD ENDING        SUB-ACCOUNT TO
SUBACCOUNT                                             12/31/01           12/31/01            12/31/01           12/31/01
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Neuberger Berman Advisers Management Trust
Limited Maturity Bond Portfolio
(Sub-Account Inception: 8/8/97)                            0.08%             N/A                N/A                 2.96%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Neuberger Berman Advisers Management Trust
Partners Portfolio
Sub-Account Inception: 8/8/97)                           (11.36%)            N/A                N/A                 0.32%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Neuberger Berman Advisers Management Trust
Socially Responsive Portfolio
(Sub-Account Inception: 1/1/99)                          (12.10%)            N/A                N/A                (0.53%)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
OCC Accumulation Trust Equity Portfolio
(Sub-Account Inception: 8/8/97)                          (15.49%)            N/A                N/A                 2.83%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
OCC Accumulation Trust Global Equity Portfolio
(Sub-Account Inception: 8/8/97)                          (22.20%)            N/A                N/A                 2.36%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
OCC Accumulation Trust Managed Portfolio
(Sub-Account Inception: 8/8/97)                          (13.42%)            N/A                N/A                 1.54%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
OCC Accumulation Trust Small Cap Portfolio
(Sub-Account Inception: 8/8/97)                           (0.36%)            N/A                N/A                 6.03%
-------------------------------------------------------------------------------------------------------------------------------

                                     TABLE 2

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Sub-Accounts commenced operations. Such non-standardized performance information for the Sub-Accounts will be calculated based on the performance of the funds and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges currently in effect.

Such non-standardized average annual total return information for the Sub-Accounts is as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                                                               FROM DATE OF
                                                    FOR THE 1-YEAR     FOR THE 5-YEAR     FOR THE 10-YEAR      INCEPTION OF
                                                     PERIOD ENDED       PERIOD ENDED        PERIOD ENDED       PORTFOLIO TO
                                                       12/31/01           12/31/01            12/31/01           12/31/01
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING VP Growth Opportunities Portfolio
(Portfolio Inception: 4/30/00)                           (46.60%)            N/A                N/A               (36.94%)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING VP Growth + Value Portfolio
(Portfolio Inception: 5/6/94)                            (39.13%)           8.73%               N/A                11.81%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING VP High Yield Bond Portfolio
(Portfolio Inception: 5/6/94)                             (7.89%)          (2.93%)              N/A                 2.05%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING VP International Value Portfolio
(Portfolio Inception: 8/8/97)                            (20.08%)            N/A                N/A                 9.23%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING VP MagnaCap Portfolio
(Portfolio Inception: 4/30/00)                           (18.87%)            N/A                N/A               (11.50%)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING VP MidCap Opportunities Portfolio
(Portfolio Inception: 4/30/00)                           (41.03%)            N/A                N/A               (32.37%)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING VP Research Enhanced Index Portfolio
(Portfolio Inception: 5/6/94)                            (20.64%)          (4.30%)              N/A                 0.64%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING VP SmallCap Opportunities Portfolio
(Portfolio Inception: 5/6/94)                            (37.33%)          16.57%               N/A                15.11%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
AIM V.I. Dent Demographic Trends Fund
(Portfolio Inception: 12/29/99)                          (40.05%)            N/A                N/A               (30.65%)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Alger American Growth Portfolio
(Portfolio Inception: 1/9/89)                            (20.23%)          11.41%              13.28%              14.88%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Alger American Leverage AllCap Portfolio
(Portfolio Inception: 1/25/95)                           (24.28%)          14.32%               N/A                20.99%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Alger American MidCap Growth Portfolio
(Portfolio Inception: 5/3/93)                            (15.01%)          13.09%               N/A                17.05%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Alger American Small Capitalization Portfolio
(Portfolio Inception: 9/21/88)                           (37.68%)          (3.05%)             3.21%               10.08%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Fidelity(R)  VIP Asset Manager:  Growth(R)
Portfolio(Portfolio Inception: 1/3/95)                   (15.86%)           4.61%               N/A                 8.99%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Fidelity(R)  VIP Contrafund(R) Portfolio
   (Portfolio Inception: 1/3/95)                         (20.65%)           8.49%               N/A                14.05%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Fidelity(R) VIP Equity-Income Portfolio
(Portfolio Inception: 10/9/86)                           (13.46%)           7.44%              11.93%              10.43%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Fidelity(R)  VIP Growth Opportunities Portfolio
(Portfolio Inception: 1/3/95)                            (22.80%)           1.74%               N/A                 7.80%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Fidelity(R)  VIP Growth Portfolio
(Portfolio Inception: 10/9/86)                           (25.98%)           9.71%              11.72%              12.09%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Fidelity(R)  VIP Index 500 Portfolio
(Portfolio Inception: 8/27/92)                           (20.51%)           8.40%               N/A                11.75%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Fidelity(R)  VIP Investment Grade Bond Portfolio
(Portfolio Inception: 12/5/88)                            (0.23%)           5.24%              5.30%                6.19%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Janus Aspen Aggressive Growth Portfolio
(Portfolio Inception: 9/13/93)                           (47.48%)           5.14%               N/A                10.84%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Janus Aspen Growth Portfolio
(Portfolio Inception: 9/13/93)                           (32.97%)           7.11%               N/A                10.15%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                                                               FROM DATE OF
                                                    FOR THE 1-YEAR     FOR THE 5-YEAR      FOR THE 5-YEAR      INCEPTION OF
                                                     PERIOD ENDED       PERIOD ENDED        PERIOD ENDED       PORTFOLIO TO
                                                       12/31/01           12/31/01            12/31/01           12/31/01
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Janus Aspen International Growth Portfolio
   (Portfolio Inception: 5/2/94)                         (31.49%)           8.37%               N/A                11.76%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Janus Aspen Worldwide Growth Portfolio
(Portfolio Inception: 9/13/93)                           (30.70%)           9.17%               N/A                14.03%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Neuberger Berman Advisers Management Trust
Limited Maturity Bond Portfolio
(Portfolio Inception: 9/10/84)                             0.08%            3.63%              3.84%                5.90%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Neuberger Berman Advisers Management Trust
Partners Portfolio
(Portfolio Inception: 3/22/94)                           (11.36%)           5.57%               N/A                10.72%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Neuberger Berman Advisers Management Trust
Socially Responsive Portfolio
(Portfolio Inception: 2/18/99)                           (12.10%)            N/A                N/A                (0.53%)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
OCC Accumulation Trust Equity Portfolio(a)
(Portfolio Inception: 8/1/88)                            (15.49%)           6.27%              11.20%              11.71%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
OCC Accumulation Trust Global Equity Portfolio
(Portfolio Inception: 3/1/95)                            (22.20%)           6.12%               N/A                 9.13%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
OCC Accumulation Trust Managed Portfolio(a)
(Portfolio Inception: 8/1/88)                            (13.42%)           5.54%              11.50%              13.57%
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
OCC Accumulation Trust Small Cap Portfolio(a)
(Portfolio Inception: 8/1/88)                             (0.36%)           9.28%              11.18%              11.74%
-------------------------------------------------------------------------------------------------------------------------------

On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "Trust") at which time the Trust commenced operations. The total net assets for the Equity Managed, and Small Cap Portfolios immediately after the transaction were $86,789,755, $682,601,380, and $139,812,573, respectively, with respect to the
Old Trust and for the Equity, Managed, and Small Cap Portfolios, $3,764,598, $51,345,102, and $8,129,274, respectively with respect to the Trust. For the period prior to September 14, 1994, the performance figures for the Equity, Managed, and Small Cap Portfolios of the Trust reflect the performance of the Equity, Managed, and Small Cap Portfolios of the Old Trust.

                                     TABLE 3

The Company may also disclose average annual total returns for the Funds since their inception, including such disclosure for periods prior to the date the variable account commenced operations.

Such non-standardized average annual total return information for the funds is as follows:

---------------------------------------------------------------------------------------------------------------------------
                                                                                                          FOR THE PERIOD
                                                                                                           FROM DATE OF
                                                     FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR     INCEPTION OF
                                                     PERIOD ENDING     PERIOD ENDING    PERIOD ENDING      PORTFOLIO TO
                                                        12/31/01         12/31/01          12/31/01          12/31/01
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
ING VP Growth Opportunities Portfolio
(Portfolio Inception: 4/30/00)                           (38.56%)         N/A              N/A                (30.18%)
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
ING VP Growth + Value Portfolio
(Portfolio Inception: 5/6/94)                            (30.99%)            0.68%         N/A                 13.50%
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
ING VP High Yield Bond Portfolio
(Portfolio Inception: 5/6/94)                              0.69%            (0.59%)        N/A                  3.87%
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
ING VP International Value Portfolio
(Portfolio Inception: 8/8/97)                            (11.67%)         N/A              N/A                 11.61%
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
ING VP MagnaCap Portfolio
(Portfolio Inception: 4/30/00)                           (10.44%)         N/A              N/A                 (5.50%)
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
ING VP MidCap Opportunities Portfolio
(Portfolio Inception: 4/30/00)                           (32.92%)         N/A              N/A                (25.79%)
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
ING VP Research Enhanced Index Portfolio
(Portfolio Inception: 5/6/94)                            (12.23%)           (1.93%)        N/A                  2.46%
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
ING VP SmallCap Opportunities Portfolio
(Portfolio Inception: 5/6/94)                            (29.15%)           18.54%         N/A                 16.85%
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
AIM V.I. Dent Demographic Trends Fund
(Portfolio Inception: 12/29/99)                          (32.07%)         N/A              N/A                (25.14%)
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
Alger American Growth Portfolio
(Portfolio Inception: 1/9/89)                            (11.81%)           13.36%          14.98%             16.58%
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
Alger American Leverage AllCap Portfolio
(Portfolio Inception: 1/25/95)                           (15.93%)           16.28%         N/A                 22.77%
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
Alger American MidCap Growth Portfolio
(Portfolio Inception: 5/3/93)                             (6.52%)           15.06%         N/A                 18.79%
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
Alger American Small Capitalization Portfolio
(Portfolio Inception: 9/21/88)                           (29.51%)           (1.08%)          4.79%             11.70%
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
Fidelity(R) VIP Asset Manager:  Growth(R)
Portfolio...................................              (7.39%)            6.56%         N/A                 10.64%
(Portfolio Inception: 1/3/95)
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
Fidelity(R) VIP Contrafund(R) Portfolio
(Portfolio Inception: 1/3/95)                            (12.24%)           10.44%         N/A                 15.75%
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
Fidelity(R) VIP Equity-Income Portfolio
(Portfolio Inception: 10/9/86)                            (4.96%)            9.40%          13.61%             12.08%
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
Fidelity(R) VIP Growth Opportunities Portfolio
(Portfolio Inception: 1/3/95)                            (14.42%)            3.69%         N/A                  9.43%
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
Fidelity(R) VIP Growth Portfolio
(Portfolio Inception: 10/9/86)                           (17.65%)           11.66%          13.40%             13.77%
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
Fidelity(R)VIP Index 500 Portfolio
(Portfolio Inception: 8/27/92)                           (12.10%)           10.35%         N/A                 13.43%
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
Fidelity(R) VIP Investment Grade Bond Portfolio
(Portfolio Inception: 12/5/88)                             8.46%             7.22%           6.93%              7.82%
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
Janus Aspen Aggressive Growth Portfolio
(Portfolio Inception: 9/13/93)                           (39.45%)            7.08%         N/A                 12.50%
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
Janus Aspen Growth Portfolio
(Portfolio Inception: 9/13/93)                           (24.73%)            9.05%         N/A                 11.82%
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
Janus Aspen International Growth Portfolio
(Portfolio Inception: 5/2/94)                            (23.23%)           10.32%         N/A                 13.46%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                          FOR THE PERIOD
                                                                                                           FROM DATE OF
                                                     FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR     INCEPTION OF
                                                     PERIOD ENDING     PERIOD ENDING    PERIOD ENDING      PORTFOLIO TO
                                                        12/31/01         12/31/01          12/31/01          12/31/01
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
Janus Aspen Worldwide Growth Portfolio
(Portfolio Inception: 9/13/93)                           (22.44%)           11.12%         N/A                 15.74%
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
Neuberger Berman Advisers Management Trust
Limited Maturity Bond Portfolio
(Portfolio Inception: 9/10/84)                             8.78%             5.61%           5.46%              7.50%
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
Neuberger Berman Advisers Management Trust
Partners Portfolio
(Portfolio Inception: 3/22/94)                            (2.83%)            7.52%         N/A                 12.39%
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
Neuberger Berman Advisers Management Trust
Socially Responsive Portfolio
(Portfolio Inception: 2/18/99)                            (3.58%)          N/A             N/A                 (1.82%)
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
OCC Accumulation Trust Equity Portfolio(a)
(Portfolio Inception: 8/1/88)                             (7.02%)            8.33%          12.93%             13.40%
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
OCC Accumulation Trust Global Equity Portfolio
(Portfolio Inception: 3/1/95)                            (13.82%)            8.09%         N/A                 10.85%
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
OCC Accumulation Trust Managed Portfolio(a)
(Portfolio Inception: 8/1/88)                             (4.91%)            7.58%          13.22%             15.27%
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------
OCC Accumulation Trust Small Cap Portfolio(a)
(Portfolio Inception: 8/1/88)                              8.33%            11.26%          12.86%             13.39%
--------------------------------------------------- ----------------- ---------------- ----------------- ------------------

(a) On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "Trust") at which time the Trust commenced operations. The total net assets for the Equity Managed, and Small Cap Portfolios immediately after the transaction were $86,789,755, $682,601,380, and $139,812,573, respectively, with respect to the Old Trust and for the Equity, Managed, and Small Cap Portfolios, $3,764,598, $51,345,102, and $8,129,274, respectively with respect to the Trust. For the period prior to September 14, 1994, the performance figures for the Equity, Managed, and Small Cap Portfolios of the Trust reflect the performance of the Equity, Managed, and Small Cap Portfolios of the Old Trust.

                                     TABLE 4

OTHER TOTAL RETURNS. From time to time, sales literature or advertisements may quote average annual total returns for the Sub-Accounts that do not reflect the early withdrawal charge. These returns are calculated in exactly the same way as average annual total returns described above in Table 1, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts withdrawn.

Listed in the chart below are the Average Annual Total Returns for the Sub-Accounts for the indicated periods.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                               FOR THE PERIOD
                                                     FOR THE 1-YEAR      FOR THE 5-YEAR     FOR THE 10-YEAR     FROM DATE OF
                                                      PERIOD ENDING      PERIOD ENDING       PERIOD ENDING      INCEPTION OF
                                                        12/31/01            12/31/01           12/31/01        SUB-ACCOUNT TO
                                                                                                                  12/31/01
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
ING VP Growth Opportunities Portfolio
(Sub-Account Inception: 5/1/00)                          (39.60%)           N/A                 N/A                 (31.40%)
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
ING VP Growth + Value Portfolio
(Sub-Account Inception: 10/20/95)                        (32.13%)             9.02%             N/A                  10.78%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
ING VP High Yield Bond Portfolio
(Sub-Account Inception: 8/8/97)                           (0.89%)           N/A                 N/A                  (4.27%)
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
ING VP International Value Portfolio
(Sub-Account Inception: 8/8/97)                          (13.08%)           N/A                 N/A                   9.90%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
ING VP MagnaCap Portfolio
(Sub-Account Inception: 5/1/00)                          (11.87%)           N/A                 N/A                  (7.02%)
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
ING VP MidCap Opportunities Portfolio
(Sub-Account Inception: 5/1/00)                          (34.03%)           N/A                 N/A                 (27.06%)
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
ING VP Research Enhanced Index Portfolio
(Sub-Account Inception: 10/20/95)                        (13.64%)            (3.83%)            N/A                  (1.02%)
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
ING VP SmallCap Opportunities Portfolio
(Sub-Account Inception: 10/20/95)                        (30.33%)            16.78%             N/A                  16.15%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
AIM V.I. Dent Demographic Trends Fund
(Sub-Account Inception: 5/1/00)                          (33.05%)           N/A                 N/A                 (32.36%)
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Alger American Growth Portfolio
(Sub-Account Inception: 10/20/95)                        (13.23%)            11.67%             N/A                  11.28%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Alger American Leverage AllCap Portfolio
(Sub-Account Inception: 10/20/95)                        (17.28%)            14.55%             N/A                  13.85%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Alger American MidCap Growth Portfolio
(Sub-Account Inception: 10/20/95)                         (8.01%)            13.33%             N/A                  12.17%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Alger American Small Capitalization Portfolio
(Sub-Account Inception: 10/20/95)                        (30.68%)            (2.60%)            N/A                  (2.03%)
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Fidelity(R) VIP Asset Manager:  Growth(R)
Portfolio                                                 (8.86%)             4.94%             N/A                   7.48%
(Sub-Account Inception: 10/20/95)
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Fidelity(R) VIP Contrafund(R) Portfolio
(Sub-Account Inception: 10/20/95)                        (13.65%)             8.78%             N/A                  10.66%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Fidelity(R) VIP Equity-Income Portfolio
(Sub-Account Inception: 10/20/95)                         (6.46%)             7.74%             N/A                   9.46%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Fidelity(R) VIP Growth Opportunities Portfolio
(Sub-Account Inception: 1/1/99)                          (15.80%)           N/A                 N/A                 (11.76%)
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Fidelity(R) VIP Growth Portfolio
(Sub-Account Inception: 10/20/95)                        (18.98%)             9.99%             N/A                   9.80%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Fidelity(R) VIP Index 500 Portfolio
(Sub-Account Inception: 10/20/95)                        (13.51%)             8.69%             N/A                  11.32%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Fidelity(R) VIP Investment Grade Bond Portfolio
(Sub-Account Inception: 4/30/99)                           6.77%            N/A                 N/A                   5.13%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Janus Aspen Aggressive Growth Portfolio
(Sub-Account Inception: 8/8/97)                          (40.48%)           N/A                 N/A                   5.77%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Janus Aspen Growth Portfolio
(Sub-Account Inception: 8/8/97)                          (25.97%)           N/A                 N/A                   4.14%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                               FOR THE PERIOD
                                                     FOR THE 1-YEAR      FOR THE 5-YEAR     FOR THE 10-YEAR     FROM DATE OF
                                                      PERIOD ENDING      PERIOD ENDING       PERIOD ENDING      INCEPTION OF
                                                        12/31/01            12/31/01           12/31/01        SUB-ACCOUNT TO
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Janus Aspen International Growth Portfolio
   (Sub-Account Inception: 8/8/97)                       (24.49%)           N/A                 N/A                   5.00%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Janus Aspen Worldwide Growth Portfolio
(Sub-Account Inception: 8/8/97)                          (23.70%)           N/A                 N/A                   5.67%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Neuberger Berman Advisers Management Trust
Limited Maturity Bond Portfolio
(Sub-Account Inception: 8/8/97)                            7.08%            N/A                 N/A                   3.77%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Neuberger Berman Advisers Management Trust
Partners Portfolio
(Sub-Account Inception: 8/8/97)                           (4.36%)           N/A                 N/A                   1.21%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Neuberger Berman Advisers Management Trust
Socially Responsive Portfolio
(Sub-Account Inception: 1/1/99)                           (5.10%)           N/A                 N/A                   1.54%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
OCC Accumulation Trust Equity Portfolio
(Sub-Account Inception: 8/8/97)                           (8.49%)           N/A                 N/A                   3.64%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
OCC Accumulation Trust Global Equity Portfolio
(Sub-Account Inception: 8/8/97)                          (15.20%)           N/A                 N/A                   3.19%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
OCC Accumulation Trust Managed Portfolio
(Sub-Account Inception: 8/8/97)                           (6.42%)           N/A                 N/A                   2.39%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
OCC Accumulation Trust Small Cap Portfolio
(Sub-Account Inception: 8/8/97)                            6.64%            N/A                 N/A                   6.76%
--------------------------------------------------------------------------------------------------------------------------------

                                     TABLE 5

The Average Annual Total Returns listed below do not reflect deduction of the early withdrawal charge and are calculated based on the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the
Funds:

Such non-standardized average annual total return information for the funds is as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                               FOR THE PERIOD
                                                                                                                FROM DATE OF
                                                     FOR THE 1-YEAR      FOR THE 5-YEAR     FOR THE 10-YEAR     INCEPTION OF
                                                      PERIOD ENDING      PERIOD ENDING       PERIOD ENDING      PORTFOLIO TO
                                                        12/31/01            12/31/01           12/31/01           12/31/01
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
ING VP Growth Opportunities Portfolio
(Portfolio Inception: 4/30/00)                           (39.60%)           N/A                   N/A               (31.40%)
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
ING VP Growth + Value Portfolio
(Portfolio Inception: 5/6/94)                            (32.13%)             9.02%               N/A                11.81%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
ING VP High Yield Bond Portfolio
(Portfolio Inception: 5/6/94)                             (0.89%)            (2.48%)              N/A                 2.05%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
ING VP International Value Portfolio
(Portfolio Inception: 8/8/97)                            (13.08%)           N/A                   N/A                 9.90%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
ING VP MagnaCap Portfolio
(Portfolio Inception: 4/30/00)                           (11.87%)           N/A                   N/A                (7.02%)
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
ING VP MidCap Opportunities Portfolio
(Portfolio Inception: 4/30/00)                           (34.03%)           N/A                   N/A               (27.06%)
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
ING VP Research Enhanced Index Portfolio
(Portfolio Inception: 5/6/94)                            (13.64%)            (3.83%)              N/A                 0.64%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
ING VP SmallCap Opportunities Portfolio
(Portfolio Inception: 5/6/94)                            (30.33%)            16.78%               N/A                15.11%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
AIM V.I. Dent Demographic Trends Fund
(Portfolio Inception: 12/29/99)                          (33.05%)           N/A                   N/A               (26.45%)
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Alger American Growth Portfolio
(Portfolio Inception: 1/9/89)                            (13.23%)            11.67%             13.28%               14.88%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Alger American Leverage AllCap Portfolio
(Portfolio Inception: 1/25/95)                           (17.28%)            14.55%               N/A                20.99%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Alger American MidCap Growth Portfolio
(Portfolio Inception: 5/3/93)                             (8.01%)            13.33%               N/A                17.05%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Alger American Small Capitalization Portfolio
(Portfolio Inception: 9/21/88)                           (30.68%)            (2.60%)             3.21%               10.08%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Fidelity(R) VIP Asset Manager:  Growth(R)
Portfolio                                                 (8.86%)             4.94%               N/A                 8.99%
(Portfolio Inception: 1/3/95)
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Fidelity(R) VIP Contrafund(R) Portfolio
(Portfolio Inception: 1/3/95)                            (13.65%)             8.78%               N/A                14.05%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Fidelity(R) VIP Equity-Income Portfolio
(Portfolio Inception: 10/9/86)                            (6.46%)             7.74%             11.93%               10.43%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Fidelity(R) VIP Growth Opportunities Portfolio
(Portfolio Inception: 1/3/95)                            (15.80%)             2.11%               N/A                 7.80%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Fidelity(R) VIP Growth Portfolio
(Portfolio Inception: 10/9/86)                           (18.98%)             9.99%             11.72%               12.09%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Fidelity(R) VIP Index 500 Portfolio
(Portfolio Inception: 8/27/92)                           (13.51%)             8.69%               N/A                11.75%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Fidelity(R) VIP Investment Grade Bond Portfolio
(Portfolio Inception: 12/5/88)                             6.77%              5.57%              5.30%                6.19%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Janus Aspen Aggressive Growth Portfolio
(Portfolio Inception: 9/13/93)                           (40.48%)             5.47%               N/A                10.84%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Janus Aspen Growth Portfolio
(Portfolio Inception: 9/13/93)                           (25.97%)             7.41%               N/A                10.15%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                               FOR THE PERIOD
                                                                                                                FROM DATE OF
                                                     FOR THE 1-YEAR      FOR THE 5-YEAR     FOR THE 10-YEAR     INCEPTION OF
                                                      PERIOD ENDING      PERIOD ENDING       PERIOD ENDING      PORTFOLIO TO
                                                        12/31/01            12/31/01           12/31/01           12/31/01
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Janus Aspen International Growth Portfolio
(Portfolio Inception: 5/2/94)                            (24.49%)             8.66%               N/A                11.76%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Janus Aspen Worldwide Growth Portfolio
(Portfolio Inception: 9/13/93)                           (23.70%)             9.45%               N/A                14.03%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Neuberger Berman Advisers Management Trust
Limited Maturity Bond Portfolio
(Portfolio Inception: 9/10/84)                             7.08%              3.97%              3.84%                5.90%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Neuberger Berman Advisers Management Trust
Partners Portfolio
(Portfolio Inception: 3/22/94)                            (4.36%)             5.89%               N/A                10.72%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
Neuberger Berman Advisers Management Trust
Socially Responsive Portfolio
(Portfolio Inception: 2/18/99)                            (5.10%)             N/A                 N/A                 1.54%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
OCC Accumulation Trust Equity Portfolio (a)
(Portfolio Inception: 8/1/88)                             (8.49%)             6.58%             11.20%               11.71%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
OCC Accumulation Trust Global Equity Portfolio
(Portfolio Inception: 3/1/95)                            (15.20%)             6.44%               N/A                 9.13%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
OCC Accumulation Trust Managed Portfolio (a)
(Portfolio Inception: 8/1/88)                             (6.42%)             5.86%             11.50%               13.57%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------
OCC Accumulation Trust Small Cap Portfolio(a)
(Portfolio Inception: 8/1/88)                              6.64%              9.56%             11.18%               11.74%
--------------------------------------------------- ------------------ ------------------- ------------------ ------------------

(a) On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "Trust") at which time the Trust commenced operations. The total net assets for the Equity Managed, and Small Cap Portfolios immediately after the transaction were $86,789,755, $682,601,380, and $139,812,573, respectively, with respect to the Old Trust and for the Equity, Managed, and Small Cap Portfolios, $3,764,598, $51,345,102, and $8,129,274, respectively with respect to the Trust. For the period prior to September 14, 1994, the performance figures for the Equity, Managed, and Small Cap Portfolios of the Trust reflect the performance of the Equity, Managed, and Small Cap Portfolios of the Old Trust.

The Company may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

             CTR      =    ERV/P - 1
             Where:
             CTR      =    the Cumulative Total Return net of Sub-Account
                           recurring charges for the period.
             ERV      =    the ending redeemable value of the hypothetical
                           investment at the end of the period.
             P        =    a hypothetical single payment of $1,000.

EFFECT OF THE ANNUAL CONTRACT CHARGE ON PERFORMANCE DATA. The Contract provides for a $30 Annual Contract Charge to be deducted annually at the end of each Contract Year, from the Sub-Accounts and the Fixed Accounts based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the Annual Contract Charge in yield and total return quotations, the annual charge is converted into a per-dollar of per-day charge based on the Annual Contract Charges collected from the average total assets of the Variable Account and the Fixed Accounts during the calendar year.

COMPANY HOLIDAYS

The Company is closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, and New Year's Eve. Holidays that fall on a Saturday will be recognized on the previous Friday. Holidays that fall on a Sunday will be recognized on the following Monday. These days may change at the discretion of the Company.

FINANCIAL STATEMENTS

Although the financial statements are audited, the period they cover is not necessarily indicative of the longer term performance of the assets held in the Separate Account.

The financial statements for the Company as of and for the years ended December 31, 2001 and December 31, 2000 have been prepared on the basis of statutory accounting principles ("STAT") rather than generally accepted accounting principles ("GAAP"). The financial statements of the Company, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account N.

                              FINANCIAL STATEMENTS

                       NORTHERN LIFE SEPARATE ACCOUNT ONE

                                      INDEX



                                                                                                PAGE
                                                                                                ----
Statements of Assets and Liabilities as of December 31, 2001.....................................S-2

Statements of Operations for the year ended December 31, 2001....................................S-7

Statements of Changes in Net Assets for the years ended December 31, 2001 and 2000.....................................................................................S-9

Notes to Financial Statements....................................................................S-13

Independent Auditor's Report.....................................................................S-19

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001
                  (IN THOUSANDS, EXCEPT SHARES AND UNIT VALUES)


ASSETS:
Investments in mutual funds at market value:

                                                                                                                  Alger
                                                                                                                 American
                                                                                                                  MidCap
                                                                                              Alger American      Growth
                                                                     Shares        Cost      Growth Portfolio    Portfolio
                                                                 -------------- ----------- ------------------ -------------
      The Alger American Fund:
           Alger American Growth Portfolio                           1,860,143  $   95,085    $       68,397    $         -
           Alger American MidCap Growth Portfolio                    1,586,852      38,097                 -         28,040
           Alger American Leveraged AllCap Portfolio                 1,484,575      69,280                 -              -
           Alger American Small Capitalization Portfolio               776,800      24,158                 -              -
      AIM Variable Insurance Funds:
           AIM V.I. Dent Demographic Trends Fund                     1,206,011      10,382                 -              -
      Fidelity's Variable Insurance Products Fund (VIP):
           VIP Equity-Income Portfolio - IC Shares                   1,897,609      45,867                 -              -
           VIP Growth Portfolio - IC Shares                          1,783,409      77,205                 -              -
           VIP Money Market Portfolio - IC Shares                   28,888,288      28,888                 -              -
           VIP Overseas Portfolio - IC Shares                           99,661       2,006                 -              -
      Fidelity's Variable Insurance Products Fund II (VIP II):
           VIP II Asset Manager Portfolio - IC Shares                  278,899       4,744                 -              -
           VIP II Asset Manager Growth Portfolio - IC Shares         1,381,595      21,619                 -              -
           VIP II Contrafund Portfolio - IC Shares                   3,304,039      77,647                 -              -
           VIP II Index 500 Portfolio - IC Shares                      921,059     129,824                 -              -
           VIP II Investment Grade Bond Portfolio - IC Shares        1,069,362      13,338                 -              -
      Fidelity's Variable Insurance Products Fund III (VIP III):
           VIP III Growth Opportunities Portfolio - IC Shares          157,017       3,048                 -              -
      Janus Aspen Series:
           Aggressive Growth Portfolio                               1,636,878      80,520                 -              -
           Growth Portfolio                                          2,228,801      65,331                 -              -
           International Growth Portfolio                              824,283      18,795                 -              -
           Worldwide Growth Portfolio                                2,884,376      88,314                 -              -
      Neuberger Berman Advisers Management Trust:
           AMT Limited Maturity Bond Portfolio                         818,602      10,662                 -              -
           AMT Partners Portfolio                                      912,104      15,407                 -              -
           AMT Socially Responsive Portfolio                            82,846         879                 -              -
      Pilgrim Variable Products Trust:
           Pilgrim VP Growth Opportunities Portfolio                   552,450       3,997                 -              -
           Pilgrim VP Growth + Value Portfolio                       3,471,316      98,446                 -              -
           Pilgrim VP High Yield Bond Portfolio                      1,581,638       5,238                 -              -
           Pilgrim VP International Value Portfolio                  1,498,468      15,217                 -              -
           Pilgrim VP MagnaCap Portfolio                                87,364         824                 -              -
           Pilgrim VP MidCap Opportunities Portfolio                   219,194       1,656                 -              -
           Pilgrim VP Research Enhanced Index Portfolio              3,022,365      14,127                 -              -
           Pilgrim VP SmallCap Opportunities Portfolio               2,110,063      53,965                 -              -
      OCC Accumulation Trust:
           Equity Portfolio                                            160,993       5,711                 -              -
           Global Equity Portfolio                                     129,749       1,784                 -              -
           Managed Portfolio                                           391,517      16,570                 -              -
           Small Cap Portfolio                                         386,202      11,776                 -              -
                                                                                            ------------------ -------------
               Total Assets                                                                   $       68,397    $    28,040

LIABILITIES:
      Payable to (from) Northern Life Insurance Company                                                    8              4
                                                                                            ------------------ -------------
                                                                                              $       68,389    $    28,036
                                                                                            ================== =============
NET ASSETS:
      Accumulation units                                                                      $       68,389    $    28,036
      Contracts in payout (annuitization) period                                                           -              -
                                                                                            ------------------ -------------
               Total net assets                                                               $       68,389    $    28,036
                                                                                            ================== =============
               Accumulation units outstanding                                                      3,504,224      1,366,163
                                                                                            ================== =============
               Accumulation unit values                                                       $        19.52    $     20.52
                                                                                            ================== =============

                                                                     Alger          Alger
                                                                    American       American
                                                                    Leveraged       Small
                                                                     AllCap     Capitalization
                                                                    Portfolio      Portfolio
                                                                  ------------- --------------
      The Alger American Fund:
           Alger American Growth Portfolio                         $         -   $          -
           Alger American MidCap Growth Portfolio                            -              -
           Alger American Leveraged AllCap Portfolio                    46,838              -
           Alger American Small Capitalization Portfolio                     -         12,856
      AIM Variable Insurance Funds:
           AIM V.I. Dent Demographic Trends Fund                             -              -
      Fidelity's Variable Insurance Products Fund (VIP):
           VIP Equity-Income Portfolio - IC Shares                           -              -
           VIP Growth Portfolio - IC Shares                                  -              -
           VIP Money Market Portfolio - IC Shares                            -              -
           VIP Overseas Portfolio - IC Shares                                -              -
      Fidelity's Variable Insurance Products Fund II (VIP II):
           VIP II Asset Manager Portfolio - IC Shares                        -              -
           VIP II Asset Manager Growth Portfolio - IC Shares                 -              -
           VIP II Contrafund Portfolio - IC Shares                           -              -
           VIP II Index 500 Portfolio - IC Shares                            -              -
           VIP II Investment Grade Bond Portfolio - IC Shares                -              -
      Fidelity's Variable Insurance Products Fund III (VIP III):
           VIP III Growth Opportunities Portfolio - IC Shares                -              -
      Janus Aspen Series:
           Aggressive Growth Portfolio                                       -              -
           Growth Portfolio                                                  -              -
           International Growth Portfolio                                    -              -
           Worldwide Growth Portfolio                                        -              -
      Neuberger Berman Advisers Management Trust:
           AMT Limited Maturity Bond Portfolio                               -              -
           AMT Partners Portfolio                                            -              -
           AMT Socially Responsive Portfolio                                 -              -
      Pilgrim Variable Products Trust:
           Pilgrim VP Growth Opportunities Portfolio                         -              -
           Pilgrim VP Growth + Value Portfolio                               -              -
           Pilgrim VP High Yield Bond Portfolio                              -              -
           Pilgrim VP International Value Portfolio                          -              -
           Pilgrim VP MagnaCap Portfolio                                     -              -
           Pilgrim VP MidCap Opportunities Portfolio                         -              -
           Pilgrim VP Research Enhanced Index Portfolio                      -              -
           Pilgrim VP SmallCap Opportunities Portfolio                       -              -
      OCC Accumulation Trust:
           Equity Portfolio                                                  -              -
           Global Equity Portfolio                                           -              -
           Managed Portfolio                                                 -              -
           Small Cap Portfolio                                               -              -
                                                                  ------------- --------------
               Total Assets                                        $    46,838   $     12,856

LIABILITIES:
      Payable to (from) Northern Life Insurance Company                      5              1
                                                                  ------------- --------------
                                                                   $    46,833   $     12,855
                                                                  ============= ==============
NET ASSETS:
      Accumulation units                                           $    46,833   $     12,855
      Contracts in payout (annuitization) period                             -              -
                                                                  ------------- --------------
               Total net assets                                    $    46,833   $     12,855
                                                                  ============= ==============
               Accumulation units outstanding                        2,084,235      1,442,330
                                                                  ============= ==============
               Accumulation unit values                            $     22.47   $       8.91
                                                                  ============= ==============


    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001
                  (IN THOUSANDS, EXCEPT SHARES AND UNIT VALUES)

                                                                                                    Fidelity's VIP
                 Fidelity's VIP                   Fidelity's VIP                   Fidelity's VIP     II Asset
                    Equity-      Fidelity's VIP       Money        Fidelity's VIP    II Asset          Manager
 AIM V.I. Dent      Income          Growth            Market         Overseas         Manager          Growth
  Demographic    Portfolio - IC  Portfolio - IC   Portfolio - IC   Portfolio - IC  Portfolio - IC   Portfolio - IC
  Trends Fund       Shares          Shares            Shares          Shares           Shares           Shares
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
 $           -   $           -   $            -   $            -   $            -   $            -   $            -
             -               -                -                -                -                -                -
             -               -                -                -                -                -                -
             -               -                -                -                -                -                -

         6,742               -                -                -                -                -                -

             -          43,171                -                -                -                -                -
             -               -           59,940                -                -                -                -
             -               -                -           28,888                -                -                -
             -               -                -                -            1,383                -                -

             -               -                -                -                -            4,047                -
             -               -                -                -                -                -           17,353
             -               -                -                -                -                -                -
             -               -                -                -                -                -                -
             -               -                -                -                -                -                -

             -               -                -                -                -                -                -

             -               -                -                -                -                -                -
             -               -                -                -                -                -                -
             -               -                -                -                -                -                -
             -               -                -                -                -                -                -

             -               -                -                -                -                -                -
             -               -                -                -                -                -                -
             -               -                -                -                -                -                -

             -               -                -                -                -                -                -
             -               -                -                -                -                -                -
             -               -                -                -                -                -                -
             -               -                -                -                -                -                -
             -               -                -                -                -                -                -
             -               -                -                -                -                -                -
             -               -                -                -                -                -                -
             -               -                -                -                -                -                -

             -               -                -                -                -                -                -
             -               -                -                -                -                -                -
             -               -                -                -                -                -                -
             -               -                -                -                -                -                -
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------

 $       6,742   $      43,171   $       59,940   $       28,888   $        1,383   $        4,047   $       17,353


             1               6                7               69                -                1                2
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------

 $       6,741   $      43,165   $       59,933   $       28,819   $        1,383   $        4,046   $       17,351
=============== =============== ================ ================ ================ ================ ================


 $       6,741   $      43,165   $       59,933   $       28,585   $        1,383   $        4,046   $       17,351
             -               -                -              234                -                -                -
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------

 $       6,741   $      43,165   $       59,933   $       28,819   $        1,383   $        4,046   $       17,351
=============== =============== ================ ================ ================ ================ ================

     1,286,292       2,446,660        3,333,948        2,258,455          112,631          258,446        1,101,469
=============== =============== ================ ================ ================ ================ ================

 $        5.24   $       17.64   $        17.98   $        12.66   $        12.28   $        15.66   $        15.75
=============== =============== ================ ================ ================ ================ ================
                                   Fidelity's VIP    Fidelity's VIP
Fidelity's VIP     Fidelity's VIP   II Investment      III Growth
 II Contrafund      II Index 500      Grade Bond     Opportunities
 Portfolio - IC    Portfolio - IC   Portfolio - IC   Portfolio - IC
     Shares            Shares           Shares          Shares
 ---------------- ---------------- ---------------- ---------------
  $            -   $            -   $            -   $           -
               -                -                -               -
               -                -                -               -
               -                -                -               -

               -                -                -               -

               -                -                -               -
               -                -                -               -
               -                -                -               -
               -                -                -               -

               -                -                -               -
               -                -                -               -
          66,510                -                -               -
               -          119,802                -               -
               -                -           13,816               -

               -                -                -           2,376

               -                -                -               -
               -                -                -               -
               -                -                -               -
               -                -                -               -

               -                -                -               -
               -                -                -               -
               -                -                -               -

               -                -                -               -
               -                -                -               -
               -                -                -               -
               -                -                -               -
               -                -                -               -
               -                -                -               -
               -                -                -               -
               -                -                -               -

               -                -                -               -
               -                -                -               -
               -                -                -               -
               -                -                -               -
 ---------------- ---------------- ---------------- ---------------

  $       66,510   $      119,802   $       13,816   $       2,376


               8               14                1               1
 ---------------- ---------------- ---------------- ---------------

  $       66,502   $      119,788   $       13,815   $       2,375
 ================ ================ ================ ===============


  $       66,502   $      119,788   $       13,815   $       2,375
               -                -                -               -
 ---------------- ---------------- ---------------- ---------------

  $       66,502   $      119,788   $       13,815   $       2,375
 ================ ================ ================ ===============

       3,526,209        6,125,723        1,202,541         342,720
 ================ ================ ================ ===============

  $        18.86   $        19.55   $        11.49   $        6.93
 ================ ================ ================ ===============


    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001
                  (IN THOUSANDS, EXCEPT SHARES AND UNIT VALUES)

ASSETS:
Investments in mutual funds at market value:

                                                                                                Janus Aspen
                                                                                                  Series     Janus Aspen
                                                                                                Aggressive     Series
                                                                                                  Growth       Growth
                                                                       Shares         Cost       Portfolio    Portfolio
                                                                   --------------- ----------- ------------- ------------
      The Alger American Fund:
           Alger American Growth Portfolio                              1,860,143     $95,085   $         -   $        -
           Alger American MidCap Growth Portfolio                       1,586,852      38,097             -            -
           Alger American Leveraged AllCap Portfolio                    1,484,575      69,280             -            -
           Alger American Small Capitalization Portfolio                  776,800      24,158             -            -
      AIM Variable Insurance Funds:
           AIM V.I. Dent Demographic Trends Fund                        1,206,011      10,382             -            -
      Fidelity's Variable Insurance Products Fund (VIP):
           VIP Equity-Income Portfolio - IC Shares                      1,897,609      45,867             -            -
           VIP Growth Portfolio - IC Shares                             1,783,409      77,205             -            -
           VIP Money Market Portfolio - IC Shares                      28,888,288      28,888             -            -
           VIP Overseas Portfolio - IC Shares                              99,661       2,006             -            -
      Fidelity's Variable Insurance Products Fund II (VIP II):
           VIP II Asset Manager Portfolio - IC Shares                     278,899       4,744             -            -
           VIP II Asset Manager Growth Portfolio - IC Shares            1,381,595      21,619             -            -
           VIP II Contrafund Portfolio - IC Shares                      3,304,039      77,647             -            -
           VIP II Index 500 Portfolio - IC Shares                         921,059     129,824             -            -
           VIP II Investment Grade Bond Portfolio - IC Shares           1,069,362      13,338             -            -
      Fidelity's Variable Insurance Products Fund III (VIP III):
           VIP III Growth Opportunities Portfolio - IC Shares             157,017       3,048             -            -
      Janus Aspen Series:
           Aggressive Growth Portfolio                                  1,636,878      80,520        35,979            -
           Growth Portfolio                                             2,228,801      65,331             -       44,309
           International Growth Portfolio                                 824,283      18,795             -            -
           Worldwide Growth Portfolio                                   2,884,376      88,314             -            -
      Neuberger Berman Advisers Management Trust:
           AMT Limited Maturity Bond Portfolio                            818,602      10,662             -            -
           AMT Partners Portfolio                                         912,104      15,407             -            -
           AMT Socially Responsive Portfolio                               82,846         879             -            -
      Pilgrim Variable Products Trust:
           Pilgrim VP Growth Opportunities Portfolio                      552,450       3,997             -            -
           Pilgrim VP Growth + Value Portfolio                          3,471,316      98,446             -            -
           Pilgrim VP High Yield Bond Portfolio                         1,581,638       5,238             -            -
           Pilgrim VP International Value Portfolio                     1,498,468      15,217             -            -
           Pilgrim VP MagnaCap Portfolio                                   87,364         824             -            -
           Pilgrim VP MidCap Opportunities Portfolio                      219,194       1,656             -            -
           Pilgrim VP Research Enhanced Index Portfolio                 3,022,365      14,127             -            -
           Pilgrim VP SmallCap Opportunities Portfolio                  2,110,063      53,965             -            -
      OCC Accumulation Trust:
           Equity Portfolio                                               160,993       5,711             -            -
           Global Equity Portfolio                                        129,749       1,784             -            -
           Managed Portfolio                                              391,517      16,570             -            -
           Small Cap Portfolio                                            386,202      11,776             -            -
                                                                                               ------------- ------------
               Total Assets                                                                     $    35,979   $   44,309

LIABILITIES:
      Payable to (from) Northern Life Insurance Company                                                   5            6
                                                                                               ------------- ------------
                                                                                                $    35,974   $   44,303
                                                                                               ============= ============
NET ASSETS:
      Accumulation units                                                                        $    35,974   $   44,303
      Contracts in payout (annuitization) period                                                          -            -
                                                                                               ------------- ------------
               Total net assets                                                                 $    35,974   $   44,303
                                                                                               ============= ============
               Accumulation units outstanding                                                     2,794,292    3,682,000
                                                                                               ============= ============
               Accumulation unit values                                                         $     12.87   $    12.03
                                                                                               ============= ============
                                                                     Janus Aspen    Janus Aspen     Neuberger
                                                                       Series         Series        Berman AMT
                                                                    International    Worldwide       Limited
                                                                       Growth         Growth      Maturity Bond
                                                                      Portfolio      Portfolio      Portfolio
                                                                    -------------- -------------- --------------
      The Alger American Fund:
           Alger American Growth Portfolio                           $          -   $          -   $          -
           Alger American MidCap Growth Portfolio                               -              -              -
           Alger American Leveraged AllCap Portfolio                            -              -              -
           Alger American Small Capitalization Portfolio                        -              -              -
      AIM Variable Insurance Funds:
           AIM V.I. Dent Demographic Trends Fund                                -              -              -
      Fidelity's Variable Insurance Products Fund (VIP):
           VIP Equity-Income Portfolio - IC Shares                              -              -              -
           VIP Growth Portfolio - IC Shares                                     -              -              -
           VIP Money Market Portfolio - IC Shares                               -              -              -
           VIP Overseas Portfolio - IC Shares                                   -              -              -
      Fidelity's Variable Insurance Products Fund II (VIP II):
           VIP II Asset Manager Portfolio - IC Shares                           -              -              -
           VIP II Asset Manager Growth Portfolio - IC Shares                    -              -              -
           VIP II Contrafund Portfolio - IC Shares                              -              -              -
           VIP II Index 500 Portfolio - IC Shares                               -              -              -
           VIP II Investment Grade Bond Portfolio - IC Shares                   -              -              -
      Fidelity's Variable Insurance Products Fund III (VIP III):
           VIP III Growth Opportunities Portfolio - IC Shares                   -              -              -
      Janus Aspen Series:
           Aggressive Growth Portfolio                                          -              -              -
           Growth Portfolio                                                     -              -              -
           International Growth Portfolio                                  19,346              -              -
           Worldwide Growth Portfolio                                           -         82,320              -
      Neuberger Berman Advisers Management Trust:
           AMT Limited Maturity Bond Portfolio                                  -              -         11,027
           AMT Partners Portfolio                                               -              -              -
           AMT Socially Responsive Portfolio                                    -              -              -
      Pilgrim Variable Products Trust:
           Pilgrim VP Growth Opportunities Portfolio                            -              -              -
           Pilgrim VP Growth + Value Portfolio                                  -              -              -
           Pilgrim VP High Yield Bond Portfolio                                 -              -              -
           Pilgrim VP International Value Portfolio                             -              -              -
           Pilgrim VP MagnaCap Portfolio                                        -              -              -
           Pilgrim VP MidCap Opportunities Portfolio                            -              -              -
           Pilgrim VP Research Enhanced Index Portfolio                         -              -              -
           Pilgrim VP SmallCap Opportunities Portfolio                          -              -              -
      OCC Accumulation Trust:
           Equity Portfolio                                                     -              -              -
           Global Equity Portfolio                                              -              -              -
           Managed Portfolio                                                    -              -              -
           Small Cap Portfolio                                                  -              -              -
                                                                    -------------  -------------- --------------
               Total Assets                                          $     19,346   $     82,320   $     11,027

LIABILITIES:
      Payable to (from) Northern Life Insurance Company                         2             10              2
                                                                    -------------  -------------- --------------
                                                                     $     19,344   $     82,310   $     11,025
                                                                    =============  ============== ==============
NET ASSETS:
      Accumulation units                                             $     19,344   $     82,310   $     11,025
      Contracts in payout (annuitization) period                                -              -              -
                                                                    -------------  -------------- --------------
               Total net assets                                      $     19,344   $     82,310   $     11,025
                                                                    =============  ============== ==============
               Accumulation units outstanding                           1,550,048      6,417,600        929,272
                                                                    ============== ============== ==============
               Accumulation unit values                              $      12.48   $      12.83   $      11.86
                                                                    ============== ============== ==============

    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001
                  (IN THOUSANDS, EXCEPT SHARES AND UNIT VALUES)


             Neuberger                                                                                      Pilgrim VP
Neuberger    Berman AMT   Pilgrim VP    Pilgrim VP               Pilgrim VP                   Pilgrim VP     Research
Berman AMT   Socially       Growth       Growth +   Pilgrim VP  International    Pilgrim VP     MidCap       Enhanced    SmallCap
Partners    Responsible  Opportunities    Value     High Yield     Value         MagnaCap    Opportunities    Index    Opportunities
Portfolio    Portfolio     Portfolio    Portfolio    Portfolio   Portfolio       Portfolio     Portfolio    Portfolio    Portfolio
----------- ------------ ------------- ------------ ----------- -------------- ------------- ------------- ----------- -------------

 $       -   $        -   $         -   $         -  $       -   $           -  $          -  $         -   $       -   $         -
         -            -             -             -          -               -             -            -           -             -
         -            -             -             -          -               -             -            -           -             -
         -            -             -             -          -               -             -            -           -             -

         -            -             -             -          -               -             -            -           -             -

         -            -             -             -          -               -             -            -           -             -
         -            -             -             -          -               -             -            -           -             -
         -            -             -             -          -               -             -            -           -             -
         -            -             -             -          -               -             -            -           -             -

         -            -             -             -          -               -             -            -           -             -
         -            -             -             -          -               -             -            -           -             -
         -            -             -             -          -               -             -            -           -             -
         -            -             -             -          -               -             -            -           -             -
         -            -             -             -          -               -             -            -           -             -

         -            -             -             -          -               -             -            -           -             -

         -            -             -             -          -               -             -            -           -             -
         -            -             -             -          -               -             -            -           -             -
         -            -             -             -          -               -             -            -           -             -
         -            -             -             -          -               -             -            -           -             -

         -            -             -             -          -               -             -            -           -             -
    13,773
         -          893             -             -          -               -             -            -           -             -

         -            -         3,027             -          -               -             -            -           -             -
         -            -             -        54,673          -               -             -            -           -             -
         -            -             -             -      4,982               -             -            -           -             -
         -            -             -             -          -          15,374             -            -           -             -
         -            -             -             -          -               -           780            -           -             -
         -            -             -             -          -               -             -        1,331           -             -
         -            -             -             -          -               -             -            -      11,576             -
         -            -             -             -          -               -             -            -           -        39,838

         -            -             -             -          -               -             -            -           -             -
         -            -             -             -          -               -             -            -           -             -
         -            -             -             -          -               -             -            -           -             -
         -            -             -             -          -               -             -            -           -             -
----------- ------------ ------------- ------------ ----------- -------------- ------------- ------------- ----------- -------------

 $  13,773   $      893   $     3,027   $    54,673    $ 4,982   $      15,374  $        780  $     1,331  $   11,576   $    39,838


         2            -             -             6       (122)              2             -            1           2             5
----------- ------------ ------------- ------------ ----------- -------------- ------------- ------------- ----------- -------------

 $  13,771   $      893   $     3,027   $    54,667    $ 5,104   $      15,372  $        780  $     1,330  $   11,574   $    39,833
=========== ============ ============= ============ =========== ============== ============= ============= =========== =============


 $  13,771   $      893   $     3,027   $    54,667    $ 5,104   $      15,372  $        780  $     1,330  $   11,574   $    39,833
         -            -             -             -          -               -             -            -           -             -
----------- ------------ ------------- ------------ ----------- -------------- ------------- ------------- ----------- -------------

 $  13,771   $      893   $     3,027   $    54,667  $   5,104   $      15,372  $        780  $     1,330  $   11,574   $    39,833
=========== ============ ============= ============ =========== ============== ============= ============= =========== =============

 1,295,471       85,042       564,323     2,879,628    612,472       1,008,480        87,749      224,016   1,219,276     1,566,266


 $   10.63   $    10.50   $      5.36   $     18.98  $    8.33   $       15.24  $       8.89  $      5.94  $     9.49   $     25.43
=========== ============ ============= ============ =========== ============== ============= ============= =========== =============

    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001
                  (IN THOUSANDS, EXCEPT SHARES AND UNIT VALUES)

ASSETS:
Investments in mutual funds at market value:

                                                                                                         OCC
                                                                                            OCC      Accumulation      OCC
                                                                                        Accumulation Trust Global  Accumulation
                                                                                        Trust Equity    Equity    Trust Managed
                                                                 Shares       Cost       Portfolio    Portfolio     Portfolio
                                                               -----------  ----------  ------------ ------------ -------------
    The Alger American Fund:
         Alger American Growth Portfolio                         1,860,143  $   95,085   $        -   $        -   $         -
         Alger American MidCap Growth Portfolio                  1,586,852      38,097            -            -             -
         Alger American Leveraged AllCap Portfolio               1,484,575      69,280            -            -             -
         Alger American Small Capitalization Portfolio             776,800      24,158            -            -             -
    AIM Variable Insurance Funds:
         AIM V.I. Dent Demographic Trends Fund                   1,206,011      10,382            -            -             -
    Fidelity's Variable Insurance Products Fund (VIP):
         VIP Equity-Income Portfolio - IC Shares                 1,897,609      45,867            -            -             -
         VIP Growth Portfolio - IC Shares                        1,783,409      77,205            -            -             -
         VIP Money Market Portfolio - IC Shares                 28,888,288      28,888            -            -             -
         VIP Overseas Portfolio - IC Shares                         99,661       2,006            -            -             -
    Fidelity's Variable Insurance Products Fund II (VIP II):
         VIP II Asset Manager Portfolio - IC Shares                278,899       4,744            -            -             -
         VIP II Asset Manager Growth Portfolio - IC Shares       1,381,595      21,619            -            -             -
         VIP II Contrafund Portfolio - IC Shares                 3,304,039      77,647            -            -             -
         VIP II Index 500 Portfolio - IC Shares                    921,059     129,824            -            -             -
         VIP II Investment Grade Bond Portfolio - IC Shares      1,069,362      13,338            -            -             -
    Fidelity's Variable Insurance Products Fund III (VIP III):
         VIP III Growth Opportunities Portfolio - IC Shares        157,017       3,048            -            -             -
    Janus Aspen Series:
         Aggressive Growth Portfolio                             1,636,878      80,520            -            -             -
         Growth Portfolio                                        2,228,801      65,331            -            -             -
         International Growth Portfolio                            824,283      18,795            -            -             -
         Worldwide Growth Portfolio                              2,884,376      88,314            -            -             -
    Neuberger Berman Advisers Management Trust:
         AMT Limited Maturity Bond Portfolio                       818,602      10,662            -            -             -
         AMT Partners Portfolio                                    912,104      15,407
         AMT Socially Responsive Portfolio                          82,846         879            -            -             -
    Pilgrim Variable Products Trust:
         Pilgrim VP Growth Opportunities Portfolio                 552,450       3,997            -            -             -
         Pilgrim VP Growth + Value Portfolio                     3,471,316      98,446            -            -             -
         Pilgrim VP High Yield Bond Portfolio                    1,581,638       5,238            -            -             -
         Pilgrim VP International Value Portfolio                1,498,468      15,217            -            -             -
         Pilgrim VP MagnaCap Portfolio                              87,364         824            -            -             -
         Pilgrim VP MidCap Opportunities Portfolio                 219,194       1,656            -            -             -
         Pilgrim VP Research Enhanced Index Portfolio            3,022,365      14,127            -            -             -
         Pilgrim VP SmallCap Opportunities Portfolio             2,110,063      53,965            -            -             -
    OCC Accumulation Trust:
         Equity Portfolio                                          160,993       5,711        5,332            -             -
         Global Equity Portfolio                                   129,749       1,784            -        1,698             -
         Managed Portfolio                                         391,517      16,570            -            -        15,719
         Small Cap Portfolio                                       386,202      11,776            -            -             -
                                                                                        ------------ ------------ -------------
               Total Assets                                                              $    5,332   $    1,698   $    15,719

LIABILITIES:
      Payable to (from) Northern Life Insurance Company                                           1            -             1
                                                                                        ------------ ------------ -------------
                                                                                         $    5,331   $    1,698   $    15,718
                                                                                        ============ ============ =============
NET ASSETS:
      Accumulation units                                                                 $    5,331   $    1,698   $    15,718
      Contracts in payout (annuitization) period                                                  -            -             -
                                                                                        ------------ ------------ -------------
               Total net assets                                                          $    5,331   $    1,698   $    15,718
                                                                                        ============ ============ =============
               Accumulation units outstanding                                               452,038      146,807     1,405,033
                                                                                        ============ ============ =============
               Accumulation unit values                                                  $    11.79   $    11.57   $     11.19
                                                                                        ============ ============ =============
                                                                    OCC
                                                                Accumulation
                                                                 Trust Small
                                                                Cap Portfolio
                                                                -------------
    The Alger American Fund:
         Alger American Growth Portfolio                         $         -
         Alger American MidCap Growth Portfolio                            -
         Alger American Leveraged AllCap Portfolio                         -
         Alger American Small Capitalization Portfolio                     -
    AIM Variable Insurance Funds:
         AIM V.I. Dent Demographic Trends Fund                             -
    Fidelity's Variable Insurance Products Fund (VIP):
         VIP Equity-Income Portfolio - IC Shares                           -
         VIP Growth Portfolio - IC Shares                                  -
         VIP Money Market Portfolio - IC Shares                            -
         VIP Overseas Portfolio - IC Shares                                -
    Fidelity's Variable Insurance Products Fund II (VIP II):
         VIP II Asset Manager Portfolio - IC Shares                        -
         VIP II Asset Manager Growth Portfolio - IC Shares                 -
         VIP II Contrafund Portfolio - IC Shares                           -
         VIP II Index 500 Portfolio - IC Shares                            -
         VIP II Investment Grade Bond Portfolio - IC Shares                -
    Fidelity's Variable Insurance Products Fund III (VIP III):
         VIP III Growth Opportunities Portfolio - IC Shares                -
    Janus Aspen Series:
         Aggressive Growth Portfolio                                       -
         Growth Portfolio                                                  -
         International Growth Portfolio                                    -
         Worldwide Growth Portfolio                                        -
    Neuberger Berman Advisers Management Trust:
         AMT Limited Maturity Bond Portfolio                               -
         AMT Partners Portfolio
         AMT Socially Responsive Portfolio                                 -
    Pilgrim Variable Products Trust:
         Pilgrim VP Growth Opportunities Portfolio                         -
         Pilgrim VP Growth + Value Portfolio                               -
         Pilgrim VP High Yield Bond Portfolio                              -
         Pilgrim VP International Value Portfolio                          -
         Pilgrim VP MagnaCap Portfolio                                     -
         Pilgrim VP MidCap Opportunities Portfolio                         -
         Pilgrim VP Research Enhanced Index Portfolio                      -
         Pilgrim VP SmallCap Opportunities Portfolio                       -
    OCC Accumulation Trust:
         Equity Portfolio                                                  -
         Global Equity Portfolio                                           -
         Managed Portfolio                                                 -
         Small Cap Portfolio                                          12,459
                                                                -------------
               Total Assets                                      $    12,459

LIABILITIES:
      Payable to (from) Northern Life Insurance Company                    2
                                                                -------------
                                                                 $    12,457
                                                                =============

NET ASSETS:
      Accumulation units                                         $    12,457
      Contracts in payout (annuitization) period                           -
                                                                -------------
               Total net assets                                  $    12,457
                                                                =============
               Accumulation units outstanding                        926,420
                                                                =============
               Accumulation unit values                          $     13.45
                                                                =============


    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                            STATEMENTS OF OPERATIONS
                      For the year ended December 31, 2001
                                 (In Thousands)


                                                                                                       Alger American
                                                      Alger American  Alger American   Alger American      Small       AIM V.I. Dent
                                                         Growth       MidCap Growth       Leveraged    Capitalization   Demographic
                                                        Portfolio       Portfolio     AllCap Portfolio    Portfolio     Trends Fund
                                                      -------------- ---------------  ---------------- --------------  -------------
Income:
     Dividends                                          $    166          $      -       $      -        $      6         $      -
Expenses:
     Mortality and expense risk                             (994)             (356)          (684)           (178)            (100)
                                                        --------          --------       --------        --------         --------

Net investment income (loss)                                (828)             (356)          (684)           (172)            (100)
                                                        --------          --------       --------        --------         --------


Realized gains (losses) on Investments:
     Realized gain (loss) on sale of fund shares          (3,864)           (2,879)        (3,198)         (1,346)          (1,322)
     Realized gain distributions                           9,007            10,480          1,742               -                -
                                                        --------          --------       --------        --------         --------

Realized gain (loss)                                       5,143             7,601         (1,456)         (1,346)          (1,322)
                                                        --------          --------       --------        --------         --------

Change in unrealized appreciation (depreciation)
    during the year                                      (14,803)           (9,316)        (7,621)         (3,390)          (1,724)
                                                        --------          --------       --------        --------         --------

Net increase (decrease) in net assets from operations   $(10,488)         $ (2,071)      $ (9,761)       $ (4,908)        $ (3,146)
                                                        ========          ========       ========        ========         ========


                                                     Fidelity's VIP  Fidelity's VIP  Fidelity's VIP Fidelity's VIP Fidelity's VIP II
                                                      Equity-Income     Growth        Money Market    Overseas       Asset Manager
                                                     Portfolio - IC  Portfolio - IC Portfolio - IC  Portfolio - IC  Portfolio - IC
                                                         Shares          Shares         Shares         Shares         Shares
                                                     --------------  -------------- --------------- -------------- ---------------
Income:
     Dividends                                         $    638        $     46        $  1,102       $     92      $    211
Expenses:
     Mortality and expense risk                            (567)           (845)           (395)           (23)          (65)
                                                       --------        --------        --------       --------      --------

Net investment income (loss)                                 71            (799)            707             69           146
                                                       --------        --------        --------       --------      --------


Realized gains (losses) on Investments:
     Realized gain (loss) on sale of fund shares           (273)           (705)              -            (59)         (167)
     Realized gain distributions                          1,793           4,296               -            145            79
                                                       --------        --------        --------       --------      --------

Realized gain (loss)                                      1,520           3,591               -             86           (88)
                                                       --------        --------        --------       --------      --------

Change in unrealized appreciation (depreciation)
    during the year                                      (4,227)        (15,842)              -           (580)         (369)
                                                       --------        --------        --------       --------      --------

Net increase (decrease) in net assets from operations  $ (2,636)       $(13,050)       $    707       $   (425)     $   (311)
                                                       ========        ========        ========       ========      ========


                                          Fidelity's VIP II                                     Fidelity's VIP II Fidelity's VIP III
                                             Asset Manager  Fidelity's VIP II Fidelity's VIP II   Investment           Growth
                                               Growth          Contrafund         Index 500      Grade Bond         Opportunities
                                            Portfolio - IC   Portfolio - IC    Portfolio - IC     Portfolio - IC    Portfolio - IC
                                               Shares            Shares            Shares           Shares               Shares
                                          ----------------- ----------------- ----------------- ----------------- ------------------
Income:
     Dividends                                 $    514         $    563         $  1,368          $    322            $     10
Expenses:
     Mortality and expense risk                    (248)            (971)          (1,689)             (132)                (37)
                                               --------         --------         --------          --------            --------

Net investment income (loss)                        266             (408)            (321)              190                 (27)
                                               --------         --------         --------          --------            --------


Realized gains (losses) on Investments:
     Realized gain (loss) on sale of fund
       shares                                      (615)             490              718               144                (358)
     Realized gain distributions                    620            1,989                -                 -                   -
                                               --------         --------         --------          --------            --------

Realized gain (loss)                                  5            2,479              718               144                (358)
                                               --------         --------         --------          --------            --------

Change in unrealized appreciation
    (depreciation) during the year               (2,006)         (12,878)         (18,248)              201                 (99)
                                               --------         --------         --------          --------            --------

Net increase (decrease) in net assets from
    operations                                 $ (1,735)        $(10,807)        $(17,851)         $    535            $   (484)
                                               ========         ========         ========          ========            ========

                                           Janus Aspen                         Janus Aspen        Janus Aspen          Neuberger
                                              Series                             Series             Series            Berman AMT
                                           Aggressive       Janus Aspen       International        Worldwide            Limited
                                             Growth        Series Growth         Growth             Growth           Maturity Bond
                                            Portfolio        Portfolio          Portfolio          Portfolio           Portfolio
                                           -----------     -------------      -------------       -----------        -------------
Income:
     Dividends                               $      -           $     34         $    180           $    434           $    367
Expenses:
     Mortality and expense risk                  (562)              (708)            (248)            (1,260)              (116)
                                             --------           --------         --------           --------           --------

Net investment income (loss)                     (562)              (674)             (68)              (826)               251
                                             --------           --------         --------           --------           --------


Realized gains (losses) on Investments:
     Realized gain (loss) on sale of fund
        shares                                 (1,501)              (399)          (7,859)           (19,575)                 5
     Realized gain distributions                    -                100                -                  -                  -
                                             --------           --------         --------           --------           --------

Realized gain (loss)                           (1,501)              (299)          (7,859)           (19,575)                 5
                                             --------           --------         --------           --------           --------

Change in unrealized appreciation
    (depreciation) during the year            (20,120)           (14,855)           3,931             (4,698)               260
                                             --------           --------         --------           --------           --------

Net increase (decrease) in net assets from
    operations                               $(22,183)          $(15,828)        $ (3,996)          $(25,099)          $    516
                                             ========           ========         ========           ========           ========


    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                            STATEMENTS OF OPERATIONS
                      For the year ended December 31, 2001
                                 (In Thousands)

                                                                         Neuberger
                                                         Neuberger      Berman AMT    Pilgrim VP
                                                         Berman AMT      Socially       Growth         Pilgrim VP      Pilgrim VP
                                                          Partners      Responsive   Opportunities   Growth + Value    High Yield
                                                         Portfolio      Portfolio      Portfolio       Portfolio     Bond Portfolio
                                                         ----------    -----------   -------------   --------------  --------------
Income:
     Dividends                                           $     52       $      -       $      -       $      -         $    513
Expenses:
     Mortality and expense risk                              (189)           (10)           (41)          (792)             (75)
                                                         --------       --------       --------       --------         --------

Net investment income (loss)                                 (137)           (10)           (41)          (792)             438
                                                         --------       --------       --------       --------         --------


Realized gains (losses) on Investments:
     Realized gain (loss) on sale of fund shares             (487)           (45)        (1,013)        (6,513)          (1,733)
     Realized gain distributions                              495              -              -            160                -
                                                         --------       --------       --------       --------         --------

Realized gain (loss)                                            8            (45)        (1,013)        (6,353)          (1,733)
                                                         --------       --------       --------       --------         --------

Change in unrealized appreciation (depreciation)
    during the year                                          (518)            21           (418)       (16,218)           1,306
                                                         --------       --------       --------       --------         --------

Net increase (decrease) in net assets from operations    $   (647)      $    (34)      $ (1,472)      $(23,363)        $     11
                                                         ========       ========       ========       ========         ========

                                                                                        Pilgrim VP     Pilgrim VP        Pilgrim VP
                                                         Pilgrim VP       Pilgrim VP      MidCap        Research         SmallCap
                                                        International      MagnaCap   Opportunities     Enhanced       Opportunities
                                                       Value Portfolio    Portfolio     Portfolio    Index Portfolio     Portfolio
                                                       ---------------    ---------   -------------  ---------------   -------------
Income:
     Dividends                                             $    207       $      8       $      -       $     71         $      -
Expenses:
     Mortality and expense risk                                (187)            (8)           (17)          (195)            (555)
                                                           --------       --------       --------       --------         --------

Net investment income (loss)                                     20              -            (17)          (124)            (555)
                                                           --------       --------       --------       --------         --------


Realized gains (losses) on Investments:
     Realized gain (loss) on sale of fund shares             (2,653)           (31)          (200)          (581)          (9,487)
     Realized gain distributions                                459              -              -              -               96
                                                           --------       --------       --------       --------         --------

Realized gain (loss)                                         (2,194)           (31)          (200)          (581)          (9,391)
                                                           --------       --------       --------       --------         --------

Change in unrealized appreciation (depreciation)
    during the year                                             602            (40)          (230)        (1,502)          (4,962)
                                                           --------       --------       --------       --------         --------

Net increase (decrease) in net assets from operations      $ (1,572)      $    (71)      $   (447)      $ (2,207)        $(14,908)
                                                           ========       ========       ========       ========         ========

                                                                  OCC               OCC                OCC                 OCC
                                                              Accumulation      Accumulation       Accumulation        Accumulation
                                                              Trust Equity      Trust Global      Trust Managed        Trust Small
                                                                Portfolio     Equity Portfolio      Portfolio         Cap Portfolio
                                                              ------------    ----------------    -------------       -------------
Income:
     Dividends                                                 $    23             $     -            $   322           $    52
Expenses:
     Mortality and expense risk                                    (61)                (23)              (212)             (124)
                                                               -------             -------            -------           -------

Net investment income (loss)                                       (38)                (23)               110               (72)
                                                               -------             -------            -------           -------


Realized gains (losses) on Investments:
     Realized gain (loss) on sale of fund shares                    40                (240)               182                38
     Realized gain distributions                                    22                  16                  -               463
                                                               -------             -------            -------           -------

Realized gain (loss)                                                62                (224)               182               501
                                                               -------             -------            -------           -------

Change in unrealized appreciation (depreciation)
    during the year                                               (513)                (28)            (1,334)              104
                                                               -------             -------            -------           -------

Net increase (decrease) in net assets from operations          $  (489)            $  (275)           $(1,042)          $   533
                                                               =======             =======            =======           =======

    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the years ended December 31, 2001 and 2000
                                 (In Thousands)


                                                                                                                   Alger American
                                                                  Alger American           Alger American             Leveraged
                                                                 Growth Portfolio      MidCap Growth Portfolio    AllCap Portfolio
                                                               ---------------------   -----------------------  --------------------

                                                                 2001        2000         2001       2000          2001       2000
                                                               ----------  ---------   ---------   --------     --------   ---------

Increase in net assets from operations:
     Net investment income (loss)                              $   (828)   $ (1,061)   $   (356)   $   (283)   $   (684)   $   (800)
     Realized gains (losses)                                      5,143      10,204       7,601       4,682      (1,456)      8,575
     Unrealized appreciation (depreciation) during the year     (14,803)    (23,207)     (9,316)     (3,770)     (7,621)    (26,265)
                                                               --------    --------    --------    --------    --------    --------

Net increase (decrease) in net assets from operations           (10,488)    (14,064)     (2,071)        629      (9,761)    (18,490)
                                                               --------    --------    --------    --------    --------    --------

Contract transactions:
     Net premium payments                                        12,827      29,947       5,565       6,444       9,081      27,230
     Surrenders                                                  (5,581)     (3,799)     (2,107)     (1,031)     (4,004)     (2,396)
     Policy loans                                                  (197)       (556)        (96)       (120)       (156)       (328)
     Transfers between sub-accounts (including
         fixed account), net                                     (2,844)      1,610       1,930       4,580      (3,006)      6,263
     Annuity payments                                                 -           -           -           -           -           -
     Death benefits                                                (121)       (148)        (46)        (16)        (78)        (49)
     Transfers to (from) required reserves                            -           -           -           -           -           -
     Administrative charges                                        (100)        (81)        (34)        (15)        (72)        (51)
     Loan collateral interest                                        26          13          10           5          21          11
                                                               --------    --------    --------    --------    --------    --------

        Net increase (decrease) in net assets from
             contract transactions                                4,010      26,986       5,222       9,847       1,786      30,680
                                                               --------    --------    --------    --------    --------    --------

                     Total increase (decrease) in net assets     (6,478)     12,922       3,151      10,476      (7,975)     12,190

Net assets at beginning of period                                74,867      61,945      24,885      14,409      54,808      42,618
                                                               --------    --------    --------    --------    --------    --------


Net assets at end of period                                    $ 68,389    $ 74,867    $ 28,036    $ 24,885    $ 46,833    $ 54,808
                                                               ========    ========    ========    ========    ========    ========


                                                                   Alger American            AIM V. I. Dent
                                                                Small Capitalization          Demographic
                                                                     Portfolio                Trends Fund
                                                                ----------------------   ---------------------

                                                                    2001       2000         2001        2000
                                                                ----------  ----------   ---------  ----------
Increase in net assets from operations:
     Net investment income (loss)                                $   (172)   $   (242)   $   (100)   $    (43)
     Realized gains (losses)                                       (1,346)      6,348      (1,322)          4
     Unrealized appreciation (depreciation) during the year        (3,390)    (11,788)     (1,724)     (1,916)
                                                                 --------    --------    --------    --------

Net increase (decrease) in net assets from operations              (4,908)     (5,682)     (3,146)     (1,955)
                                                                  --------    --------    --------    --------
Contract transactions:
     Net premium payments                                           2,351       4,925       1,982       4,735
     Surrenders                                                      (634)       (660)       (903)       (237)
     Policy loans                                                     (15)       (128)        (10)         (3)
     Transfers between sub-accounts (including
         fixed account), net                                          774       1,070         346       5,936
     Annuity payments                                                   -           -           -           -
     Death benefits                                                   (23)         (5)          -           -
     Transfers to (from) required reserves                              -           -           -           -
     Administrative charges                                           (19)        (18)         (4)          -
     Loan collateral interest                                           9           6           -           -
                                                                 --------    --------    --------    --------

        Net increase (decrease) in net assets from
             contract transactions                                  2,443       5,190       1,411      10,431
                                                                 --------    --------    --------    --------

                     Total increase (decrease) in net assets       (2,465)       (492)     (1,735)      8,476

Net assets at beginning of period                                  15,320      15,812       8,476           -
                                                                 --------    --------    --------    --------


Net assets at end of period                                      $ 12,855    $ 15,320    $  6,741    $  8,476
                                                                 ========    ========    ========    ========

                                                                  Fidelity's VIP          Fidelity's VIP        Fidelity's VIP
                                                              Equity-Income Portfolio    Growth Portfolio    Money Market Portfolio
                                                                    IC Shares               IC Shares               IC Shares
                                                              ----------------------- --------------------   -----------------------

                                                               2001          2000        2001       2000        2001        2000
                                                              ----------------------  ---------  ----------- ----------  -----------

Increase in net assets from operations:
     Net investment income (loss)                              $     71    $    124    $   (799)   $   (849)   $    707    $    670
     Realized gains (losses)                                      1,520       2,623       3,591       6,771           -           -
     Unrealized appreciation (depreciation) during the year      (4,227)       (362)    (15,842)    (15,123)          -           -
                                                               --------    --------    --------    --------    --------    --------

Net increase (decrease) in net assets from operations            (2,636)      2,385     (13,050)     (9,201)        707         670
                                                               --------    --------    --------    --------    --------    --------

Contract transactions:
     Net premium payments                                         6,344       6,148      13,029      21,120      24,076      31,165
     Surrenders                                                  (3,193)     (1,969)     (5,091)     (3,938)     (9,398)     (2,647)
     Policy loans                                                   (95)       (221)       (228)       (491)        (47)       (145)
     Transfers between sub-accounts (including
         fixed account), net                                      4,105      (5,101)       (148)      4,365      (2,006)    (27,209)
     Annuity payments                                                 -           -           -           -         (23)        306
     Death benefits                                                (167)       (149)        (91)       (176)         (5)         (3)
     Transfers to (from) required reserves                            -           -           -           -         (74)          8
     Administrative charges                                         (52)        (45)       (101)        (80)        (15)        (10)
     Loan collateral interest                                        23          16          29          15          12           7
                                                               --------    --------    --------    --------    --------    --------

        Net increase (decrease) in net assets from
             contract transactions                                6,965      (1,321)      7,399      20,815      12,520       1,472
                                                               --------    --------    --------    --------    --------    --------


                     Total increase (decrease) in net assets      4,329       1,064      (5,651)     11,614      13,227       2,142

Net assets at beginning of period                                38,836      37,772      65,584      53,970      15,592      13,450
                                                               --------    --------    --------    --------    --------    --------

Net assets at end of period                                    $ 43,165    $ 38,836    $ 59,933    $ 65,584    $ 28,819    $ 15,592
                                                               ========    ========    ========    ========    ========    ========

                                                                 Fidelity's VIP            Fidelity's VIP II
                                                                Overseas Portfolio      Asset Manager Portfolio
                                                                    IC Shares                   IC Shares
                                                               ---------------------    ------------------------

                                                                   2001       2000        2001         2000
                                                               ---------   ---------    ---------   ------------
Increase in net assets from operations:
     Net investment income (loss)                               $     69    $      4    $    146    $    136
     Realized gains (losses)                                          86         322         (88)        489
     Unrealized appreciation (depreciation) during the year         (580)       (871)       (369)       (960)
                                                                 --------    --------    --------    --------

Net increase (decrease) in net assets from operations               (425)       (545)       (311)       (335)
                                                                --------    --------    --------    --------
Contract transactions:
     Net premium payments                                              -           9          (2)         25
     Surrenders                                                      (69)       (104)       (509)       (489)
     Policy loans                                                    (13)        (26)         (7)        (19)
     Transfers between sub-accounts (including
         fixed account), net                                         (88)       (262)       (433)     (1,201)
     Annuity payments                                                  -           -           -           -
     Death benefits                                                    -          (1)        (27)         (7)
     Transfers to (from) required reserves                             -           -           -           -
     Administrative charges                                           (3)         (3)         (3)         (3)
     Loan collateral interest                                          -           -           -           -
                                                                --------    --------    --------    --------
        Net increase (decrease) in net assets from
             contract transactions                                  (173)       (387)       (981)     (1,694)
                                                                --------    --------    --------    --------

                     Total increase (decrease) in net assets        (598)       (932)     (1,292)     (2,029)

Net assets at beginning of period                                  1,981       2,913       5,338       7,367
                                                                --------    --------    --------    --------

Net assets at end of period                                     $  1,383    $  1,981    $  4,046    $  5,338
                                                                ========    ========    ========    ========



    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the years ended December 31, 2001 and 2000
                                 (In Thousands)


                                                                       Fidelity's VIP II                  Fidelity's VIP II
                                                                Asset Manager: Growth Portfolio          Contrafund Portfolio
                                                                           IC Shares                          IC Shares
                                                                -------------------------------      ---------------------------
                                                                     2001               2000            2001             2000
                                                                ------------        -----------      ----------      -----------

Increase in net assets from operations:
     Net investment income (loss)                                 $     266          $     111       $    (408)      $    (837)
     Realized gains (losses)                                              5              1,571           2,479          12,148
     Unrealized appreciation (depreciation) during the year          (2,006)            (4,498)        (12,878)        (17,771)
                                                                -------------------------------      ---------------------------
Net increase (decrease) in net assets from operations                (1,735)            (2,816)        (10,807)         (6,460)
                                                                -------------------------------      ---------------------------

Contract transactions:
     Net premium payments                                             2,894              5,066           9,974          21,757
     Surrenders                                                      (1,653)            (1,095)         (6,020)         (4,508)
     Policy loans                                                       (34)               (86)           (171)           (500)
     Transfers between sub-accounts (including
         fixed account), net                                           (855)              (357)         (4,509)         (9,222)
     Annuity payments                                                    --                 --              --              --
     Death benefits                                                     (57)              (160)            (84)           (181)
     Transfers to (from) required reserves                               --                 --              --              --
     Administrative charges                                             (24)               (21)            (91)            (75)
     Loan collateral interest                                             7                  5              35              22
                                                                -------------------------------      ---------------------------

        Net increase (decrease) in net assets from
             contract transactions                                      278              3,352            (866)          7,293
                                                                -------------------------------      ---------------------------
                     Total increase (decrease) in net assets         (1,457)               536         (11,673)            833
Net assets at beginning of period                                    18,808             18,272          78,175          77,342
                                                                -------------------------------      ---------------------------
Net assets at end of period                                       $  17,351          $  18,808       $  66,502       $  78,175
                                                                ===============================      ===========================

                                                                     Fidelity's VIP II                Fidelity's VIP II
                                                                    Index 500 Portfolio        Investment Grade Bond Portfolio
                                                                         IC Shares                        IC Shares
                                                                  ------------------------     -------------------------------
                                                                     2001         2000           2001                2000
                                                                  ------------ -----------     ----------        -----------

Increase in net assets from operations:
     Net investment income (loss)                                  $    (321)   $    (547)     $     190        $     107
     Realized gains (losses)                                             718        2,571            144              (12)
     Unrealized appreciation (depreciation) during the year          (18,248)     (16,294)           201              265
                                                                  ------------------------     -------------------------------
Net increase (decrease) in net assets from operations                (17,851)     (14,270)           535              360
                                                                  ------------------------     -------------------------------
Contract transactions:
     Net premium payments                                             21,051       38,535          2,280            2,499
     Surrenders                                                       (8,251)      (5,395)        (1,289)            (173)
     Policy loans                                                       (608)      (1,125)           (42)             (18)
     Transfers between sub-accounts (including
         fixed account), net                                          (1,116)     (11,938)         7,073              413
     Annuity payments                                                     --           --             --               --
     Death benefits                                                     (312)        (540)            --               (1)
     Transfers to (from) required reserves                                --           --             --               --
     Administrative charges                                             (214)        (187)            (5)              (1)
     Loan collateral interest                                             73           43              1               --
                                                                  ------------------------     -------------------------------

        Net increase (decrease) in net assets from
             contract transactions                                    10,623       19,393          8,018            2,719
                                                                  ------------------------     -------------------------------
                     Total increase (decrease) in net assets          (7,228)       5,123          8,553            3,079
Net assets at beginning of period                                    127,016      121,893          5,262            2,183
                                                                  ------------------------     -------------------------------
Net assets at end of period                                        $ 119,788    $ 127,016      $  13,815        $   5,262
                                                                  ========================     ===============================


                                                                     Fidelity's VIP III
                                                               Growth Opportunities Portfolio
                                                                          IC Shares
                                                               ------------------------------
                                                                  2001                2000
                                                               ------------       -----------
Increase in net assets from operations:
     Net investment income (loss)                              $     (27)         $       1
     Realized gains (losses)                                        (358)                57
     Unrealized appreciation (depreciation) during the year          (99)              (635)
                                                               ------------------------------
Net increase (decrease) in net assets from operations               (484)              (577)
                                                               ------------------------------

Contract transactions:
     Net premium payments                                            574              1,411
     Surrenders                                                     (134)               (75)
     Policy loans                                                    (24)                (9)
     Transfers between sub-accounts (including
         fixed account), net                                        (398)            (1,296)
     Annuity payments                                                 --                 --
     Death benefits                                                   --                 --
     Transfers to (from) required reserves                            --                 --
     Administrative charges                                           (4)                (3)
     Loan collateral interest                                          1                  1
                                                               ------------------------------

        Net increase (decrease) in net assets from
             contract transactions                                    15                 29
                                                               ------------------------------
                     Total increase (decrease) in net assets        (469)              (548)
Net assets at beginning of period                                  2,844              3,392
                                                               ------------------------------
Net assets at end of period                                    $   2,375          $   2,844
                                                               ==============================



                                                                    Janus Aspen Series              Janus Aspen Series
                                                                Aggressive Growth Portfolio          Growth Portfolio
                                                               ----------------------------      -------------------------
                                                                  2001            2000               2001          2000
                                                               ----------    --------------      -----------    ----------
Increase in net assets from operations:
     Net investment income (loss)                              $    (562)   $   2,361             $    (674)   $     615
     Realized gains (losses)                                      (1,501)       6,991                  (299)       3,527
     Unrealized appreciation (depreciation) during the year      (20,120)     (34,274)              (14,855)     (15,220)
                                                               ----------------------------      -------------------------
Net increase (decrease) in net assets from operations            (22,183)     (24,922)              (15,828)     (11,078)
                                                               ----------------------------      -------------------------

Contract transactions:
     Net premium payments                                         12,011       34,868                10,526       26,184
     Surrenders                                                   (2,995)      (2,140)               (4,536)      (2,639)
     Policy loans                                                   (175)        (424)                 (167)        (319)
     Transfers between sub-accounts (including
         fixed account), net                                      (1,615)      15,941                (3,590)      11,560
     Annuity payments                                                 --           --                    --           --
     Death benefits                                                  (35)         (81)                  (80)         (50)
     Transfers to (from) required reserves                            --           --                    --           --
     Administrative charges                                          (96)         (54)                  (72)         (48)
     Loan collateral interest                                         17           10                    17            8
                                                               ----------------------------      -------------------------

        Net increase (decrease) in net assets from
             contract transactions                                 7,112       48,120                 2,098       34,696
                                                               ----------------------------      -------------------------
                     Total increase (decrease) in net assets     (15,071)      23,198               (13,730)      23,618
Net assets at beginning of period                                 51,045       27,847                58,033       34,415
                                                               ----------------------------      -------------------------
Net assets at end of period                                    $  35,974    $  51,045             $  44,303    $  58,033
                                                               ============================      =========================


                                                                      Janus Aspen Series                  Janus Aspen Series
                                                                International Growth Portfolio        Worldwide Growth Portfolio
                                                                ------------------------------        --------------------------
                                                                       2001          2000                 2001          2000
                                                                -------------     ------------        -----------     ----------

Increase in net assets from operations:
     Net investment income (loss)                                  $     (68)     $      73            $    (826)     $     658
     Realized gains (losses)                                          (7,859)         2,817              (19,575)        10,193
     Unrealized appreciation (depreciation) during the year            3,931         (6,828)              (4,698)       (31,351)
                                                                ------------------------------        --------------------------
Net increase (decrease) in net assets from operations                 (3,996)        (3,938)             (25,099)       (20,500)
                                                                ------------------------------        --------------------------

Contract transactions:
     Net premium payments                                              4,958          8,808               16,702         39,800
     Surrenders                                                         (895)          (605)              (6,842)        (4,321)
     Policy loans                                                        (66)          (125)                (315)          (736)
     Transfers between sub-accounts (including
         fixed account), net                                           1,726          4,143               (3,632)         6,632
     Annuity payments                                                     --             --                   --             --
     Death benefits                                                      (21)           (36)                (119)          (370)
     Transfers to (from) required reserves                                --             --                   --             --
     Administrative charges                                              (27)           (13)                (125)           (97)
     Loan collateral interest                                              7              3                   35             18
                                                                ------------------------------        --------------------------

        Net increase (decrease) in net assets from
             contract transactions                                     5,682         12,175                5,704         40,926
                                                                ------------------------------        --------------------------
                     Total increase (decrease) in net assets           1,686          8,237              (19,395)        20,426
Net assets at beginning of period                                     17,658          9,421              101,705         81,279
                                                                ------------------------------        --------------------------
Net assets at end of period                                        $  19,344      $  17,658            $  82,310      $ 101,705
                                                                ==============================        ==========================

                                                                        Neuberger Berman
                                                                    Advisers Management Trust
                                                                Limited Maturity Bond Portfolio
                                                                -------------------------------
                                                                    2001               2000
                                                                ------------       ------------

Increase in net assets from operations:
     Net investment income (loss)                                $     251        $     206
     Realized gains (losses)                                             5              (93)
     Unrealized appreciation (depreciation) during the year            260              144
                                                                -------------------------------
Net increase (decrease) in net assets from operations                  516              257
                                                                -------------------------------

Contract transactions:
     Net premium payments                                            1,752            1,385
     Surrenders                                                     (1,315)            (240)
     Policy loans                                                      (19)             (13)
     Transfers between sub-accounts (including
         fixed account), net                                         4,661             (207)
     Annuity payments                                                   --               --
     Death benefits                                                     (9)             (10)
     Transfers to (from) required reserves                              --               --
     Administrative charges                                             (7)              (4)
     Loan collateral interest                                            1               --
                                                                -------------------------------

        Net increase (decrease) in net assets from
             contract transactions                                   5,064              911
                                                                -------------------------------
                     Total increase (decrease) in net assets         5,580            1,168
Net assets at beginning of period                                    5,445            4,277
                                                                -------------------------------
Net assets at end of period                                      $  11,025        $   5,445
                                                                ===============================

    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the years ended December 31, 2001 and 2000
                                 (In Thousands)

                                                                       Neuberger Berman                 Neuberger Berman
                                                                   Advisers Management Trust        Advisers Management Trust
                                                                      Partners Portfolio          Socially Responsive Portfolio
                                                                 ----------------------------    -------------------------------
                                                                     2001            2000            2001              2000
                                                                 ------------    ------------    -------------    --------------
Increase in net assets from operations:
   Net Investment Income (loss)                                    $   (137)      $    (81)         $    (10)       $     (6)
   Realized gains (losses)                                                8          1,735               (45)             18
   Unrealized appreciation (depreciation) during the year              (518)        (1,804)               21             (21)
                                                                   --------       --------          --------        --------

Net increase in net assets from operations                             (647)          (150)              (34)             (9)
                                                                   --------       --------          --------        --------

Contract transactions:
   Net premium payments                                               1,900          2,661               276             248
   Surrenders                                                        (1,060)          (702)              (30)            (11)
   Policy loans                                                         (57)           (97)               (1)             (9)
   Transfers between sub-accounts (including
       fixed account), net                                              (77)        (4,403)               50              41
    Annuity Payments                                                     --             --                --              --
   Death benefits                                                       (23)           (79)               --              --
    Transfers to (from) required reserves                                --             --                --              --
   Administrative charges                                               (22)           (21)               (2)             (1)
   Loan collateral interest                                               8              5                --              --
                                                                   --------       --------          --------        --------

      Net increase (decrease) in net assets from
           contract transactions                                        669         (2,636)              293             268
                                                                   --------       --------          --------        --------

                   Total increase (decrease) in net assets               22         (2,786)              259             259

Net assets at beginning of period                                    13,749         16,535               634             375
                                                                   --------       --------          --------        --------

Net assets at end of period                                        $ 13,771       $ 13,749          $    893        $    634
                                                                   ========       ========          ========        ========

                                                                   Pilgrim Variable Trust             Pilgrim Variable Trust
                                                               Growth Opportunities Portfolio        Growth + Value Portfolio
                                                              --------------------------------     ----------------------------
                                                                  2001             2000                2001             2000
                                                              -----------      ---------------     -------------   ------------

Increase in net assets from operations:
   Net Investment Income (loss)                                   $    (41)        $    (10)        $   (792)        $   (957)
   Realized gains (losses)                                          (1,013)               8           (6,353)          26,954
   Unrealized appreciation (depreciation) during the year             (418)            (552)         (16,218)         (39,396)
                                                                  --------         --------         --------         --------

Net increase in net assets from operations                          (1,472)            (554)         (23,363)         (13,399)
                                                                  --------         --------         --------         --------

Contract transactions:
   Net premium payments                                                812            1,669           12,165           24,783
   Surrenders                                                         (371)             (30)          (4,949)          (3,435)
   Policy loans                                                        (11)             (13)            (116)            (408)
   Transfers between sub-accounts (including
       fixed account), net                                             844            2,155            2,290           14,353
    Annuity Payments                                                    --               --               --               --
   Death benefits                                                       --               --             (101)            (150)
    Transfers to (from) required reserves                               --               --               --               --
   Administrative charges                                               (2)              --              (78)             (49)
   Loan collateral interest                                             --               --               24               13
                                                                  --------         --------         --------         --------

      Net increase (decrease) in net assets from
           contract transactions                                     1,272            3,781            9,235           35,107
                                                                  --------         --------         --------         --------

                   Total increase (decrease) in net assets            (200)           3,227          (14,128)          21,708

Net assets at beginning of period                                    3,227               --           68,795           47,087
                                                                  --------         --------         --------         --------

Net assets at end of period                                       $  3,027         $  3,227         $ 54,667         $ 68,795
                                                                  ========         ========         ========         ========

                                                                 Pilgrim Variable Trust
                                                                High Yield Bond Portfolio
                                                              ----------------------------
                                                                 2001             2000
                                                              -----------     ------------
Increase in net assets from operations:
   Net Investment Income (loss)                                $    438      $    515
   Realized gains (losses)                                       (1,733)         (596)
   Unrealized appreciation (depreciation) during the year         1,306          (706)
                                                               --------      --------

Net increase in net assets from operations                           11          (787)
                                                               --------      --------

Contract transactions:
   Net premium payments                                             520           827
   Surrenders                                                      (509)         (295)
   Policy loans                                                     (13)          (13)
   Transfers between sub-accounts (including
       fixed account), net                                           80        (2,677)
    Annuity Payments                                                 --            --
   Death benefits                                                    --           (69)
    Transfers to (from) required reserves                            --            --
   Administrative charges                                            (5)           (4)
   Loan collateral interest                                           1             1
                                                               --------      --------

      Net increase (decrease) in net assets from
           contract transactions                                     74        (2,230)
                                                               --------      --------

                   Total increase (decrease) in net assets           85        (3,017)

Net assets at beginning of period                                 5,019         8,036
                                                               --------      --------

Net assets at end of period                                    $  5,104      $  5,019
                                                               ========      ========

                                                                         Pilgrim Variable Trust          Pilgrim Variable Trust
                                                                     International Value Portfolio          MagnaCap Portfolio
                                                                   --------------------------------     --------------------------
                                                                        2001              2000              2001           2000
                                                                   --------------    --------------     ------------   -----------
Increase in net assets from operations:
     Net investment income (loss)                                   $     20         $     58         $     --         $     --
     Realized gains (losses)                                          (2,194)           2,336              (31)               1
     Unrealized appreciation (depreciation) during the year              602           (1,991)             (40)              (4)
                                                                    --------         --------         --------         --------

Net increase (decrease) in net assets from operations                 (1,572)             403              (71)              (3)
                                                                    --------         --------         --------         --------

Contract transactions:
     Net premium payments                                              2,922            3,780              284              218
     Surrenders                                                       (1,107)            (446)             (82)              (2)
     Policy loans                                                        (30)             (21)              (3)              --
     Transfers between sub-accounts (including
         fixed account), net                                           2,192            1,001              276              164
     Annuity payments                                                     --               --               --               --
     Death benefits                                                     (113)             (29)              --               --
     Transfers to (from) required reserves                                --               --               --               --
     Administrative charges                                               (9)              (5)              (1)              --
     Loan collateral interest                                              2                1               --               --
                                                                    --------         --------         --------         --------

        Net increase (decrease) in net assets from
             contract transactions                                     3,857            4,281              474              380
                                                                    --------         --------         --------         --------

                     Total increase (decrease) in net assets           2,285            4,684              403              377

Net assets at beginning of period                                     13,087            8,403              377               --
                                                                    --------         --------         --------         --------

Net assets at end of period                                         $ 15,372         $ 13,087         $    780         $    377
                                                                    ========         ========         ========         ========

                                                                                                      Pilgrim Variable Trust
                                                                      Pilgrim Variable Trust             Research Enhanced
                                                                  MidCap Opportunities Portfolio          Index Portfolio
                                                                 -------------------------------    -------------------------
                                                                     2001              2000             2001          2000
                                                                 -------------    --------------    -----------    ----------
Increase in net assets from operations:
   Net investment income (loss)                                   $    (17)        $     (4)        $   (124)        $   (182)
   Realized gains (losses)                                            (200)              --             (581)              73
   Unrealized appreciation (depreciation) during the year             (230)             (95)          (1,502)          (2,447)
                                                                  --------         --------         --------         --------

Net increase (decrease) in net assets from operations                 (447)             (99)          (2,207)          (2,556)
                                                                  --------         --------         --------         --------

Contract transactions:
   Net premium payments                                                532              720              607            2,784
   Surrenders                                                          (55)              (1)          (2,632)          (1,102)
   Policy loans                                                         (4)              (1)               2              (22)
   Transfers between sub-accounts (including
       fixed account), net                                             304              382           (1,079)          (2,864)
   Annuity payments                                                     --               --               --               --
   Death benefits                                                       --               --              (52)             (28)
   Transfers to (from) required reserves                                --               --               --               --
   Administrative charges                                               (1)              --               (5)              (4)
   Loan collateral interest                                             --               --                1                1
                                                                  --------         --------         --------         --------

      Net increase (decrease) in net assets from
           contract transactions                                       776            1,100           (3,158)          (1,235)
                                                                  --------         --------         --------         --------

                   Total increase (decrease) in net assets             329            1,001           (5,365)          (3,791)

Net assets at beginning of period                                    1,001               --           16,939           20,730
                                                                  --------         --------         --------         --------

Net assets at end of period                                       $  1,330         $  1,001         $ 11,574         $ 16,939
                                                                  ========         ========         ========         ========



                                                                          Pilgrim Variable Trust
                                                                    SmallCap Opportunities Portfolio
                                                                   ---------------------------------
                                                                        2001               2000
                                                                   -------------      --------------
Increase in net assets from operations:
     Net investment income (loss)                                     $   (555)          $   (509)
     Realized gains (losses)                                            (9,391)            11,054
     Unrealized appreciation (depreciation) during the year             (4,962)           (13,065)
                                                                      --------           --------

Net increase (decrease) in net assets from operations                  (14,908)            (2,520)
                                                                      --------           --------

Contract transactions:
     Net premium payments                                               10,024             20,814
     Surrenders                                                         (3,544)            (2,224)
     Policy loans                                                         (126)              (166)
     Transfers between sub-accounts (including
         fixed account), net                                             2,416              9,342
     Annuity payments                                                       --                 --
     Death benefits                                                       (107)              (113)
     Transfers to (from) required reserves                                  --                 --
     Administrative charges                                                (46)               (20)
     Loan collateral interest                                               10                  4
                                                                      --------           --------

        Net increase (decrease) in net assets from
             contract transactions                                       8,627             27,637
                                                                      --------           --------

                     Total increase (decrease) in net assets            (6,281)            25,117

Net assets at beginning of period                                       46,114             20,997
                                                                      --------           --------

Net assets at end of period                                           $ 39,833           $ 46,114
                                                                      ========           ========









    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the years ended December 31, 2001 and 2000
                                 (In Thousands)

                                                                    OCC Accumulation Trust       OCC Accumulation Trust
                                                                       Equity Portfolio          Global Equity Portfolio
                                                                  -------------------------    --------------------------
                                                                      2001          2000           2001           2000
                                                                  -----------   -----------    -------------  -----------
Increase in net assets from operations:
     Net investment income (loss)                                   $   (38)      $   (24)      $   (23)        $    (5)
     Realized gains (losses)                                             62           154          (224)             48
     Unrealized appreciation (depreciation) during the year            (513)          131           (28)             17
                                                                    -------       -------       -------         -------

Net increase (decrease) in net assets from operations                  (489)          261          (275)             60
                                                                    -------       -------       -------         -------

Contract transactions:
     Net premium payments                                             1,165           701           450             462
     Surrenders                                                        (377)         (115)          (96)            (24)
     Policy loans                                                       (26)          (33)          (10)            (10)
     Transfers between sub-accounts (including
         fixed account), net                                          1,600          (613)          152             (99)
     Annuity payments                                                    --            --            --              --
     Death benefits                                                     (46)          (28)           --             (47)
     Transfers to (from) required reserves                               --            --            --              --
     Administrative charges                                              (6)           (5)           (3)             (2)
     Loan collateral interest                                             2             1             1              --
                                                                    -------       -------       -------         -------

        Net increase (decrease) in net assets from
             contract transactions                                    2,312           (92)          494             280
                                                                    -------       -------       -------         -------

                     Total increase (decrease) in net assets          1,823           169           219             340

Net assets at beginning of period                                     3,508         3,339         1,479           1,139
                                                                    -------       -------       -------         -------

Net assets at end of period                                         $ 5,331       $ 3,508       $ 1,698         $ 1,479
                                                                    =======       =======       =======         =======

                                                                    OCC Accumulation Trust              OCC Accumulation Trust
                                                                       Managed Portfolio                 Small Cap Portfolio
                                                                   -----------------------         ----------------------------
                                                                       2001        2000                 2001           2000
                                                                   ----------  -----------         -------------   ------------
Increase in net assets from operations:
     Net investment income (loss)                                 $    110       $     11           $    (72)        $    (33)
     Realized gains (losses)                                           182            836                501              766
     Unrealized appreciation (depreciation) during the year         (1,334)           155                104              639
                                                                  --------       --------           --------         --------

Net increase (decrease) in net assets from operations               (1,042)         1,002                533            1,372
                                                                  --------       --------           --------         --------

Contract transactions:
     Net premium payments                                            2,865          2,298              2,080            1,078
     Surrenders                                                     (1,453)          (733)              (415)            (108)
     Policy loans                                                      (12)           (58)               (16)             (26)
     Transfers between sub-accounts (including
         fixed account), net                                         1,066         (5,664)             3,189            2,076
     Annuity payments                                                   --             --                 --               --
     Death benefits                                                    (29)           (83)                --              (34)
     Transfers to (from) required reserves                              --             --                 --               --
     Administrative charges                                            (22)           (20)               (12)              (5)
     Loan collateral interest                                            7              4                  3                1
                                                                  --------       --------           --------         --------

        Net increase (decrease) in net assets from
             contract transactions                                   2,422         (4,256)             4,829            2,982
                                                                  --------       --------           --------         --------

                     Total increase (decrease) in net assets         1,380         (3,254)             5,362            4,354

Net assets at beginning of period                                   14,338         17,592              7,095            2,741
                                                                  --------       --------           --------         --------

Net assets at end of period                                       $ 15,718       $ 14,338           $ 12,457         $  7,095
                                                                  ========       ========           ========         ========







    The accompanying notes are an integral part of the financial statements.

                                 NORTHERN LIFE
                              SEPARATE ACCOUNT ONE
                         NOTES TO FINANCIAL STATEMENTS


1.   ORGANIZATION:

     Northern Life Separate Account One (the "Account") is a separate account of Northern Life Insurance Company ("Northern Life"), an indirect, wholly-owned subsidiary of ING ReliaStar Financial Corp., which itself is an indirect wholly-owned subsidiary of ING Groep N.V. The Account commenced operations on October 20, 1995 and is registered as a unit investment trust under the Investment Company Act of 1940.

     The Account includes the following products: The Northern Life Advantage, The Northern Life Advantage Century, The Northern Life Advantage Century Plus, and The Northern Life Advantage RIA. Payments received under the contracts are allocated to sub-accounts of the Account, each of which is invested in one of the funds listed below during the year:

     The Alger American Fund            Neuberger Berman Advisers Management Trust         Pilgrim Variable Product Trust
     -----------------------            ------------------------------------------         ------------------------------
     Growth Portfolio                   AMT Limited Maturity Bond Portfolio                VP Growth Opportunities Portfolio
     MidCap Growth Portfolio            AMT Partners Portfolio                             VP Growth + Value Portfolio
     Leveraged AllCap Portfolio         AMT Socially Responsive Portfolio                  VP High Yield Bond Portfolio
     Small Capitalization Portfolio                                                        VP International Value Portfolio
                                            Janus Aspen Series                             VP MagnaCap Portfolio
                                            ------------------
    AIM Variable Insurance Funds            Aggressive Growth Portfolio                    VP MidCap Opportunities Portfolio
    ----------------------------
    AIM V.I. Dent Demographic Trends Fund   Growth Portfolio                               VP Research Enhanced Index Portfolio
                                            International Growth Portfolio                 VP SmallCap Opportunities Portfolio
                                            Worldwide Growth Portfolio
    OCC Accumulation Trust
    ----------------------
    Equity Portfolio
    Global Equity Portfolio                            Fidelity VIP
                                                       ------------
    Managed Portfolio                   VIP Equity-Income Portfolio - IC Shares
    Small Cap Portfolio                 VIP Growth Portfolio - IC Shares
                                        VIP Money Market Portfolio - IC Shares
                                        VIP Overseas Portfolio - IC Shares

    Fidelity VIP II                                             Fidelity VIP III
    ---------------                                             ----------------
    VIP II Asset Manager Portfolio - IC Shares                  VIP III Growth Opportunities Portfolio - IC Shares
    VIP II Asset Manager Growth Portfolio - IC Shares
    VIP II Contrafund Portfolio - IC Shares
    VIP II Index 500 Portfolio - IC Shares
    VIP II Investment Grade Bond Portfolio - IC Shares

     Fred Alger Management, Inc. is the investment adviser for the four portfolios of The Alger American Fund and is paid fees for its services by The Alger American Fund Portfolios. Fidelity Management & Research Company is the investment adviser for Fidelity Variable Insurance Products Fund
     (VIP), Variable Insurance Products Fund II (VIP II) and Variable Insurance Products Fund III (VIP III) and is paid for its services by the VIP, VIP II and VIP III Portfolios. ING Pilgrim Advisors, Inc., an affiliate of Northern Life, is the investment adviser for the eight Pilgrim Variable Products Trust Portfolios and is paid fees for its services by the Portfolios. Janus Capital Corporation is the investment adviser for the four portfolios of Janus Aspen Series Institutional Shares and is paid fees for its services by the Janus Aspen Series Portfolios. Neuberger Berman Management is the investment manager for the three portfolios of the Advisers Management Trust and is paid fees for its services by the Neuberger Berman Advisers Management Trust Funds. OpCap Advisors is the investment adviser for the four portfolios of the OCC Accumulation Trust and is paid fees for its services by the OCC Accumulation Trust Funds. AIM Advisors, Inc. is the investment adviser for the AIM V.I. Dent Demographic Trends Fund and is paid fees for its services by the fund. The related funds' prospectuses contain further information.

     Fidelity VIP II Contrafund Portfolio and Asset Manager Growth Portfolio are registered trademarks of FMR Corporation.

                                  NORTHERN LIFE
                              SEPARATE ACCOUNT ONE
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


1.   ORGANIZATION, CONTINUED:

     On April 28, 2000, Pilgrim Advisors, Inc. merged with Pilgrim Investments, Inc.

     On May 1, 2000, Northstar Galaxy Trust Portfolio changed its name to Pilgrim Variable Products Trust Portfolio (VP). Also on May 1, 2000, the Northstar Galaxy Trust Emerging Growth Portfolio and the Northstar Galaxy Trust Growth and Value Portfolio changed their names to Pilgrim VP SmallCap Opportunities Portfolio and Pilgrim VP Growth + Value Portfolio, respectively. In addition, sub-accounts investing in Pilgrim VP MagnaCap Portfolio, Pilgrim VP Growth Opportunities Portfolio, Pilgrim VP MidCap Opportunities Portfolio and AIM VI Dent Demographic Trends Fund were made available to purchasers of products held by the Account.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     INVESTMENTS: The market value of investments in the sub-accounts is based on the closing net asset values of the fund shares held at the end of the year. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are reinvested on the ex-dividend date. Net realized gains and losses on redemptions of shares of the funds are determined on the basis of specific identification of fund share costs.

     VARIABLE ANNUITY RESERVES: Net Assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by Northern Life Insurance Company and may result in additional amounts being transferred into the variable annuity account by Northern Life Insurance Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

     FEDERAL INCOME TAXES: The operations of the Account are included in the federal income tax return of Northern Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, Northern Life does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. Northern Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

3.   CHARGES AND TRANSFERS:

     No deduction is made for a sales charge from the purchase payments made for the contracts. However, on certain surrenders Northern Life will deduct from the contract value a surrender charge as set forth in the contract. Certain charges are made by Northern Life to Contract Owners' Variable Account Contract Value in accordance with the terms of the contracts. These charges may include: an annual contract charge of $30 from each contract on the anniversary date or at the time of surrender, if surrender is at a time other than the anniversary date; a daily administrative charge; and a daily charge for mortality and expense risk assumed by Northern Life. Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a contract lives in a state, which levies such a tax, Northern Life may deduct the amount of the tax from the purchase payments received or the value of the contract at annuitization.

     Transfers to (from) Northern Life relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by Northern Life, policyholder transfers between the general account and the sub-accounts and other policyholder activity including contract deposit and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Payable to (from) Northern Life Insurance Company.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


4. PURCHASES AND SALES OF INVESTMENTS:

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows (in thousands):

                                                                                       COST OF                    PROCEEDS
                                                                                      PURCHASES                  FROM SALES
                                                                                      ---------                  ----------
           FUND
           ----
           The Alger American Fund:
               Alger American Growth Portfolio                                       $      22,431              $     10,273
               Alger American MidCap Growth Portfolio                                       23,245                     7,906
               Alger American Leveraged AllCap Portfolio                                    11,362                     8,542
               Alger American Small Capitalization Portfolio                                 3,062                       797
           AIM Variable Insurance Funds:
               AIM V.I. Dent Demographic Trends Fund                                         3,085                     1,778
           Fidelity's VIP:
               VIP Equity-Income Portfolio - IC Shares                                      14,308                     5,494
               VIP Growth Portfolio - IC Shares                                             16,831                     5,964
               VIP Money Market Portfolio - IC Shares                                      278,607                   265,311
               VIP Overseas Portfolio - IC Shares                                              240                       199
           Fidelity's VIP II:
               VIP II Asset Manager Portfolio - IC Shares                                      369                     1,127
               VIP II Asset Manager Growth Portfolio - IC Shares                             3,189                     2,033
               VIP II Contrafund Portfolio - IC Shares                                       7,230                     6,548
               VIP II Index 500 Portfolio - IC Shares                                       22,707                    12,459
               VIP II Investment Grade Bond Portfolio - IC Shares                           10,523                     2,316
           Fidelity's VIP III:
               VIP III Growth Opportunities Portfolio - IC Shares                              668                       682
           Janus Aspen Series:
               Aggressive Growth Portfolio                                                  10,898                     4,367
               Growth Portfolio                                                              8,828                     7,328
               International Growth Portfolio                                              135,422                   129,816
               Worldwide Growth Portfolio                                                  114,280                   109,444
           Neuberger Berman Advisers Management Trust:
               AMT Limited Maturity Bond Portfolio                                           6,628                     1,315
               AMT Partners Portfolio                                                        2,583                     1,560
               AMT Socially Responsive Portfolio                                               942                       658
           Pilgrim Variable Products Trust:
               Pilgrim VP Growth Opportunities Portfolio                                     2,334                     1,104
               Pilgrim VP Growth + Value Portfolio                                          18,475                     9,901
               Pilgrim VP High Yield Bond Portfolio                                          4,299                     3,905
               Pilgrim VP International Value Portfolio                                     30,193                    25,863
               Pilgrim VP MagnaCap Portfolio                                                   630                       156
               Pilgrim VP MidCap Opportunities Portfolio                                     1,080                       319
               Pilgrim VP Research Enhanced Index Portfolio                                    412                     3,700
               Pilgrim VP SmallCap Opportunities Portfolio                                  19,037                    10,890
           OCC Accumulation Trust:
               Equity Portfolio                                                             11,355                     9,062
               Global Equity Portfolio                                                       5,393                     4,909
               Managed Portfolio                                                            12,240                     9,716
               Small Cap Portfolio                                                          26,615                    21,398

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding for the years ended December 31, 2001 and 2000 were as follows:

                                                                                        2001
                                                                 ---------------------------------------------------
                                                                                                       NET INCREASE
                                                                  UNITS ISSUED      UNITS REDEEMED      (DECREASE)
                                                                 ---------------   ----------------   --------------
The Alger American Fund:
        Alger American Growth Portfolio                                1,262,693         1,093,998          168,695
        Alger American MidCap Growth Portfolio                         1,272,754         1,024,123          248,631
        Alger American Leveraged AllCap Portfolio                      1,001,637           939,325           62,312
        Alger American Small Capitalization Portfolio                    588,756           341,005          247,751
AIM Variable Insurance Funds:
        AIM V.I. Dent Demographic Trends Fund                            945,063           744,633          200,430
Fidelity's Variable Insurance Products Fund (VIP):
        VIP Equity-Income Portfolio - IC Shares                        1,160,653           776,879          383,774
        VIP Growth Portfolio - IC Shares                               1,297,386           925,800          371,586
        VIP Money Market Portfolio - IC Shares                        50,020,229        49,001,485        1,018,744
        VIP Overseas Portfolio - IC Shares                                 6,558            19,254          (12,696)
Fidelity's Variable Insurance Products Fund II (VIP II):
        VIP II Asset Manager Portfolio - IC Shares                        28,365            92,352          (63,987)
        VIP II Asset Manager Growth Portfolio - IC Shares                351,318           340,128           11,190
        VIP II Contrafund Portfolio - IC Shares                        1,090,566         1,151,021          (60,455)
        VIP II Index 500 Portfolio - IC Shares                         2,289,514         1,793,272          496,242
        VIP II Investment Grade Bond Portfolio - IC Shares             1,280,170           567,473          712,697
Fidelity's Variable Insurance Products Fund III (VIP III):
        VIP III Growth Opportunities Portfolio - IC Shares               220,664           224,379           (3,715)
Janus Aspen Series:
        Aggressive Growth Portfolio                                    1,726,645         1,299,372          427,273
        Growth Portfolio                                               1,621,209         1,518,456          102,753
        International Growth Portfolio                                20,708,071        20,229,066          479,005
        Worldwide Growth Portfolio                                    18,095,352        17,742,298          353,054
Neuberger Berman Advisers Management Trust:
        AMT Limited Maturity Bond Portfolio                              739,243           302,305          436,938
        AMT Partners Portfolio                                           494,327           437,956           56,371
        AMT Socially Responsive Portfolio                                146,272           118,521           27,751
Pilgrim Variable Products Trust:
        Pilgrim VP Growth Opportunities Portfolio                        598,919           398,980          199,939
        Pilgrim VP Growth + Value Portfolio                            1,605,784         1,191,942          413,842
        Pilgrim VP High Yield Bond Portfolio                             951,030           936,426           14,604
        Pilgrim VP International Value Portfolio                       3,866,751         3,606,083          260,668
        Pilgrim VP MagnaCap Portfolio                                     81,291            31,002           50,289
        Pilgrim VP MidCap Opportunities Portfolio                        231,252           118,608          112,644
        Pilgrim VP Research Enhanced Index Portfolio                     218,413           543,235         (324,822)
        Pilgrim VP SmallCap Opportunities Portfolio                    1,136,495           836,834          299,661
OCC Accumulation Trust:
        Equity Portfolio                                               1,698,272         1,519,084          179,188
        Global Equity Portfolio                                          833,659           795,649           38,010
        Managed Portfolio                                              2,070,599         1,867,360          203,239
        Small Cap Portfolio                                            4,128,429         3,765,767          362,662

                                                                                            2000
                                                                     --------------------------------------------------
                                                                                                          NET INCREASE
                                                                      UNITS ISSUED     UNITS REDEEMED      (DECREASE)
                                                                     --------------   ----------------   --------------
The Alger American Fund:
        Alger American Growth Portfolio                                 1,757,540            741,453         1,016,087
        Alger American MidCap Growth Portfolio                          1,255,925            835,123           420,802
        Alger American Leveraged AllCap Portfolio                       1,834,599            978,069           856,530
        Alger American Small Capitalization Portfolio                     493,151            183,829           309,322
AIM Variable Insurance Funds:
        AIM V.I. Dent Demographic Trends Fund                           1,161,692             75,830         1,085,862
Fidelity's Variable Insurance Products Fund (VIP):
        VIP Equity-Income Portfolio - IC Shares                         1,199,274          1,281,557           (82,283)
        VIP Growth Portfolio - IC Shares                                1,393,942            571,538           822,404
        VIP Money Market Portfolio - IC Shares                          8,691,721          8,596,611            95,110
        VIP Overseas Portfolio - IC Shares                                 16,619             38,342           (21,723)
Fidelity's Variable Insurance Products Fund II (VIP II):
        VIP II Asset Manager Portfolio - IC Shares                         72,257            171,411           (99,154)
        VIP II Asset Manager Growth Portfolio - IC Shares                 527,182            351,153           176,029
        VIP II Contrafund Portfolio - IC Shares                         1,767,741          1,448,573           319,168
        VIP II Index 500 Portfolio - IC Shares                          3,026,001          2,228,389           797,612
        VIP II Investment Grade Bond Portfolio - IC Shares                434,816            167,830           266,986
Fidelity's Variable Insurance Products Fund III (VIP III):
        VIP III Growth Opportunities Portfolio - IC Shares                430,239            421,570             8,669
Janus Aspen Series:
        Aggressive Growth Portfolio                                     2,531,522          1,032,760         1,498,762
        Growth Portfolio                                                2,396,626            605,943         1,790,683
        International Growth Portfolio                                  2,394,833          1,797,444           597,389
        Worldwide Growth Portfolio                                      4,393,502          2,359,298         2,034,204
Neuberger Berman Advisers Management Trust:
        AMT Limited Maturity Bond Portfolio                               403,423            318,231            85,192
        AMT Partners Portfolio                                            922,025          1,162,899          (240,874)
        AMT Socially Responsive Portfolio                                 107,671             83,263            24,408
Pilgrim Variable Products Trust:
        Pilgrim VP Growth Opportunities Portfolio                         398,546             34,162           364,384
        Pilgrim VP Growth + Value Portfolio                             3,121,276          2,156,924           964,352
        Pilgrim VP High Yield Bond Portfolio                              484,917            721,162          (236,245)
        Pilgrim VP International Value Portfolio                          383,997            124,687           259,310
        Pilgrim VP MagnaCap Portfolio                                      38,168                708            37,460
        Pilgrim VP MidCap Opportunities Portfolio                         112,562              1,190           111,372
        Pilgrim VP Research Enhanced Index Portfolio                      619,733            722,491          (102,758)
        Pilgrim VP SmallCap Opportunities Portfolio                     2,587,959          1,896,249           691,710
OCC Accumulation Trust:
        Equity Portfolio                                                1,931,812          1,940,329            (8,517)
        Global Equity Portfolio                                           150,907            128,568            22,339
        Managed Portfolio                                               1,701,254          2,095,156          (393,902)
        Small Cap Portfolio                                             1,288,386          1,034,262           254,124

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                    NOTES TO FINANCIAL STATEMENTS, Continued

6. UNIT VALUES
     A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts, expense ratios, excluding expenses of the underlying funds, investment income ratios and total returns for the period ended December 31, 2001, follows:

                                                                             NET ASSETS
                                                                ------------------------------------

                 UNITS                                                  UNIT VALUE         (000'S)
                 -----                                          ------------------------- ----------
                                                                    2000         2001
                                                                    ----         ----
Alger American Growth Portfolio
-------------------------------
December 31
          2001             3,504,224                             $    22.45   $   19.52   $ 68,389
Alger American MidCap Growth Portfolio
--------------------------------------
December 31
          2001             1,366,163                                  22.27       20.52     28,036
Alger American Leveraged AllCap Portfolio
-----------------------------------------
December 31
          2001             2,084,235                                  27.11       22.47     46,833
Alger American Small Capitalization Portfolio
---------------------------------------------
December 31
          2001             1,442,330                                  12.82        8.91     12,855
AIM V.I. Dent Demographic Trends Fund
-------------------------------------
December 31
          2001             1,286,292                                   7.81        5.24      6,741
Fidelity's VIP Equity-Income Portfolio - IC Shares
--------------------------------------------------
December 31
          2001             2,446,660                                  18.83       17.64     43,165
Fidelity's VIP Growth Portfolio - IC Shares
-------------------------------------------
December 31
          2001             3,333,948                                  22.14       17.98     59,933
Fidelity's VIP Money Market Portfolio - IC Shares
-------------------------------------------------
December 31
          2001             2,258,455                                  12.32       12.66     28,819
Fidelity's VIP Overseas Portfolio - IC Shares
---------------------------------------------
December 31
          2001               112,631                                  14.80       12.28      1,383
Fidelity's VIP II Asset Manager Portfolio - IC Shares
-----------------------------------------------------
December 31
          2001               258,446                                  16.56       15.66      4,046
Fidelity's VIP II Asset Manager Growth Portfolio - IC Shares
------------------------------------------------------------
December 31
          2001             1,101,469                                  17.25       15.75     17,351
Fidelity's VIP II Contrafund Portfolio - IC Shares
--------------------------------------------------
December 31
          2001             3,526,209                                  21.80       18.86     66,502
Fidelity's VIP II Index 500 Portfolio - IC Shares
-------------------------------------------------
December 31
          2001             6,125,723                                  22.56       19.55    119,788
Fidelity's VIP II Investment Grade Bond Portfolio - IC Shares
-------------------------------------------------------------
December 31
          2001             1,202,541                                  10.74       11.49     13,815
Fidelity's VIP III Growth Opportunities Portfolio - IC Shares
-------------------------------------------------------------
December 31
          2001               342,720                                   8.21        6.93      2,375
Janus Aspen Series Aggressive Growth Portfolio
----------------------------------------------
December 31
          2001             2,794,292                                  21.56       12.87     35,974
Janus Aspen Series Growth Portfolio
-----------------------------------
December 31
          2001             3,682,000                                  16.21       12.03     44,303
Janus Aspen Series International Growth Portfolio
-------------------------------------------------
December 31
          2001             1,550,048                                  16.49       12.48     19,344
Janus Aspen Series Worldwide Growth Portfolio
---------------------------------------------
December 31
          2001             6,417,600                                  16.77       12.83     82,310
Neuberger Berman AMT Limited Maturity Bond Portfolio
----------------------------------------------------
December 31
          2001               929,272                                  11.06       11.86     11,025
Neuberger Berman AMT Partners Portfolio
---------------------------------------
December 31
          2001             1,295,471                                  11.09       10.63     13,771
Neuberger Berman AMT Socially Responsive Portfolio
--------------------------------------------------
December 31
          2001                85,042                                  11.04       10.50        893

                                                                                     INVESTMENT
                 UNITS                                             EXPENSE RATIO    INCOME RATIO   TOTAL RETURN
                 -----                                            ---------------  -------------- --------------


Alger American Growth Portfolio
-------------------------------
December 31
          2001             3,504,224                                         1.4%          -0.23%      -13.05%
Alger American MidCap Growth Portfolio
--------------------------------------
December 31
          2001             1,366,163                                         1.4%           0.00%       -7.83%
Alger American Leveraged AllCap Portfolio
-----------------------------------------
December 31
          2001             2,084,235                                         1.4%           0.00%      -17.11%
Alger American Small Capitalization Portfolio
---------------------------------------------
December 31
          2001             1,442,330                                         1.4%          -0.05%      -30.50%
AIM V.I. Dent Demographic Trends Fund
-------------------------------------
December 31
          2001             1,286,292                                         1.4%           0.00%      -32.87%
Fidelity's VIP Equity-Income Portfolio - IC Shares
--------------------------------------------------
December 31
          2001             2,446,660                                         1.4%          -1.58%       -6.29%
Fidelity's VIP Growth Portfolio - IC Shares
-------------------------------------------
December 31
          2001             3,333,948                                         1.4%          -0.08%      -18.80%
Fidelity's VIP Money Market Portfolio - IC Shares
-------------------------------------------------
December 31
          2001             2,258,455                                         1.4%          -3.91%        2.74%
Fidelity's VIP Overseas Portfolio - IC Shares
---------------------------------------------
December 31
          2001               112,631                                         1.4%          -5.60%      -17.02%
Fidelity's VIP II Asset Manager Portfolio - IC Shares
-----------------------------------------------------
December 31
          2001               258,446                                         1.4%          -4.54%       -5.43%
Fidelity's VIP II Asset Manager Growth Portfolio - IC Shares
------------------------------------------------------------
December 31
          2001             1,101,469                                         1.4%          -2.90%       -8.69%
Fidelity's VIP II Contrafund Portfolio - IC Shares
--------------------------------------------------
December 31
          2001             3,526,209                                         1.4%          -0.81%      -13.47%
Fidelity's VIP II Index 500 Portfolio - IC Shares
-------------------------------------------------
December 31
          2001             6,125,723                                         1.4%          -1.13%      -13.33%
Fidelity's VIP II Investment Grade Bond Portfolio - IC Shares
-------------------------------------------------------------
December 31
          2001             1,202,541                                         1.4%          -3.42%        6.95%
Fidelity's VIP III Growth Opportunities Portfolio - IC Shares
-------------------------------------------------------------
December 31
          2001               342,720                                         1.4%          -0.38%      -15.62%
Janus Aspen Series Aggressive Growth Portfolio
----------------------------------------------
December 31
          2001             2,794,292                                         1.4%           0.00%      -40.30%
Janus Aspen Series Growth Portfolio
-----------------------------------
December 31
          2001             3,682,000                                         1.4%          -0.07%      -25.79%
Janus Aspen Series International Growth Portfolio
-------------------------------------------------
December 31
          2001             1,550,048                                         1.4%          -1.02%      -24.31%
Janus Aspen Series Worldwide Growth Portfolio
---------------------------------------------
December 31
          2001             6,417,600                                         1.4%          -0.48%      -23.52%
Neuberger Berman AMT Limited Maturity Bond Portfolio
----------------------------------------------------
December 31
          2001               929,272                                         1.4%          -4.43%        7.26%
Neuberger Berman AMT Partners Portfolio
---------------------------------------
December 31
          2001             1,295,471                                         1.4%          -0.39%       -4.19%
Neuberger Berman AMT Socially Responsive Portfolio
--------------------------------------------------
December 31
          2001                85,042                                         1.4%           0.00%       -4.93%

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                    NOTES TO FINANCIAL STATEMENTS, Continued

6. UNIT VALUES (CONTINUED)

     A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts, expense ratios, excluding expenses of the underlying funds, investment income ratios and total returns for the period ended December 31, 2001, follows:

                                                                             NET ASSETS
                                                             -----------------------------------------
                               UNITS                                   UNIT VALUE            (000'S)
                                                             ----------------------------  -----------
                                                                  2000            2001
                                                                  ----            ----
Pilgrim Variable Trust Growth Opportunities Portfolio
-----------------------------------------------------
December 31
          2001               564,323                           $    8.86        $   5.36     $  3,027
Pilgrim Variable Trust Growth + Value Portfolio
-----------------------------------------------
December 31
          2001             2,879,628                               27.90           18.98       54,667
Pilgrim Variable Trust High Yield Bond Portfolio
------------------------------------------------
December 31
          2001               612,472                                8.39            8.33        5,104
Pilgrim Variable Trust International Value Portfolio
----------------------------------------------------
December 31
          2001             1,008,480                               17.50           15.24       15,372
Pilgrim Variable Trust MagnaCap Portfolio
-----------------------------------------
December 31
          2001                87,749                               10.07            8.89          780
Pilgrim Variable Trust MidCap Opportunities Portfolio
-----------------------------------------------------
December 31
          2001               224,016                                8.98            5.94        1,330
Pilgrim Variable Trust Research Enhanced Index Portfolio
--------------------------------------------------------
December 31
          2001             1,219,276                               10.97            9.49       11,574
Pilgrim Variable Trust SmallCap Opportunities Portfolio
-------------------------------------------------------
December 31
          2001             1,566,266                               36.41           25.43       39,833
OCC Accumulation Trust Equity Portfolio
---------------------------------------
December 31
          2001               452,038                               12.86           11.79        5,331
OCC Accumulation Trust Global Equity Portfolio
----------------------------------------------
December 31
          2001               146,807                               13.61           11.57        1,698
OCC Accumulation Trust Managed Portfolio
----------------------------------------
December 31
          2001             1,405,033                               11.93           11.19       15,718
OCC Accumulation Trust Small Cap Portfolio
------------------------------------------
December 31
          2001               926,420                               12.59           13.45       12,457

                                                                                     INVESTMENT
                 UNITS                                             EXPENSE RATIO    INCOME RATIO   TOTAL RETURN
                 -----                                            ---------------  -------------- --------------


Pilgrim Variable Trust Growth Opportunities Portfolio
-----------------------------------------------------
December 31
          2001               564,323                                    1.4%            0.00%         -39.42%
Pilgrim Variable Trust Growth + Value Portfolio
-----------------------------------------------
December 31
          2001             2,879,628                                    1.4%            0.00%         -31.96%
Pilgrim Variable Trust High Yield Bond Portfolio
------------------------------------------------
December 31
          2001               612,472                                    1.4%           -9.58%          -0.71%
Pilgrim Variable Trust International Value Portfolio
----------------------------------------------------
December 31
          2001             1,008,480                                    1.4%           -1.55%         -12.90%
Pilgrim Variable Trust MagnaCap Portfolio
-----------------------------------------
December 31
          2001                87,749                                    1.4%           -1.40%         -11.70%
Pilgrim Variable Trust MidCap Opportunities Portfolio
-----------------------------------------------------
December 31
          2001               224,016                                    1.4%            0.00%         -33.86%
Pilgrim Variable Trust Research Enhanced Index Portfolio
--------------------------------------------------------
December 31
          2001             1,219,276                                    1.4%           -0.51%         -13.46%
Pilgrim Variable Trust SmallCap Opportunities Portfolio
-------------------------------------------------------
December 31
          2001             1,566,266                                    1.4%            0.00%         -30.15%
OCC Accumulation Trust Equity Portfolio
---------------------------------------
December 31
          2001               452,038                                    1.4%           -0.53%          -8.32%
OCC Accumulation Trust Global Equity Portfolio
----------------------------------------------
December 31
          2001               146,807                                    1.4%            0.00%         -15.03%
OCC Accumulation Trust Managed Portfolio
----------------------------------------
December 31
          2001             1,405,033                                    1.4%           -2.13%          -6.24%
OCC Accumulation Trust Small Cap Portfolio
------------------------------------------
December 31
          2001               926,420                                    1.4%           -0.59%           6.82%


                          INDEPENDENT AUDITOR'S REPORT

Board of Directors
Northern Life Insurance Company


We have audited the accompanying statements of assets and liabilities of the Northern Life Separate Account One sub-accounts (Alger American Growth Portfolio, Alger American MidCap Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American Small Capitalization Portfolio, AIM V.I. Dent Demographic Trends Fund, VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP Money Market Portfolio, VIP Overseas Portfolio, VIP II Asset Manager Portfolio, VIP II Asset Manager Growth Portfolio, VIP II Contrafund Portfolio, VIP II Index 500 Portfolio, VIP II Investment Grade Bond Portfolio, VIP III Growth Opportunities Portfolio, Aggressive Growth Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio, AMT Limited Maturity Bond Portfolio, AMT Partners Portfolio, AMT Socially Responsive Portfolio, Pilgrim VP Growth Opportunities Portfolio, Pilgrim VP Growth + Value Portfolio, Pilgrim VP High Yield Bond Portfolio, Pilgrim VP International Value Portfolio, Pilgrim VP MagnaCap Portfolio, Pilgrim VP MidCap Opportunities Portfolio, Pilgrim VP Research Enhanced Index Portfolio, Pilgrim VP SmallCap Opportunities Portfolio, Equity Portfolio, Global Equity Portfolio, Managed Portfolio, and Small Cap Portfolio) as of December 31, 2001 and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Northern Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Northern Life Separate Account One as of December 31, 2001, and the results of their operations for the year then ended, and changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP


/s/ Ernst & Young LLP

Minneapolis, Minnesota
February 15, 2002

                        RELIASTAR LIFE INSURANCE COMPANY
                    FINANCIAL STATEMENTS -- STATUTORY BASIS
                     YEARS ENDED DECEMBER 31, 2001 AND 2000

CONTENTS

Report of Independent Auditors..............................   F-2
Audited Financial Statements -- Statutory Basis
Balance Sheets -- Statutory Basis...........................   F-3
Statements of Operations -- Statutory Basis.................   F-5
Statements of Changes in Capital and Surplus -- Statutory
  Basis.....................................................   F-6
Statements of Cash Flows -- Statutory Basis.................   F-7
Notes to Financial Statements -- Statutory Basis............   F-9

REPORT OF INDEPENDENT AUDITORS

Board of Directors and Shareholder
ReliaStar Life Insurance Company
Minneapolis, Minnesota

     We have audited the accompanying statutory-basis balance sheets of ReliaStar Life Insurance Company (an indirect, wholly-owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2000 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

     As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

     In our opinion, because of the effects of the matters discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Reliastar Life Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for the years then ended.

     However, in our opinion the financial statements referred to above present fairly, in all material respects, the financial position of Reliastar Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce.

     As discussed in Note 3 to the financial statements, in 2001 Reliastar Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Minnesota Department of Commerce.
                                          /s/ Ernst & Young LLP

March 29, 2002, except for Note 21 as to which the date is September 26, 2002

                        RELIASTAR LIFE INSURANCE COMPANY
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                       BALANCE SHEETS -- STATUTORY BASIS

                                                                   DECEMBER 31
                                                                ------------------
                                                                 2001       2000
                                                                -------    -------
                                                                  (IN MILLIONS)
ASSETS
Bonds.......................................................    $ 4,956    $ 4,464
Stocks......................................................        860        783
Mortgage loans on real estate...............................        794        575
Real estate (less encumbrances: 2001, $0; 2000, $0).........        101        107
Policy loans................................................        263        260
Cash on hand and on deposit.................................        130         11
Short-term investments......................................        138         56
Other invested assets.......................................         92         71
                                                                -------    -------
Total cash and invested assets..............................      7,334      6,327
Reinsurance balances recoverable............................         87         73
Life insurance premiums and annuity considerations deferred
  and uncollected...........................................         83        123
Accident and health premiums due and unpaid.................         36        104
Transfers from separate account due and accrued.............        156        294
Investment income due and accrued...........................         83         85
Federal income tax receivable (including $47 admitted
  deferred tax asset at December 31, 2001)..................         87         61
Other admitted assets.......................................         97        108
Separate account assets.....................................      3,973      4,501
                                                                -------    -------
Total admitted assets.......................................    $11,936    $11,382
                                                                =======    =======

                                                                        DECEMBER 31
                                                                ---------------------------
                                                                   2001             2000
                                                                ----------       ----------
                                                                   (IN MILLIONS, EXCEPT
                                                                PARENTHETICAL DISCLOSURES)
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
  Aggregate reserves for policies and contracts.............     $ 4,625          $ 4,310
  Accumulations and deposit fund liabilities................         606              493
  Policy and contract claims................................         502              489
  Policyholders' dividends..................................          19               20
  Other policy and contract liabilities.....................          63               62
                                                                 -------          -------
                                                                   5,815            5,374
  Commissions payable.......................................          47               74
  General expenses due or accrued...........................          48               60
  Taxes, licenses, and fees due or accrued, excluding
     federal income taxes...................................          12               10
  Unearned investment income................................           8                8
  Interest maintenance reserve..............................          11                2
  Asset valuation reserve...................................          65               66
  Indebtedness to related parties...........................          51               --
  Other liabilities.........................................         724              405
  Separate account liabilities..............................       3,970            4,498
                                                                 -------          -------
Total liabilities...........................................      10,751           10,497
Capital and surplus:
  Common capital stock......................................           3                3
  Preferred capital stock ($100,000 at December 31, 2001 and
     2000)..................................................          --               --
  Surplus note..............................................         100              100
  Gross paid in and contributed surplus.....................         957              820
  Unassigned surplus........................................         125              256
  Less treasury stock -- preferred stock (($100,000) at
     December 31, 2001 and 2000)............................          --               --
                                                                 -------          -------
Total capital and surplus...................................       1,185            1,179
                                                                 -------          -------
Total liabilities and capital and surplus...................     $11,936          $11,676
                                                                 =======          =======

                            See accompanying notes.

                        RELIASTAR LIFE INSURANCE COMPANY
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                  STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                                   YEAR ENDED
                                                                  DECEMBER 31
                                                                ----------------
                                                                 2001      2000
                                                                ------    ------
                                                                 (IN MILLIONS)
PREMIUMS AND OTHER REVENUES
Premiums and annuity considerations.........................    $1,797    $1,861
Considerations for supplementary contracts and dividend
  accumulations.............................................         2         2
Net investment income.......................................       470       414
Separate account fee revenue................................        14       113
Other income................................................        71     1,052
                                                                ------    ------
Total revenues..............................................     2,354     3,442
BENEFITS PAID OR PROVIDED
Death benefits..............................................       761       682
Annuity benefits............................................        85        70
Disability and accident and health benefits.................       244       301
Surrender benefits and other fund withdrawals...............       457     1,260
Payments on supplementary contracts and of dividend
  accumulations.............................................         2         2
Change in reserve for policies and contracts................       424       155
Other.......................................................        16        10
Net transfers to separate accounts..........................       158       302
                                                                ------    ------
Total benefits paid or provided.............................     2,147     2,782
INSURANCE EXPENSES
Commissions.................................................       233       283
General insurance expenses..................................       244       241
Insurance taxes, licenses and fees, excluding federal income
  taxes.....................................................        35        34
Other.......................................................        26       336
                                                                ------    ------
Total benefits and expenses.................................     2,685     3,374
                                                                ------    ------
Net loss from operations before dividends to policyholders
  and federal income taxes..................................      (331)     (234)
Dividends to policyholders..................................        24        25
                                                                ------    ------
Net loss from operations before federal income taxes........      (355)     (259)
Federal income taxes........................................      (125)      (60)
                                                                ------    ------
Net loss from operations before realized capital losses.....      (230)     (199)
Net realized capital losses, net of tax (2001 -- $11;
  2000 -- $(10).............................................       (22)      (44)
                                                                ------    ------
Net loss....................................................    $ (252)   $ (243)
                                                                ======    ======

                            See accompanying notes.

                        RELIASTAR LIFE INSURANCE COMPANY
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
        STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                                   YEAR ENDED
                                                                  DECEMBER 31
                                                                ----------------
                                                                 2001      2000
                                                                ------    ------
                                                                 (IN MILLIONS)
Capital and surplus, beginning of year......................    $1,179    $1,154
Net loss....................................................      (252)     (243)
Dividends to Parent.........................................        --       (61)
Change in net unrealized capital gains and losses...........        96        23
Change in non-admitted assets and related items.............       (33)       (1)
Change in liability for reinsurance in unauthorized
  companies.................................................         6       (25)
Transfer of prepaid pension asset...........................      (133)       --
Change in accounting principle, net of tax..................       147        --
Change in net deferred income tax...........................        29        --
Change in reserve related to change in valuation basis......        --        (3)
Decrease in asset valuation reserve.........................         1        20
Capital contribution from Parent............................       137       314
Other changes in capital and surplus, net...................         8         1
                                                                ------    ------
Capital and surplus, end of year............................    $1,185    $1,179
                                                                ======    ======

                            See accompanying notes.

                        RELIASTAR LIFE INSURANCE COMPANY
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                  STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                                   YEAR ENDED
                                                                  DECEMBER 31
                                                                ----------------
                                                                 2001      2000
                                                                ------    ------
                                                                 (IN MILLIONS)
OPERATING ACTIVITIES
Premiums and annuity considerations.........................    $1,886    $1,882
Charges and fees for deposit-type funds.....................       (64)       --
Considerations for supplementary contracts and dividend
  accumulations.............................................         2         2
Commission and expense allowances on reinsurance ceded......        42        52
Net investment income.......................................       434       408
Fees from separate accounts.................................        14       116
Other income................................................        14       707
Life and accident and health claims.........................    (1,005)     (796)
Surrender benefits and other fund withdrawals...............      (457)   (1,260)
Other benefits to policyholders.............................      (106)      (92)
Commissions, other expenses and taxes.......................      (591)     (531)
Net transfers to separate accounts..........................       (10)     (341)
Dividends to policyholders..................................       (25)      (23)
Federal income taxes........................................       146       (43)
                                                                ------    ------
Net cash from operations....................................       280        81

                        RELIASTAR LIFE INSURANCE COMPANY
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
           STATEMENTS OF CASH FLOWS -- STATUTORY BASIS -- (CONTINUED)

                                                                   YEAR ENDED
                                                                  DECEMBER 31
                                                                ----------------
                                                                 2001      2000
                                                                ------    ------
                                                                 (IN MILLIONS)
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
  Bonds.....................................................    $4,629    $1,512
  Stocks....................................................        56     1,051
  Mortgage loans............................................        49       265
  Real estate...............................................         3        11
  Other invested assets.....................................        10        14
  Miscellaneous proceeds....................................        65         1
Taxes on capital gains and losses...........................       (11)        9
                                                                ------    ------
Total investment proceeds...................................     4,801     2,863
Cost of investments acquired:
  Bonds.....................................................    (5,127)   (2,067)
  Stocks....................................................       (49)   (1,063)
  Mortgage loans............................................      (268)      (57)
  Real estate...............................................        (1)      (13)
  Other invested assets.....................................       (25)      (29)
  Miscellaneous applications................................        --       (19)
                                                                ------    ------
Total investments acquired..................................    (5,470)   (3,248)
Net change in policy loans and premium notes................        (2)      (10)
                                                                ------    ------
Net cash used for investments...............................      (671)     (395)
FINANCING AND MISCELLANEOUS ACTIVITIES
Dividends to Parent.........................................        --       (61)
Capital contribution from Parent............................       137       314
Borrowed money..............................................       225        74
Other sources, net..........................................       230       (52)
                                                                ------    ------
Net cash from financing and miscellaneous activities........       592       275
                                                                ------    ------
Net change in cash and short-term investments...............       201       (39)
Cash and short-term investments at beginning of year........        67       106
                                                                ------    ------
Cash and short-term investments at end of year..............    $  268    $   67
                                                                ======    ======

                            See accompanying notes.

                        RELIASTAR LIFE INSURANCE COMPANY
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
                               DECEMBER 31, 2001

1. NATURE OF OPERATIONS AND BASIS OF FINANCIAL REPORTING

NATURE OF OPERATIONS

     ReliaStar Life Insurance Company (the Company) is principally engaged in the business of providing individual life insurance and annuities; employee benefit products and services; retirement plans; and life and health reinsurance. The Company operates primarily in the United States and is authorized to conduct business in all states, except New York.

     All outstanding shares of the Company are owned by ReliaStar Financial Corp. (ReliaStar), a holding and management company domiciled in Delaware. ReliaStar's ultimate parent is ING Groep, N.V. (ING), a global financial services company based in Amsterdam, the Netherlands. ING acquired ReliaStar in September 2000. The Company owns at December 31, 2001, directly and indirectly, all capital stock of the following companies: Northern Life Insurance Company, Norlic, Inc., Security-Connecticut Life Insurance Company, ReliaStar Life Insurance Company of New York, ReliaStar Reinsurance Group (UK), Ltd. and NWNL Benefits Corporation.

USE OF ESTIMATES

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

BASIS OF PRESENTATION

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, whose practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant of these differences are as follows:

INVESTMENTS

     Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

     For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred, and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value. The asset is then written down to fair value.

VALUATION ALLOWANCES

     The asset valuation reserve (AVR) is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets.

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

SEPARATE ACCOUNTS

     The Company operates separate accounts. The assets and liabilities of the separate accounts are primarily related to variable annuity, variable universal life and 401(k) contracts and represent policyholder-directed funds that are separately administered. The assets (primarily investments) and liabilities (principally to contractholders) of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. The assets and liabilities of these accounts are carried at fair value.

     Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

REINSURANCE

     For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Such treatment is not required by GAAP. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

BENEFIT AND CONTRACT RESERVES

     Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

POLICY ACQUISITION COSTS

     The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

NON-ADMITTED ASSETS

     Certain assets designated as "nonadmitted," principally past-due agents' balances, deferred federal income taxes, aged reinsurance receivable and other intangible assets, and other assets not specifically identified as an admitted asset within the Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Prior to January 1, 2001, nonadmitted assets included certain assets designated as nonadmitted. Under GAAP, such assets are included in the balance sheet.

PARTICIPATION FUND ACCOUNT

     On January 3, 1989, the Commissioner of Commerce of the State of Minnesota approved a Plan of Conversion and Reorganization (the Plan) which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

     The Plan provided for the establishment of a Participation Fund Account
(PFA) for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $300 million as of December 31, 2001) with respect to such policies are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

STATEMENTS OF CASH FLOWS

     Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

RECONCILIATION TO GAAP

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

INVESTMENTS

     Other significant accounting practices are as follows:

     Bonds, preferred stocks, common stocks, short-term investments and derivative instruments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset-backed securities, which are valued using the prospective method.

          Redeemable preferred stocks are reported at amortized cost or the lower of amortized cost or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

          Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains/(losses) were reported in unassigned surplus without any adjustment for federal income taxes.

          The Company uses interest rate swaps, options and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

          Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

          Mortgage loans are reported at unpaid principal balances, less allowance for impairments.

          Policy loans are reported at unpaid principal balances.

          Other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

          For reverse repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities. Dollar roll transactions are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

          Short-term investments are reported at cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Other invested assets are reported at amortized cost using the effective interest method. Other invested assets primarily consist of residual collateralized mortgage obligations and partnership interests.

     Realized capital gains and losses are determined using the specific identification basis. Preferred stocks in good standing are valued at cost, which approximates market value.

     Investment real estate and buildings owned and occupied by the Company are carried at cost less accumulated depreciation and encumbrances, or market value if lower.

     Real estate acquired in satisfaction of debt is stated at the lower of the appraised value of the asset foreclosed, or book value of the mortgage at the date of foreclosure.

     Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

     Subsidiaries of the Company are accounted for using the equity method of accounting. Insurance subsidiaries are carried at their statutory book value and non-insurance subsidiaries are carried at their book value calculated in accordance with generally accepted accounting principles. The reported net income of the Company's subsidiaries is included in investment income, while all other changes in the net assets of subsidiaries are included in unrealized gains and losses. The assets and liabilities of the Company's subsidiaries are not consolidated with the assets and liabilities of the Company.

     The Company uses straight-line depreciation for all of its depreciable assets, with useful lives varying depending on the asset. For real estate subject to long-term leases, a depreciation method is used to result in accounting similar to direct financing leases whereby the excess of aggregate rentals over cost (reduced by estimated residual value) is recognized as investment income over the term of the lease at an approximately constant periodic rate of return.

     Realized investment gains and losses on sales of securities are included in the determination of net income and are determined on the specific identification method. Unrealized investment gains and losses are accounted for as direct increases or decreases in surplus. Income tax effects of unrealized gains and losses are not recognized. Realized gains and losses on expired futures contracts have been deferred and are being amortized over the life of the asset or liability the future contracts hedged.

     Due and accrued income is excluded from investment income on mortgage loans, bonds and short-term investments where interest is past due more than 90 days. The total amount excluded at December 31, 2001 and 2000 was $0 and $3 million, respectively.

PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2001, were as follows:

                                                                GROSS    NET OF LOADING
                                                                -----    --------------
Industrial..................................................     $--          $--
Ordinary new business.......................................       5            5
Ordinary renewal............................................      24           25
Credit Life.................................................       2            2
Group Life..................................................      70           59
Group Annuity...............................................      (8)          (8)
                                                                 ---          ---
Total.......................................................     $93          $83
                                                                 ===          ===

AGGREGATE RESERVES FOR POLICIES AND CONTRACTS

     Reserves for future policy and contract benefits for life insurance are computed by the net level premium and preliminary term and other modified reserve methods on the basis of interest rates and mortality assumptions prescribed by state regulatory authorities. Annuity reserves are computed using interest rates and mortality assumptions where needed as prescribed by state regulatory authorities. Waiver of premium reserves (group disabled life reserves) are determined using morbidity and termination assumptions primarily based on the 1970 Intercompany Group Disability Table, using an interest rate of 5.25% to 6.25% for disablements. Reserves for long-term disability policies are primarily based on the 1981 Company Termination Table, using an interest rate of 5.5% to 10.3% for disablements prior to 1993 and the 1987 CGDT using an interest rate of 5.5% to 6.25% for disablements subsequent to 1992. Liabilities for unpaid accident and health claims are estimates of the ultimate net cost of all reported and unreported claims not yet settled. These reserves are estimated using actuarial analyses and case basis evaluations.

     The Company waives deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

     All substandard policies except Adjustable Life and Universal Life are valued as standard plus an amount determined by valuation representing the excess amount of the multiple table reserves over the standard reserves. All Adjustable Life and Universal Life policies are valued directly on a multiple table basis.

     As of December 31, 2001, the Company had insurance in force of $2 billion for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Minnesota. Reserves to cover this insurance totaled $14 million at December 31, 2001.

     Of the total annuity reserves and deposit fund liabilities at December 31, 2001, approximately 16% were subject to discretionary withdrawal -- with adjustment; approximately 18% were subject to discretionary withdrawal -- without adjustment; approximately 9% were not subject to discretionary withdrawal provisions; and approximately 57% were related to "market value" reserves in separate accounts without investment guarantees whose surrender values vary with the market value of the invested assets supporting the reserves.

     Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the underlying policies and the terms of the reinsurance contract.

DEFERRED TAXES

     Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and the tax bases of assets and liabilities. Starting in 2001, deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

     Premiums on life insurance and annuity contracts are generally recognized as revenue over the premium-paying period of the contract. Contract benefits are recognized over the life of the contract by providing reserves for future policy and contract benefits.

     Costs of acquiring new business are charged to operating expenses when incurred.

RECLASSIFICATIONS

     Certain prior year amounts in the ReliaStar Life Insurance Company's statutory-basis financial statements have been reclassified to conform to the 2001 financial statement presentation.

2. PERMITTED STATUTORY BASIS ACCOUNTING PRACTICES

     The Company prepares statutory basis financial statements in accordance with accounting practices prescribed or permitted by the State of Minnesota Department of Insurance. "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the NAIC. "Permitted" statutory accounting practices encompasses all accounting practices that are not prescribed; such practices may differ from state to state, and from company to company within a state, and may change in the future.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the State of Minnesota Insurance Department. As of December 31, 2001 and 2000, the Company had no such permitted accounting practices.

3. ACCOUNTING CHANGES

     The NAIC has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual was effective January 1, 2001. The State of Minnesota has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and has resulted in changes to the accounting practices that the Company uses to prepare its statutory basis financial statements. The Company adopted the revised Accounting Practices and Procedures Manual on January 1, 2001.

     Accounting changes adopted to conform to the provisions of the Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principle, as an adjustment that increased unassigned surplus approximately $147 million as of January 1, 2001. Included in this total adjustment were adjustments to increase unassigned surplus with $42 million related to net admitted deferred tax assets and approximately $120 million related to qualified pension plan assets which were subsequently non-admitted. Offsetting these increases was a $21 million adjustment to record liabilities for the Company's non-qualified pensions plans.

4. INVESTMENTS

BONDS

     The statement value and estimated market values of investments in bonds by type of investment were as follows at December 31:

                                                                           GROSS UNREALIZED     ESTIMATED
                                                              STATEMENT    -----------------     MARKET
                                                                VALUE      GAINS    (LOSSES)      VALUE
                                                              ---------    -----    --------    ---------
                                                                             (IN MILLIONS)
2001
United States Government and government agencies and
  authorities.............................................     $   97      $  2       $ (1)      $   98
States, municipalities and political subdivisions.........         34         8         --           42
Foreign governments.......................................         68         6         (1)          73
Public utilities..........................................        189         6         (2)         194
Corporate Securities......................................      2,213        74        (34)       2,253
Mortgage-backed/structured securities.....................      2,355        63        (45)       2,373
                                                               ------      ----       ----       ------
Total.....................................................     $4,956      $159       $(82)      $5,033
                                                               ======      ====       ====       ======
2000
United States Government and government agencies and
  authorities.............................................     $  231      $ 12       $ --       $  243
States, municipalities and political subdivisions.........          8        --         --            8
Foreign governments.......................................         34         1         --           34
Public utilities..........................................        312         5         (3)         314
Corporate Securities......................................      2,575        40        (44)       2,571
Mortgage-backed/structured securities.....................      1,304        29        (45)       1,289
                                                               ------      ----       ----       ------
Total.....................................................     $4,464      $ 87       $(92)      $4,459
                                                               ======      ====       ====       ======

     At December 31, 2001 and 2000, bonds with an amortized cost of $83,604,000 and $54,797,000 respectively, were on deposit with various insurance departments to meet regulatory requirements.

     The statement value and estimated market value of bonds, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                 DECEMBER 31, 2001
                                                                -------------------
                                                                AMORTIZED     FAIR
                                                                  COST       VALUE
                                                                ---------    ------
                                                                   (IN MILLIONS)
Maturing in:
  One year or less..........................................     $   67      $   69
  One to Five years.........................................        952         979
  Five to Ten years.........................................      1,170       1,190
  Ten years or later........................................        412         422
Mortgage-backed/structured securities.......................      2,355       2,373
                                                                 ------      ------
Total.......................................................     $4,956      $5,033
                                                                 ======      ======

     The estimated market values for actively traded marketable bonds are determined based upon quoted market prices. The estimated market values for marketable bonds without an active market are obtained through several commercial pricing services, which provide the estimated market values. Estimated market values of privately placed bonds, which are not considered problems, are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates market values which the Company considers reflective of the estimated market value of each privately placed bond. Estimated market values for privately placed bonds which are considered problems are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

     At December 31, 2001, the largest industry concentration of the private placement portfolio was mortgage-backed/structured finance where 26% of the portfolio was invested, and the largest industry concentration of the marketable bond portfolio was mortgage-backed/structured finance, where 43% of the portfolio was invested.

STOCKS

     The cost and statement value of stocks were as follows:

                                                                2001     2000
                                                                -----    -----
                                                                (IN MILLIONS)
Unaffiliated:
  Cost......................................................    $ 28     $ 30
  Gross unrealized gains....................................      --       --
  Gross unrealized losses...................................      (2)      (2)
                                                                ----     ----
  Statement value...........................................      26       28
Affiliated -- statement value...............................     834      755
                                                                ----     ----
Total statement value.......................................    $860     $783
                                                                ====     ====

MORTGAGE LOANS ON REAL ESTATE

     The maximum and minimum lending rates for all mortgage loans issued during 2001 were 7.79% and 6.00%, respectively.

     During 2001 and 2000, the Company did not reduce interest rates of outstanding mortgage loans.

     The maximum percentage of any one loan to the value of security at the time of the loan was 74%. Fire insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan that would be permitted by law on the land without buildings. As of December 31, 2001, the Company held no mortgages with interest more than 180 days overdue.

     At December 31, 2001, the largest geographic concentration of commercial mortgage loans was in the Pacific region of the United States, where approximately 28% of the commercial mortgage loan portfolio was invested.

INVESTMENT INCOME

     Investment income summarized by type of investment was as follows:

                                                                  YEAR ENDED
                                                                 DECEMBER 31
                                                                --------------
                                                                2001     2000
                                                                -----    -----
                                                                (IN MILLIONS)
Bonds.......................................................    $378     $314
Common Stock-Affiliates.....................................      52       16
Mortgage Loans on Real Estate...............................      49       58
Real Estate.................................................      28       25
Policy Loans................................................      17       16
Short-Term Investments......................................       1        5
Other.......................................................      (1)      16
                                                                ----     ----
Gross Investment Income.....................................     524      450
Investment Expenses.........................................      54       36
                                                                ----     ----
Net investment income.......................................    $470     $414
                                                                ====     ====

REALIZED INVESTMENT GAINS AND LOSSES

     Net realized capital gains (losses) were as follows:

                                                                  YEAR ENDED
                                                                 DECEMBER 31
                                                                --------------
                                                                2001      2000
                                                                ----      ----
                                                                (IN MILLIONS)
Bonds:
  Gross gains...............................................    $ 33      $ 14
  Gross losses..............................................     (20)      (63)
Mortgage loans on real estate...............................      --        (9)
Other.......................................................      (6)       (6)
                                                                ----      ----
Net pretax realized capital gains and losses................       7       (64)
Income tax (expense) benefit................................     (11)       10
Net pretax realized capital gains and losses transferred to
  interest maintenance reserve (IMR)........................     (27)       15
Income tax expense (benefit) transferred to IMR.............       9        (5)
                                                                ----      ----
Net realized capital losses, net of tax.....................    $(22)      (44)
                                                                ====      ====

     Proceeds from the sale of bonds were $4.6 billion and $1.5 billion during 2001 and 2000, respectively.

     As part of its investment strategy, the Company enters into dollar rolls transactions to increase its return on investments and improve liquidity. Dollar rolls involve the sale of securities and an agreement to repurchase substantially the same security as the security sold. Such borrowings averaged approximately $37 million during 2001 and were collateralized by investment in securities with fair values approximately equal to the loan value. The balance of dollar roll transactions at December 31, 2001 was $249 million. The primary risk associated with short term collateralized borrowings is that the counter Party will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments.

     The Company participates in reverse repurchase transactions. Such transactions involve the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate duration. The terms of the reverse repurchase agreement call for payment of interest at a rate of between 1.80% and 2.26%. Amounts due related to reverse repurchase transactions as of December 31, 2001 were $37 million.

5. DERIVATIVE INSTRUMENTS

     The Company has an established program prescribing the use of derivatives in its asset/liability management activity. The investment policy of the Company expressly precludes the use of such instruments for speculative purposes. The policy details permissible uses and instruments and contains accounting and management controls designed to assure compliance with these policies. The Company is not a party to leveraged derivatives.

     The insurance liabilities of the Company are sensitive to changes in market interest rates. The Company has established procedures for evaluating these liabilities and structures investment asset portfolios with compatible characteristics. Investment assets are selected which provide yield, cash flow and interest rate sensitivities appropriate to support the insurance products.

     The Company uses interest rate swaps and equity indexed call options as part of this asset/liability management program. The Company has acquired a significant amount of certain shorter duration investments, such as floating rate or adjustable rate investments. Acquisition of these assets shortens the duration of an asset portfolio. The Company uses interest rate swaps to extend the duration of these portfolios as an alternative to purchasing longer duration investments. The equity indexed call options are based on the S&P 500 Index and are used to hedge the Company's equity indexed annuity product. On the termination date, the counterparty will make one payment to the Company based on the level of the index and strike price.

     The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations, given their high credit ratings. In addition, the Company has established an issuer holder limitation program whereby the maximum credit exposure to a single issuer is established based upon the credit rating of the issuer and the structure of the investment. The positive market value of swap positions is included in the computation of the maximum issuer limitation.

     The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2001 and 2000 (in millions):

                                                                      DECEMBER 31, 2001
                                                                -----------------------------
                                                                NOTIONAL    CARRYING    FAIR
                                                                 AMOUNT      VALUE      VALUE
                                                                --------    --------    -----
Interest rate contracts:
  Swaps.....................................................     $360.0       $ --      $28.5
  Options owned.............................................        6.3        1.3        1.3
                                                                 ------       ----      -----
Total derivatives...........................................     $366.3       $1.3      $29.8
                                                                 ======       ====      =====

                                                                      DECEMBER 31, 2000
                                                                -----------------------------
                                                                NOTIONAL    CARRYING    FAIR
                                                                 AMOUNT      VALUE      VALUE
                                                                --------    --------    -----
Interest rate contracts:
  Swaps.....................................................     $155.0       $ --      $3.2
  Options owned.............................................        6.3        1.4       1.4
                                                                 ------       ----      ----
Total derivatives...........................................     $161.3       $1.4      $4.6
                                                                 ======       ====      ====

6. EMPLOYEE BENEFIT PLANS

DEFINED BENEFIT PLAN

     The Company has defined benefit pension plans covering substantially all of its employees. The benefits are based on years of service and the employee's average annual compensation during the last five years of employment. The Company's funding and accounting policies are consistent with the funding requirements of Federal law and regulations. As of December 31, 2001, the qualified pension benefit plans of certain United States subsidiaries of ING America Insurance Holdings, including ReliaStar Life Insurance Company, were merged into one plan which will be recognized in ING's financial statements. As a result, the Company transferred its qualified pension assets and liabilities to ING North America Insurance corporation, an affiliate. In addition to pension benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") to retired employees through an unfunded postretirement benefit plan. A summary of assets, obligations, and assumptions of the Pension and Other Post Retirement Benefit Plans is as follows:

                                                                PENSION BENEFITS        OTHER BENEFITS
                                                                -----------------       --------------
                                                                  2001      2000        2001     2000
                                                                --------    -----       -----    -----
                                                                  (IN MILLIONS)         (IN MILLIONS)
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year.....................    $    --      $--        $14.2    $13.5
Adoption of Codification....................................      228.8      --            --       --
Service cost................................................        2.4      --           0.7      0.2
Interest cost...............................................       17.4      --           1.1      0.4
Contribution by plan participants...........................         --      --           0.5      0.5
Actuarial gain (loss).......................................        7.1      --          (4.6)     0.6
Benefits paid...............................................       (6.5)     --          (1.2)    (0.9)
Plan amendments.............................................       (0.2)     --           3.3       --
Business combinations, divestitures, curtailments,
  settlements and special termination benefits..............     (221.1)     --           1.0       --
                                                                -------      --         -----    -----
Benefit obligation at end of year...........................    $  27.9      $--        $15.0    $14.2
                                                                =======      ==         =====    =====

                                                                PENSION BENEFITS        OTHER BENEFITS
                                                                -----------------       --------------
                                                                  2001      2000        2001     2000
                                                                --------    -----       -----    -----
                                                                  (IN MILLIONS)         (IN MILLIONS)
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year..............    $    --      $--        $  --    $  --
Adoption of Codification....................................      327.5      --            --       --
Actual return on plan assets................................      (83.9)     --            --       --
Employer contribution.......................................        2.0      --           0.8      0.5
Plan participants' contributions............................         --      --           0.5      0.5
Benefits paid...............................................       (6.5)                 (1.3)    (1.0)
Business combinations, divestitures and settlements.........     (239.1)     --            --       --
                                                                -------      --         -----    -----
Fair value of plan assets at end of year....................    $    --      $--        $  --    $  --
                                                                =======      ==         =====    =====

                                                                PENSION BENEFITS        OTHER BENEFITS
                                                                ----------------      ------------------
                                                                 2001       2000       2001        2000
                                                                ------      ----      ------      ------
                                                                 (IN MILLIONS)          (IN MILLIONS)
FUNDED STATUS
Funded status at December 31................................    $(27.9)     $--       $(15.0)     $(14.2)
Unamortized prior service cost..............................        --       --          3.3          --
Unrecognized net gain or (loss).............................        --       --         (4.1)        0.6
                                                                ------      ---       ------      ------
Net amount recognized.......................................    $(27.9)     $--       $(15.8)     $(13.6)
                                                                ======      ===       ======      ======

     Upon the adoption of Codification, the pension benefits related to vested employees not previously recognized has been recorded as part of the cumulative effect of accounting change adjustment.

     The pension benefits obligation for non-vested employees at December 31, 2001 and 2000 amounted to $0.1 million and $4.4 million, respectively. The other benefits obligation for non-vested employees at December 31, 2001 and 2000, amounted to $0 million and $3.1 million, respectively.

                                                                PENSION BENEFITS      OTHER BENEFITS
                                                                ----------------      --------------
                                                                 2001       2000      2001      2000
                                                                ------      ----      ----      ----
                                                                 (IN MILLIONS)        (IN MILLIONS)
COMPONENTS OF NET PERIODIC BENEFIT COST:
  Service cost..............................................    $  2.4                $0.7      $0.2
  Interest cost.............................................      17.4                 1.1       0.4
  Expected return on plan assets............................     (29.7)      --         --        --
  Amortization of unrecognized transition obligation or
     transition asset.......................................        --       --         --        --
  Amount of recognized gains and losses.....................        --       --         --        --
  Amount of prior service cost recognized...................       1.2       --         --        --
  Amount of gain or loss recognized due to a settlement or
     curtailment............................................       0.9       --         --        --
                                                                ------      ---       ----      ----
Total net periodic benefit cost.............................    $ (7.8)      --       $1.8      $0.6
                                                                ======      ===       ====      ====

     Assumptions used in determining the accounting for the defined benefit plans as of December 31, 2001 and 2001 were as follows:

                                                                2001      2000
                                                                ----      ----
Weighted-average discount rate..............................    7.50%     7.75%
Rate of increase in compensation level......................    4.50%     5.00%
Expected long-term rate of return on assets.................     N/A      9.25%

     The postretirement plan is contributory, to retired contribution levels adjusted annually; the life insurance portion of the plan provides a flat amount of noncontributory coverage with optional contributory coverage. The discount rate used in determining the postretirement benefit obligation as of December 31, 2001 was 7.50% and the health care cost trend rate used was 8.0% trending to 5.5% in 2007 and thereafter.

     A one percentage-point increase in the assumed health care cost trend rate would increase the postretirement benefit obligation by approximately $967,000 and increase the service and interest cost components of annual expense by approximately $150,000.

     Effective June 25, 2001, ReliaStar transferred sponsorship of the Success Sharing Plan and ESOP (Success Sharing Plan) to ING Holdings. The Company participates in the Success Sharing Plan, a defined contribution plan designed to increase employee ownership and reward employees when certain performance objectives are met. Essentially all employees of the Company are eligible to participate in the Success Sharing Plan. In addition, the Success Sharing Plan has a 401(k) feature, whereby participants may elect to contribute a percentage of their eligible earnings to the Plan. The Company matches participants' 401(k) contributions up to 6% of eligible earnings. Expense allocated to the Company for the Success Sharing and 401(k) plans for the years ended December 31, 2001 and 2000 was approximately $2.8 million and $8.8 million, respectively.

     The Company has no multiemployer plans, consolidated holding company plans or postemployment benefits and compensated absences.

STOCK INCENTIVE PLAN

     Prior to the acquisition in 2000, officers and key employees of the Company participated in the stock incentive plans of ReliaStar. ReliaStar applies Accounting Principles Board Opinion No. 25 and related interpretations in accounting for its plans. Accordingly, no compensation expense for stock-based compensation plans has been allocated to the Company.

7. INCOME TAXES

     ReliaStar Life Insurance Company files a consolidated federal income tax return with Security-Connecticut Life Insurance Company, Northern Life Insurance Company and ReliaStar Life Insurance Company of New York. The Company allocates an amount approximating the tax the member would have incurred were it not a member of a consolidated group and credits the member for use of its losses at the statutory rate.

     The components of the net admitted deferred tax asset are as follows:

                                                               DECEMBER 31,    JANUARY 1,
                                                                   2001           2001        CHANGE
                                                               ------------    ----------    --------
                                                                           (IN THOUSANDS)
Gross deferred tax asset...................................     $ 246,787      $ 216,928     $ 29,859
Gross deferred tax liabilities.............................        33,012         32,115          897
                                                                ---------      ---------     --------
Net deferred taxes and change for the year.................       213,775        184,813       28,962
                                                                ---------      ---------     --------
Non-admitted deferred tax assets and change for year.......      (167,083)      (143,289)     (23,794)
                                                                ---------      ---------     --------
Net admitted deferred tax asset and change for the year....     $  46,692      $  41,524     $ (5,168)
                                                                =========      =========     ========

     For 2001, the Company's income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to income before taxes (including capital gains) for the following reasons:

                                                                   YEAR ENDED
                                                                DECEMBER 31, 2001
                                                                -----------------
                                                                 (IN THOUSANDS)
Expected federal income tax expense (benefit) at statutory
  rate of 35%...............................................        $(122,036)
Deferred acquisition costs..................................            7,477
Due and deferred premiums...................................           11,523
Investments.................................................            6,646
Subsidiary dividend income..................................          (18,200)
Legal reserves..............................................            8,912
Insurance reserves..........................................           (2,166)
Other.......................................................            1,063
Prior year return true-up...................................           (7,574)
                                                                    ---------
Total federal income tax expense............................         (114,355)
Change in deferred taxes....................................           28,962
                                                                    ---------
Total statutory federal income taxes........................        $ (85,393)
                                                                    =========

     For 2000, Income before federal income taxes differs from taxable income principally due to deferred acquisition cost, deferred premiums, and differences in reserves for policy and contract liabilities for tax and statutory-basis financial reporting purposes.

     Prior to 1984, ReliaStar Life Insurance Company was allowed certain special deductions for federal income tax reporting purposes that were required to be accumulated in a "policyholders' surplus account" (PSA). In the event those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations prescribed by the Internal Revenue Code, the excess amounts would be subject to income tax at current rates. Income taxes also would be payable at current rates if ReliaStar Life Insurance Company ceases to qualify as a life insurance company for tax reporting purposes, or if the income tax deferral status of the PSA is modified by future tax legislation. Management does not intend to take any actions nor does management expect any events to occur that would cause income taxes to become payable on the PSA balance. Accordingly, ReliaStar Life Insurance Company has not accrued income taxes on the PSA balance of $34 million at December 31, 2001. However, if such taxes were assessed, the amount of the taxes payable would be $12 million. No deferred tax liabilities are recognized related to the PSA.

8. UNPAID ACCIDENT AND HEALTH CLAIMS

     The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                                                  DECEMBER 31
                                                                ----------------
                                                                 2001      2000
                                                                ------    ------
                                                                 (IN MILLIONS)
Balance at January 1........................................    $1,101    $  675
Less reinsurance recoverables...............................       374       288
                                                                ------    ------
Net balance at January 1....................................       727       387
Incurred related to:
Current year................................................       621       353
Prior years.................................................        25       132
                                                                ------    ------
Total incurred..............................................       646       485
Paid related to:
Current year................................................       263       130
Prior years.................................................        89        15
                                                                ------    ------
Total paid..................................................       352       145
Net balance at December 31..................................     1,021       727
Plus reinsurance recoverables...............................       167       374
                                                                ------    ------
Balance at December 31......................................    $1,188    $1,101
                                                                ======    ======

     The liability for unpaid accident and health claims and claim adjustment expenses is included in Aggregate Reserves for Policies and Contracts and Policy and Contract Claims on the accompanying balance sheets. During the third quarter of 2001, the Company's reinsurance operations recorded reserve related adjustments to reflect the increase in workers compensation claims due the events of September 11th at the World Trade Center. During the third quarter of 2000, the Company's reinsurance operations recorded reserve related adjustments to reflect unfavorable development of loss experience in lines of business that it was terminating, as well as adjustments from being acquired by ING.

9. SURPLUS NOTE

     The Company has a surplus note with a principal value of $100 million from ReliaStar. The Commissioner of the Minnesota Department of Commerce has advised the Company that it will permit the funds received from the surplus note to be treated as surplus for statutory accounting purposes. The original note, dated April 1, 1989, was issued in connection with ReliaStar Life's demutualization and was used to offset the surplus reduction related to the cash distribution to the mutual policyholders in the demutualization. This original 10 1/4% note was replaced by a successor surplus note (the 1994 Note) dated November 1, 1994. The 1994 Note provides, subject to the regulatory constraints discussed below, that
(i) it is a surplus note which will mature on September 15, 2021 with principal due at maturity, but payable without penalty, in whole or in part before maturity; (ii) interest is payable at a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semi-annually; and (iii) in the event that ReliaStar Life is in default in the payment of any required interest or principal, ReliaStar Life cannot pay cash dividends on its capital stock (all of which is owned directly by ReliaStar). The 1994 Note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Department of Commerce. During the year ended December 31, 2001 total interest paid on the 1994 Note was $7 million. Accrued interest was $2 million as of December 31, 2001. Interest paid on the 1994 Note since November 1, 1994 totaled $46 million.

10. CAPITAL AND SURPLUS

     The ability of the Company to pay cash dividends to its parent is restricted by law or subject to approval of the insurance regulatory authorities of Minnesota. These authorities recognize only statutory accounting practices for determining the ability of an insurer to pay dividends to its shareholders.

     Under Minnesota insurance law regulating the payment of dividends by the Company, any such payment must be an amount deemed prudent by the Company's Board of Directors. Unless otherwise approved by the Commissioner, the dividend must be paid solely from the adjusted earned surplus of the Company. Adjusted earned surplus means the earned surplus as determined in accordance with statutory accounting practices (unassigned funds), less 25% of the amount of such earned surplus which is attributable to net unrealized capital gains. Further, without approval of the Commissioner, the Company may not pay in any calendar year any dividend which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (i) 10% of the Company's statutory surplus at the prior year-end or (ii) 100% of the Company's statutory net gain from operations (not including realized capital gains) for the prior calendar year.

     The Company has 25,000,000 authorized shares of common stock with a par value of $1.25 per share, 2,000,000 of which are outstanding. The Company also has 5,000,000 authorized shares of redeemable, cumulative, nonvoting preferred stock, none of which are outstanding.

     The Company holds 80,000 shares of preferred stock in treasury at cost.

     Total unassigned surplus at December 31, 2001 was $125 million and has no restrictions, except as described above.

11. REINSURANCE

     The Company is a member of reinsurance associations established for the purpose of ceding the excess of life insurance over retention limits. The Company's retention limit is $1,000,000 per insurable life for individual coverage. For group coverage and reinsurance assumed, the retention is $500,000 per life with per occurrence limitations, subject to certain maximums.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The amount of the allowance for uncollectible reinsurance receivables was immaterial at December 31, 2001 and 2000. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

     As of December 31, 2001 and 2000, $68 billion, respectively $40 billion of life insurance in force was ceded to other companies. The Company had assumed $117 billion, respectively $54 billion of life insurance in force as of December 31, 2001 and 2000. The effect of reinsurance on premiums and recoveries is as follows:

                                                                   YEAR ENDED
                                                                  DECEMBER 31
                                                                ----------------
                                                                 2001      2000
                                                                ------    ------
                                                                 (IN MILLIONS)
Direct premiums.............................................    $1,522    $1,538
Reinsurance assumed.........................................       623       656
Reinsurance ceded...........................................      (348)     (333)
                                                                ------    ------
Net premiums................................................    $1,797    $1,861
                                                                ======    ======
Reinsurance recoveries......................................    $  241    $  324
                                                                ======    ======

12. RELATED PARTY TRANSACTIONS

     The Company received cash dividends totaling $52 million and $12 million from its subsidiaries during 2001 and 2000, respectively.

     The Company and its affiliates have entered into agreements whereby they provide certain management, administrative, legal and other services to each other. The net amounts billed resulted in the Company recording a reduction of expenses totaling $54 million and $43 million in 2001 and 2000, respectively. The net costs allocated to the Company under these agreements may not be indicative of costs the Company might incur if these services were not provided by the Company's affiliates.

13. COMMITMENTS AND CONTINGENCIES

LITIGATION

     The Company, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits and arbitration. In some class actions and other actions involving insurers, substantial damages have been sought and/or material settlements or awards payments have been made. The Company currently believes that no pending or threatened lawsuits or actions exist that are reasonably likely to have a material adverse impact on the Company.

JOINT GROUP LIFE AND ANNUITY CONTRACTS

     The Company has issued certain participating group annuity and group life insurance contracts jointly with another insurance company. The Company has entered into an arrangement with this insurer whereby the Company will gradually transfer these liabilities (approximately $64 million at December 31, 2001) to the other insurer over a ten-year period which commenced in 1993. The terms of the arrangement specify the interest rate on the liabilities and provide for a transfer of assets and liabilities scheduled in a manner consistent with the expected cash flows of the assets allocated to support the liabilities. A contingent liability exists with respect to the joint obligor's portion of the contractual liabilities attributable to contributions received prior to July 1, 1993 in the event the joint obligor is unable to meet its obligations.

FINANCIAL INSTRUMENTS

     The Company is a party to financial instruments with on and off-balance-sheet risk in the normal course of business to reduce its exposure to fluctuations in interest rates and equity prices. These financial instruments include commitments to extend credit, financial guarantees, equity indexed call options and interest rate swaps. Those instruments involve, to varying degrees, elements of credit, interest rate, equity price or liquidity risk in excess of the amount recognized in the Statutory Basis Balance Sheets.

     The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. For swaps and equity indexed call options, the contract or notional amounts do not represent exposure to credit loss. The Company's exposure to credit loss is limited to those financial instruments where the Company has an unrealized gain.

     Unless otherwise noted, the Company does not require collateral or other security to support financial instruments with credit risk.

                                                                  DECEMBER 31
                                                                ---------------
                                                                2001       2000
                                                                ----       ----
                                                                 (IN MILLIONS)
Financial instruments whose contract amounts represent
  credit risk:
  Commitments to extend credit..............................    $40        $27
  Financial guarantees......................................      6         15
Financial instruments whose notional or contract amounts
  exceed the amount of credit risk:
  Interest rate swap agreements.............................    360        155
  Equity indexed call options...............................      6          6

     COMMITMENTS TO EXTEND CREDIT -- Commitments to extend credit are legally binding agreements to lend to a customer. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. They generally may be terminated by the Company in the event of deterioration in the financial condition of the borrower. Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future liquidity requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis.

     FINANCIAL GUARANTEES -- Financial guarantees are conditional commitments issued by the Company guaranteeing the performance of the borrower to a third party. Those guarantees are primarily issued to support public and private commercial mortgage borrowing arrangements. The credit risk involved is essentially the same as that involved in issuing commercial mortgage loans.

     The Company is a partner in four real estate joint ventures where the Company has guaranteed the repayment of loans of the partnership. As of December 31, 2001, the Company had guaranteed repayment of $6 million ($15 million at December 31, 2000) of such loans including the portion allocable to the PFA. If any payment were made under these guarantees, the Company would be allowed to make a claim for repayment from the joint venture, foreclose on the assets of the joint venture, including its real estate investment, and, in certain instances, make a claim against the joint venture's general partner.

     For certain of these partnerships, the Company has made capital contributions from time to time to provide the partnerships with sufficient cash to meet its obligations, including operating expenses, tenant improvements and debt service. Capital contributions during 2001 and 2000 were insignificant. Further capital contributions may be required in future periods for certain of the joint ventures. The Company cannot predict the amount of such future contributions.

     INTEREST RATE SWAP AGREEMENTS -- The Company enters into interest rate swap agreements to manage interest rate exposure. The primary reason for the interest rate swap agreements is to extend the duration of adjustable rate investments. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Changes in market interest rates impact income from adjustable rate investments and have an opposite (and approximately offsetting) effect on the reported income from the swap portfolio. Notional principal amounts are often used to express the volume of these transactions but do not represent the much smaller amounts potentially subject to credit risk. The amount subject to credit risk is approximately equal to the unrealized gain on the agreements which was $29 million at December 31, 2001.

     EQUITY INDEXED CALL OPTIONS -- The Company holds certain call options indexed to the performance of the S&P 500 Index as part of its asset/liability management strategy for its equity indexed annuity products. The Company held options with an aggregate estimated fair value of $1 million as of December 31, 2001.

     FUTURES CONTRACTS -- The Company previously entered into futures contracts to manage interest rate risk as part of the Company's asset and liability management program for its guaranteed investment contract (GIC) portfolio. During 1997, the Company closed out all of its futures contracts and immediately entered into zero coupon interest rate swaps. As of December 31, 2001, the remaining deferred gain on the closed futures contracts was approximately $4 million, which is being amortized into income over the life of the liabilities whose cash flows they supported.

14. FAIR VALUE OF FINANCIAL INSTRUMENTS

     In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

     The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

          FIXED MATURITIES AND EQUITY SECURITIES -- The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices as determined by the NAIC Securities Valuation Office, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, commercial mortgages, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which generally fall within a range between 2% and 18% over the total portfolio.

          MORTGAGE LOANS ON REAL ESTATE -- The fair values for commercial mortgages are estimated using a discounted cash flow approach. Commercial loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads required on new loans with similar characteristics. The amortizing features of all loans are incorporated into the valuation. Where data on option features was available, option values were determined using a binomial valuation method and were incorporated into the mortgage valuation.

          DERIVATIVE FINANCIAL INSTRUMENTS -- Fair values for on-balance-sheet derivative financial instruments (options) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

          OTHER INVESTMENT-TYPE INSURANCE CONTRACTS -- The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

          ENCUMBRANCES -- The fair value for debt obligations was based upon discounted cash flow analyses. The discount rate was based upon the Company's estimated current incremental borrowing rates.

          FINANCIAL GUARANTEES -- The fair values for financial guarantees were estimated using discounted cash flow analyses based upon the expected future net amounts to be expended. The estimated net amounts to be expended were determined based on projected cash flows and a valuation of the underlying collateral.

     The carrying value of all other financial instruments approximates their fair value.

     The carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2001 and 2000 are as follows:

                                                                   2001                   2000
                                                            -------------------    -------------------
                                                            CARRYING     FAIR      CARRYING     FAIR
                                                             AMOUNT      VALUE      AMOUNT      VALUE
                                                            --------    -------    --------    -------
                                                                          (IN MILLIONS)
ASSETS
Bonds...................................................    $ 4,956     $ 4,981    $ 4,464     $ 4,459
Stocks (unaffiliated)...................................         26          30         28          32
Mortgage loans on real estate:
  Commercial............................................        794         827        575         581
  Residential and other.................................         --          --         --          --
Policy loans............................................        263         263        260         260
Cash and short-term investments.........................        268         268         67          67
Other financial instruments recorded as assets..........         92          92        425         425
LIABILITIES
Investment contracts:
  Deferred annuities....................................     (1,256)     (1,114)    (1,321)     (1,309)
  GICs..................................................        (90)        (90)       (90)       (107)
  Supplementary contracts and immediate annuities.......       (228)       (228)      (218)       (216)
  Other investment contracts............................       (240)       (240)      (141)       (140)
Claim and other deposit funds...........................       (167)       (167)       (57)        (44)
Encumbrances............................................         --          --         --          --
Other financial instruments recorded as liabilities.....       (497)       (497)      (301)       (301)
OFF-BALANCE SHEET FINANCIAL INSTRUMENTS
Financial guarantees....................................         --           1         --          (1)
Interest rate swaps.....................................         --          29         --           3

     Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

     Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

15. LEASES

     The Company has operating leases for office space and certain computer processing and other equipment. Rental expense for these items was $9 million and $12 million for 2001 and 2000, respectively. Future minimum aggregate rental commitments at December 31, 2001 for operating leases were as follows (in millions):

2002........................................................  $ 3
2003........................................................    3
2004........................................................    2
2005........................................................    2
2006........................................................    1
2007 and thereafter.........................................    3
                                                              ---
Total.......................................................  $14
                                                              ===

16. ANNUITY RESERVES

     At December 31, 2001 and 2000, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                 DECEMBER 31, 2001
                                                                -------------------
                                                                 AMOUNT     PERCENT
                                                                --------    -------
                                                                   (IN MILLIONS)
Subject to discretionary withdrawal (with adjustment):
  With market value adjustment..............................    $  344.3     6.89%
  At book value less surrender charge.......................       476.4     9.54%
  At fair value.............................................     2,814.7    56.37%
                                                                --------    ------
Subtotal....................................................     3,635.3    72.80%
Subject to discretionary withdrawal (without adjustment) at
  book value with minimal or no charge or adjustment........       909.1    18.20%
Not subject to discretionary withdrawal.....................       449.6     9.00%
                                                                --------    ------
Total annuity reserves and deposit fund liabilities --Before
  reinsurance...............................................     4,994.0      100%
                                                                            ======
Less reinsurance ceded......................................          --
                                                                --------
Net annuity reserves and deposit fund liabilities...........    $4,994.0
                                                                ========

                                                                 DECEMBER 31, 2000
                                                                -------------------
                                                                 AMOUNT     PERCENT
                                                                --------    -------
                                                                   (IN MILLIONS)
Subject to discretionary withdrawal (with adjustment):
  With market value adjustment..............................    $  197.9      4.00%
  At book value less surrender charge.......................       456.6      9.00%
  At fair value.............................................     3,284.4     61.00%
                                                                --------    -------
Subtotal....................................................     3,938.9     74.00%
                                                                --------    -------
Subject to discretionary withdrawal (without adjustment) at
  book value with minimal or no charge or adjustment........       875.3     16.00%
Not subject to discretionary withdrawal.....................       542.0     10.00%
                                                                --------    -------
Total annuity reserves and deposit fund liabilities --Before
  reinsurance...............................................    $5,356.3    100.0 %
                                                                            =======
Less reinsurance ceded
                                                                --------
Net annuity reserves and deposit fund liabilities...........    $5,356.3
                                                                ========

17. SEPARATE ACCOUNTS

     Most separate and variable accounts held by the Company relate to individual variable annuities of a nonguaranteed return nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. These variable annuities generally provide an incidental death benefit of the greater of account value or premium paid. In 1996 the Company began offering a policy with a minimum guaranteed death benefit that is adjusted every seven years to the current account value. The assets and liabilities of these accounts are carried at market.

     Certain other separate accounts relate to experience-rated group annuity contracts, that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one-year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. There are guarantees of principal and interest for purposes of plan participant transactions (e.g., participant-directed withdrawals and fund transfers done at book value). The assets and liabilities of these separate accounts are carried at book value.

     Information regarding the separate accounts of the Company is as follows:

                                                                2001     2000
                                                                ----    ------
                                                                (IN MILLIONS)
Transfers as reported in the summary of operations of the
  Separate Accounts Statement:
  Transfers to separate accounts............................    $960    $1,147
  Transfers from separate accounts..........................     623       833
                                                                ----    ------
Net transfers to separate accounts..........................     337       314
Reconciling adjustments:
  Miscellaneous transfers...................................    (179)      (12)
                                                                ----    ------
Transfers as reported in the Statement of Operations........    $158    $  302
                                                                ====    ======

                                                                           DECEMBER 31, 2001
                                                               -----------------------------------------
                                                                NONINDEXED
                                                                GUARANTEE      NONGUARANTEED
                                                               LESS THAN OR      SEPARATE
                                                               EQUAL TO 4%       ACCOUNTS        TOTAL
                                                               ------------    -------------    --------
                                                                             (IN MILLIONS)
RESERVES FOR SEPARATE ACCOUNTS BY WITHDRAWAL
  CHARACTERISTICS
Subject to discretionary withdrawal:
  With market value adjustment.............................       $158.0         $     --       $  158.0
  At book value without market value adjustment less
     current surrender charge of 5% or more................           --               --             --
  At market value..........................................           --          3,632.6        3,632.6
  At book value without market value adjustment less
     current surrender charge of less than 5%..............           --               --             --
                                                                  ------         --------       --------
                                                                   158.0          3,632.6        3,790.6
Not subject to discretionary withdrawal....................           --              1.2            1.2
                                                                  ------         --------       --------
Total aggregate reserve for separate accounts..............       $158.0         $3,633.8       $3,791.8
                                                                  ======         ========       ========

                                                                           DECEMBER 31, 2000
                                                               -----------------------------------------
                                                                NONINDEXED
                                                                GUARANTEE      NONGUARANTEED
                                                               LESS THAN OR      SEPARATE
                                                               EQUAL TO 4%       ACCOUNTS        TOTAL
                                                               ------------    -------------    --------
                                                                             (IN MILLIONS)
RESERVES FOR SEPARATE ACCOUNTS BY WITHDRAWAL
  CHARACTERISTICS
Subject to discretionary withdrawal:
  With market value adjustment.............................       $37.4          $     --       $   37.4
  At book value without market value adjustment less
     current surrender charge of 5% or more................          --                --             --
  At market value..........................................          --           4,161.5        4,161.5
  At book value without market value adjustment less
     current surrender charge of less than 5%..............          --                --             --
                                                                  -----          --------       --------
  Subtotal.................................................        37.4           4,161.5        4,198.9
  Not subject to discretionary withdrawal..................          --               1.8            1.8
                                                                  -----          --------       --------
Total aggregate reserve for separate accounts..............       $37.4          $4,163.3       $4,200.7
                                                                  =====          ========       ========

18. GUARANTY FUND ASSESSMENTS

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state. The guaranty fund assessments of the Company are not material.

19. REGULATORY RISK-BASED CAPITAL

     The NAIC prescribes risk-based capital (RBC) requirements for life/health insurance companies. RBC is a series of dynamic surplus-related formulas for monitoring solvency. At December 31, 2001, the Company exceeded all minimum RBC requirements.

20. RECONCILIATION TO THE ANNUAL STATEMENT

     At December 31, 2001, differences in amounts reported in the 2001 Annual Statement, as revised, and amounts in the accompanying statutory-basis financial statements are due to the following (in Millions):

                                                                              CAPITAL AND
                                                                NET INCOME      SURPLUS
                                                                ----------    -----------
Amounts as reported in the 2001 Annual Statement............      $(304)        $1,185
Subsidiary dividend income..................................         52             --
                                                                  -----         ------
Amounts as reported in the accompanying statutory-basis
  financial statements......................................      $(252)        $1,185
                                                                  =====         ======


21. SUBSEQUENT EVENTS

     Subsequent to the issuance of the financial statements, the Company identified an error in the transfers from separate account due and accrued reported in the statement of financial condition at December 31, 2001. The transfers from separate account due and accrued was understated by $53.0 million at December 31, 2001. In accordance with Statement of Statutory Accounting Principles No. 3, "Accounting Changes and Corrections of Errors," the error was corrected in June 2002 as an adjustment to the January 1, 2002 unassigned surplus balance. The error understated total assets and unassigned surplus at December 31, 2001 by $53.0 and $34.4 million, respectively. The error had no impact on total liabilities. The error overstated net loss by $34.4 million for the year ended December 31, 2001.


     On June 28, 2002, the Board of Directors of the Company approved a plan to merge with the Company's wholly owned subsidiary, Northern Life Insurance Company. The Company will be the surviving corporation of the transaction. The Minnesota Department of Commerce has approved the merger. The merger is anticipated to be effective on October 1, 2002.

                               SEPARATE ACCOUNT N

                        RELIASTAR LIFE INSURANCE COMPANY

                       SUPPLEMENT DATED OCTOBER 1, 2002 TO
            STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 1, 2002


THE FOLLOWING APPLIES TO PARTICIPANTS WHO ENROLL IN 403(b) ANNUITY CONTRACTS ISSUED IN TEXAS ON AND AFTER JUNE 1, 2002 (TEXAS 403(b) CONTRACTS).


The information in this supplement amends certain information contained in the Statement of Additional Information dated October 1, 2002. You should read this supplement along with the Statement of Additional Information. Only the funds listed in the tables below are offered under Texas 403(b) Contracts.


AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED FOR TEXAS 403(b) CONTRACTS

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the funds available under the Texas 403(b) Contracts for the periods ended December 31, 2001 for the subaccounts under the contracts. The standardized returns shown below for the Texas 403(b) Contracts use the actual returns of the fund since the date of inception of the subaccount, adjusted to reflect the deduction of all recurring charges under the contracts during each period (1.25% mortality and expense risk charges, 0.15% administrative charge, $30 annual contract charge, and an early withdrawal charge of 8% grading down to 0% after 6 years). These charges will be deducted on a pro-rata basis in the case of fractional periods. The annual contract charge is converted to a percentage of assets based on the average account size under the contracts described in the prospectus.

The non-standardized returns shown below for the Texas 403(b) Contracts are calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge and they are calculated from the date of inception of the fund portfolio. The deduction of the early withdrawal charge would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account.










                                                                    October 2002

                                     TABLE 1
                           Standardized Total Returns

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FOR THE PERIOD
                                                                                                        FROM DATE OF
                                               FOR THE 1 YEAR     FOR THE 5 YEAR    FOR THE 10 YEAR     INCEPTION OF
                                                PERIOD ENDING      PERIOD ENDING     PERIOD ENDING      SUBACCOUNT TO
                 SUBACCOUNT                       12/31/01           12/31/01           12/31/01          12/31/01
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
ING VP Growth Opportunities Portfolio             (46.18%)                                                (36.59%)
   (Subaccount Inception: 05/01/2000)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
ING VP Growth + Value Portfolio                   (38.66%)             8.72%                               10.75%
   (Subaccount Inception: 10/25/1995)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
ING VP High Yield Bond Portfolio                   (7.20%)                                                 (5.21%)
   (Subaccount Inception: 08/08/1997)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
ING VP International Value Portfolio              (19.47%)                                                  9.32%
   (Subaccount Inception: 08/08/1997)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
ING VP MagnaCap Portfolio                         (18.25%)                                                (11.07%)
   (Subaccount Inception: 05/01/2000)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
ING VP MidCap Opportunities Portfolio             (40.57%)                                                (32.01%)
   (Subaccount Inception: 05/01/2000)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
ING VP Research Enhanced Index Portfolio          (20.03%)            (4.27%)                              (1.02%)
   (Subaccount Inception: 10/25/1995)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
ING VP SmallCap Opportunities Portfolio           (36.84%)            16.55%                               16.12%
   (Subaccount Inception: 10/25/1995)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Alger American Growth Portfolio                   (19.62%)            11.39%                               11.24%
   (Subaccount Inception: 10/25/1995)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Alger American Leveraged AllCap Portfolio         (23.70%)            14.30%                               13.81%
   (Subaccount Inception: 10/25/1995)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Alger American MidCap Growth Portfolio            (14.36%)            13.08%                               12.15%
   (Subaccount Inception: 10/25/1995)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Alger American Small Capitalization               (37.19%)            (3.04%)                              (2.02%)
   Portfolio
   (Subaccount Inception: 10/25/1995)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Fidelity(R) VIP Asset Manager:  Growth(R)         (15.23%)             4.61%                                7.45%
   Portfolio
   (Subaccount Inception: 10/25/1995)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Fidelity(R) VIP Contrafund(R) Portfolio           (20.04%)             8.48%                               10.63%
   (Subaccount Inception: 10/25/1995)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Fidelity(R) VIP Equity-Income Portfolio           (12.81%)             7.45%                                9.44%
   (Subaccount Inception: 10/25/1995)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Fidelity(R) VIP Growth Opportunities              (22.21%)                                                (14.21%)
   Portfolio
   (Subaccount Inception: 01/07/1999)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Fidelity(R) VIP Growth Portfolio                  (25.41%)             9.70%                                9.77%
   (Subaccount Inception: 10/25/1995)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Fidelity(R) VIP Index 500 Portfolio               (19.90%)             8.39%                               11.28%
   (Subaccount Inception: 10/25/1995)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Fidelity(R) VIP Investment Grade Bond               0.52%                                                   3.30%
   Portfolio
   (Subaccount Inception: 04/30/1999)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Fidelity(R) VIP Money Market Portfolio(a)          (3.72%)             3.38%                                3.71%
   (Subaccount Inception: 10/25/1995)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Janus Aspen Aggressive Growth Portfolio           (47.06%)                                                  5.08%
   (Subaccount Inception: 08/08/1997)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Janus Aspen Growth Portfolio                      (32.45%)                                                  3.42%
   (Subaccount Inception: 08/08/1997)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Janus Aspen International Growth Portfolio        (30.96%)                                                  4.31%
   (Subaccount Inception: 08/08/1997)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FOR THE PERIOD
                                                                                                        FROM DATE OF
                                               FOR THE 1 YEAR     FOR THE 5 YEAR    FOR THE 10 YEAR     INCEPTION OF
                                                PERIOD ENDING      PERIOD ENDING     PERIOD ENDING      SUBACCOUNT TO
                 SUBACCOUNT                       12/31/01           12/31/01           12/31/01          12/31/01
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Janus Aspen Worldwide Growth Portfolio            (30.16%)                                                  4.98%
   (Subaccount Inception: 08/08/1997)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Neuberger Berman Advisers Management Trust          0.84%                                                   3.08%
   Limited Maturity Bond Portfolio
   (Subaccount Inception: 08/08/1997)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Neuberger Berman Advisers Management Trust        (10.69%)                                                  0.44%
   Partners Portfolio
   (Subaccount Inception: 08/08/1997)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
OCC Accumulation Trust Equity Portfolio           (14.85%)                                                  2.93%
   (Subaccount Inception: 08/08/1997)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
OCC Accumulation Trust Global Equity              (21.61%)                                                  2.46%
   Portfolio
   (Subaccount Inception: 08/08/1997)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
OCC Accumulation Trust Managed Portfolio          (12.76%)                                                  1.66%
   (Subaccount Inception: 08/08/1997)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
OCC Accumulation Trust Small Cap Portfolio          0.39%                                                   6.16%
   (Subaccount Inception: 08/08/1997)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------


(a) The current yield for the subaccount for the seven-day period ended December 31, 2001 (on an annualized basis) was 0.49%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 8% early withdrawal charge.

                                     TABLE 2
                         Non-Standardized Total Returns

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FOR THE PERIOD
                                                                                                        FROM DATE OF
                                               FOR THE 1-YEAR     FOR THE 5-YEAR    FOR THE 10-YEAR     INCEPTION OF
                                                PERIOD ENDED       PERIOD ENDED       PERIOD ENDED      PORTFOLIO TO
                 SUBACCOUNT                       12/31/01           12/31/01           12/31/01          12/31/01
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
ING VP Growth Opportunities Portfolio             (39.60%)                                                (31.32%)
   (Portfolio Inception: 04/30/2000)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
ING VP Growth + Value Portfolio                   (32.13%)             8.96%                               11.75%
   (Portfolio Inception: 05/06/1994)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
ING VP High Yield Bond Portfolio                   (0.89%)            (2.48%)                               2.02%
   (Portfolio Inception: 05/06/1994)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
ING VP International Value Portfolio              (13.08%)                                                  9.88%
   (Portfolio Inception: 08/08/1997)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
ING VP MagnaCap Portfolio                         (11.87%)                                                 (6.99%)
   (Portfolio Inception: 05/01/2000)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
ING VP MidCap Opportunities Portfolio             (34.03%)                                                (26.99%)
   (Portfolio Inception: 04/30/2000)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
ING VP Research Enhanced Index Portfolio          (13.64%)            (3.84%)                               0.61%
   (Portfolio Inception: 05/06/1994)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
ING VP SmallCap Opportunities Portfolio           (30.33%)            16.72%                               15.06%
   (Portfolio Inception: 05/06/1994)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Alger American Growth Portfolio                   (13.23%)            11.60%             13.20%
   (Portfolio Inception: 01/09/1989)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Alger American Leveraged AllCap Portfolio         (17.28%)            14.48%                               20.91%
   (Portfolio Inception: 01/25/1995)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Alger American MidCap Growth Portfolio             (8.01%)            13.28%                               16.98%
   (Portfolio Inception: 05/03/1993)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Alger American Small Capitalization               (30.68%)            (2.63%)            3.16%
   Portfolio
   (Portfolio Inception: 09/21/1988)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Fidelity(R)  VIP Asset Manager:  Growth(R)         (8.86%)             4.90%                                8.93%
   Portfolio
   (Portfolio Inception: 01/03/1995)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Fidelity(R)  VIP Contrafund(R) Portfolio          (13.65%)             8.73%                               13.98%
   (Portfolio Inception: 01/03/1995)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Fidelity(R) VIP Equity-Income Portfolio            (6.46%)             7.70%             11.85%
   (Portfolio Inception: 10/09/1986)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Fidelity(R)  VIP Growth Opportunities             (15.80%)             2.07%                                7.74%
   Portfolio
   (Portfolio Inception: 01/03/1995)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Fidelity(R)  VIP Growth Portfolio                 (18.98%)             9.93%             11.64%
   (Portfolio Inception: 10/09/1986)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Fidelity(R)  VIP Index 500 Portfolio              (13.51%)             8.63%                               11.69%
   (Portfolio Inception: 08/27/1992)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Fidelity(R)  VIP Investment Grade Bond              6.77%              5.55%             5.26%
   Portfolio
   (Portfolio Inception: 12/05/1988)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Fidelity(R)  VIP Money Market Portfolio(a)          2.56%              3.69%             3.29%
   (Portfolio Inception: 04/01/1982)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Janus Aspen Aggressive Growth Portfolio           (40.48%)             5.41%                               10.77%
   (Portfolio Inception: 09/13/1993)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Janus Aspen Growth Portfolio                      (25.97%)             7.35%                               10.10%
   (Portfolio Inception: 09/13/1993)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Janus Aspen International Growth Portfolio        (24.49%)             8.61%                               11.72%
   (Portfolio Inception: 05/02/1994)
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FOR THE PERIOD
                                                                                                        FROM DATE OF
                                               FOR THE 1-YEAR     FOR THE 5-YEAR    FOR THE 10-YEAR     INCEPTION OF
                                                PERIOD ENDED       PERIOD ENDED       PERIOD ENDED      PORTFOLIO TO
                 SUBACCOUNT                       12/31/01           12/31/01           12/31/01          12/31/01
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Janus Aspen Worldwide Growth Portfolio            (23.70%)             9.39%                               13.97%
   (Portfolio Inception: 09/13/1993)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Neuberger Berman Advisers Management Trust          7.08%              3.96%             3.82%
   Limited Maturity Bond Portfolio
   (Portfolio Inception: 09/10/1984)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
Neuberger Berman Advisers Management Trust         (4.36%)             5.85%                               10.66%
   Partners Portfolio
   (Portfolio Inception: 03/22/1994)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
OCC Accumulation Trust Equity Portfolio(b)         (8.49%)             6.54%             11.13%
   (Portfolio Inception: 08/01/1988)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
OCC Accumulation Trust Global Equity              (15.20%)             6.40%                                9.08%
   Portfolio
   (Portfolio Inception: 03/01/1995)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
OCC Accumulation Trust Managed Portfolio(b)        (6.42%)             5.82%             11.42%
   (Portfolio Inception: 08/01/1988)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------
OCC Accumulation Trust Small Cap                    6.64%              9.54%             11.11%
   Portfolio(b)
   (Portfolio Inception: 08/01/1988)
--------------------------------------------- ------------------ ------------------ ----------------- ------------------

(a) The current yield for the subaccount for the seven-day period ended December 31, 2001 (on an annualized basis) was 0.49%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 8% early withdrawal charge is not reflected.

(b) On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "Trust") at which time the Trust commenced operations. The total net assets for the Equity Managed, and Small Cap Portfolios immediately after the transaction were $86,789,755, $682,601,380, and $139,812,573, respectively, with respect to the Old Trust and for the Equity, Managed, and Small Cap Portfolios, $3,764,598, $51,345,102, and $8,129,274, respectively with respect to the Trust. For the period prior to September 14, 1994, the performance figures for the Equity, Managed, and Small Cap Portfolios of the Trust reflect the performance of the Equity, Managed, and Small Cap Portfolios of the Old Trust.



                                    5                               October 2002